UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3329

Variable Insurance Products Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2004

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Equity-Income Portfolio

Annual Report

December 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	3	How the fund has done over time.
Management's Discussion	4	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	5	An example of shareholder expenses.
Investment Summary	6	A summary of the fund's investments at period end.
Investments	7	A complete list of the fund's investments with their market values.
Financial Statements	13	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	17	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	21
Trustees and Officers	22
Distributions	27
Proxy Voting Results	28

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-5429 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of a class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2004	Past 1 year	Past 5 years	Past 10 years
Fidelity ® VIP: Equity-Income - Initial Class	11.53%	4.46%	11.31%
Fidelity VIP: Equity-Income - Service Class A	11.38%	4.35%	11.23%
Fidelity VIP: Equity-Income - Service Class 2 B	11.23%	4.19%	11.15%

A The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset-based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower.

B The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based distribution fee (12b-1 fee). Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class, and do not include the effects of a 12b-1 fee. Had Service Class 2 shares' 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity ® Variable Insurance Products: Equity-Income Portfolio - Initial Class on December 31, 1994. The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Value Index performed over the same period.

Annual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio

Management's Discussion of Fund Performance

Comments from Stephen Petersen, Portfolio Manager of Fidelity® Variable Insurance Products: Equity-Income Portfolio

The year ending December 31, 2004, generally was positive for equity investors, as many stock market benchmarks produced double-digit gains. Broad-based themes included the continued dominance of small-cap stocks, which outperformed large-caps for the sixth consecutive year. The small-cap Russell 2000® Index was up 18.33% in 2004, while the larger-cap Standard & Poor's 500SM Index rose 10.88%. Value stocks ended the year well ahead of growth stocks: The Russell 3000® Value Index advanced 16.94%, compared to 6.93% for the Russell 3000 Growth Index. Energy and basic materials stocks led the market upward. Energy stocks were boosted by record-high oil prices, while strong demand from China helped support commodity prices. The health care sector was among the market's weakest performers. Technology also fell off the pace, though it was helped by a rally late in the year. The tech-heavy NASDAQ Composite® Index returned 9.15%, thanks primarily to a 14.87% jump in the fourth quarter. Elsewhere, the Dow Jones Industrial AverageSM gained 5.37% for the year.

For the 12-month period ending December 31, 2004, the fund underperformed the LipperSM Variable Annuity Equity Income Objective Funds Average, which rose 13.51%, and the Russell 3000 Value Index. Mid- and small-cap stocks continued to outperform large-caps, which - along with out-of-favor stocks - are the fund's primary focus. As a result, it did not keep pace with the Russell index, which includes stocks of all market capitalizations. The fund's performance relative to the index also was hurt by its underweighting in financial stocks. Fund holdings Pfizer and Merck were hurt by competitive pressures from generic drug makers and company-specific issues: Merck was ordered to pull its arthritis drug, Vioxx, off the shelves, causing the stock price to plummet; Pfizer, which makes arthritis drug Celebrex, took a hit over concerns about the potential for similar problems with its own product. Conversely, energy holdings Exxon Mobil and Total SA did well as crude oil prices remained high, demand grew and excess supply evaporated.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period* July 1, 2004 to December 31, 2004
Initial Class
Actual	$ 1,000.00	$ 1,077.30	$ 3.08
HypotheticalA	$ 1,000.00	$ 1,022.17	$ 3.00
Service Class
Actual	$ 1,000.00	$ 1,077.10	$ 3.60
HypotheticalA	$ 1,000.00	$ 1,021.67	$ 3.51
Service Class 2
Actual	$ 1,000.00	$ 1,076.40	$ 4.38
HypotheticalA	$ 1,000.00	$ 1,020.91	$ 4.27
Service Class 2R
Actual	$ 1,000.00	$ 1,075.70	$ 4.38
HypotheticalA	$ 1,000.00	$ 1,020.91	$ 4.27

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.59%
Service Class	.69%
Service Class 2.84%
Service Class 2R	.84%

Annual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio

Investment Summary

Top Five Stocks as of December 31, 2004
% of fund's net assets
Bank of America Corp.	3.1
Exxon Mobil Corp.	3.1
Citigroup, Inc.	2.8
American International Group, Inc.	2.6
J.P. Morgan Chase & Co.	2.3
13.9
Top Five Market Sectors as of December 31, 2004
% of fund's net assets
Financials	30.2
Industrials	12.1
Consumer Discretionary	11.1
Energy	10.8
Health Care	7.9
Asset Allocation as of December 31, 2004
% of fund's net assets*
Stocks	99.1%
Bonds	0.7%
Short-Term Investments and Net Other Assets	0.2%
* Foreign investments	11.9%

Annual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio

Investments December 31, 2004

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 10.5%
Auto Components - 0.1%
TRW Automotive Holdings Corp.	611,370	$ 12,655,359
Automobiles - 0.4%
Toyota Motor Corp. ADR	475,900	38,961,933
Hotels, Restaurants & Leisure - 1.2%
Caesars Entertainment, Inc. (a)	1,927,700	38,823,878
McDonald's Corp.	2,561,300	82,115,278
Six Flags, Inc. (a)	642,256	3,448,915
Wendy's International, Inc.	128,800	5,056,688
		129,444,759
Household Durables - 1.2%
Koninklijke Philips Electronics NV (NY Shares)	601,900	15,950,350
LG Electronics, Inc.	237,410	14,700,524
Maytag Corp.	1,357,020	28,633,122
Newell Rubbermaid, Inc.	2,451,900	59,311,461
Sony Corp. sponsored ADR	128,500	5,006,360
The Stanley Works	128,500	6,295,215
		129,897,032
Leisure Equipment & Products - 0.0%
Eastman Kodak Co.	128,400	4,140,900
Media - 6.0%
Clear Channel Communications, Inc.	2,716,100	90,962,189
Comcast Corp. Class A (a)	2,852,091	94,917,588
Fox Entertainment Group, Inc. Class A (a)	577,900	18,065,154
Liberty Media Corp. Class A (a)	3,912,376	42,957,888
Liberty Media International, Inc. Class A (a)	613,999	28,385,174
The Reader's Digest Association, Inc. (non-vtg.)	1,699,003	23,633,132
Time Warner, Inc. (a)	6,982,850	135,746,604
Viacom, Inc. Class B (non-vtg.)	3,720,586	135,392,125
Vivendi Universal SA sponsored ADR (a)	904,300	29,000,901
Walt Disney Co.	2,763,400	76,822,520
		675,883,275
Multiline Retail - 0.7%
Big Lots, Inc. (a)	2,275,956	27,607,349
Dollar Tree Stores, Inc. (a)	790,100	22,660,068
Family Dollar Stores, Inc.	706,500	22,063,995
Sears, Roebuck & Co.	214,100	10,925,523
		83,256,935
Specialty Retail - 0.7%
Abercrombie & Fitch Co. Class A	128,400	6,028,380
AnnTaylor Stores Corp. (a)	1,113,050	23,963,967
Gap, Inc.	1,267,900	26,778,048
Toys 'R' Us, Inc. (a)	1,295,900	26,527,073
		83,297,468

	Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods - 0.2%
Liz Claiborne, Inc.	632,940	$ 26,716,397
TOTAL CONSUMER DISCRETIONARY		1,184,254,058
CONSUMER STAPLES - 6.2%
Beverages - 0.6%
Anheuser-Busch Companies, Inc.	1,282,400	65,056,152
Food & Staples Retailing - 1.2%
Albertsons, Inc.	720,600	17,207,928
CVS Corp.	1,090,700	49,157,849
Wal-Mart Stores, Inc.	1,284,200	67,831,444
		134,197,221
Food Products - 1.0%
General Mills, Inc.	278,600	13,849,206
H.J. Heinz Co.	281,120	10,960,869
Kellogg Co.	149,800	6,690,068
Kraft Foods, Inc. Class A	943,100	33,583,791
Unilever PLC sponsored ADR	1,141,000	45,092,320
		110,176,254
Household Products - 2.0%
Colgate-Palmolive Co.	2,194,400	112,265,504
Kimberly-Clark Corp.	1,169,800	76,984,538
Procter & Gamble Co.	710,400	39,128,832
		228,378,874
Personal Products - 0.6%
Gillette Co.	1,605,120	71,877,274
Tobacco - 0.8%
Altria Group, Inc.	1,562,800	95,487,080
TOTAL CONSUMER STAPLES		705,172,855
ENERGY - 10.8%
Energy Equipment & Services - 2.4%
Baker Hughes, Inc.	1,373,800	58,620,046
BJ Services Co.	536,645	24,975,458
Halliburton Co.	708,200	27,789,768
Noble Corp. (a)	817,100	40,642,554
Schlumberger Ltd. (NY Shares)	1,768,900	118,427,855
		270,455,681
Oil & Gas - 8.4%
Apache Corp.	647,780	32,758,235
BP PLC sponsored ADR	2,459,842	143,654,773
ChevronTexaco Corp.	2,480,842	130,269,013
Exxon Mobil Corp.	6,841,236	350,681,757
Royal Dutch Petroleum Co. (NY Shares)	664,300	38,117,534
Total SA:
Series B	341,300	74,976,784
sponsored ADR	1,652,996	181,565,081
		952,023,177
TOTAL ENERGY		1,222,478,858
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - 29.6%
Capital Markets - 4.9%
Bank of New York Co., Inc.	3,107,200	$ 103,842,624
Charles Schwab Corp.	5,679,300	67,924,428
Credit Suisse Group sponsored ADR	610,000	25,735,900
Janus Capital Group, Inc.	2,332,400	39,207,644
LaBranche & Co., Inc. (a)(c)	517,900	4,640,384
Mellon Financial Corp.	1,716,500	53,400,315
Merrill Lynch & Co., Inc.	1,610,300	96,247,631
Morgan Stanley	2,073,600	115,126,272
Nomura Holdings, Inc.	1,853,000	26,979,681
State Street Corp.	386,200	18,970,144
		552,075,023
Commercial Banks - 7.3%
Bank of America Corp.	7,600,666	357,155,294
Comerica, Inc.	730,200	44,556,804
Lloyds TSB Group PLC	2,282,400	20,717,588
Royal Bank of Scotland Group PLC	625,547	21,031,989
State Bank of India	463,175	7,573,045
Sumitomo Mitsui Financial Group, Inc.	2,994	21,776,140
U.S. Bancorp, Delaware	1,909,838	59,816,126
Wachovia Corp.	2,934,075	154,332,345
Wells Fargo & Co.	2,176,800	135,288,120
		822,247,451
Consumer Finance - 1.3%
American Express Co.	1,542,996	86,978,685
MBNA Corp.	1,456,400	41,055,916
MoneyGram International, Inc.	1,014,600	21,448,644
		149,483,245
Diversified Financial Services - 5.5%
CIT Group, Inc.	1,049,200	48,074,344
Citigroup, Inc.	6,481,619	312,284,403
J.P. Morgan Chase & Co.	6,788,812	264,831,556
		625,190,303
Insurance - 7.7%
ACE Ltd.	2,238,115	95,679,416
Allianz AG sponsored ADR	1,115,700	14,827,653
Allstate Corp.	2,059,400	106,512,168
American International Group, Inc.	4,377,250	287,454,008
Assurant, Inc.	164,900	5,037,695
Conseco, Inc. (a)	1,262,800	25,192,860
Fondiaria-Sai Spa (c)	541,144	14,556,983
Genworth Financial, Inc. Class A	1,087,200	29,354,400
Hartford Financial Services Group, Inc.	1,104,500	76,552,895
Marsh & McLennan Companies, Inc.	793,600	26,109,440

	Shares	Value (Note 1)
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	123,914	$ 15,204,241
Old Republic International Corp.	530,996	13,434,199
St. Paul Travelers Companies, Inc.	2,542,926	94,266,267
The Chubb Corp.	439,000	33,759,100
XL Capital Ltd. Class A	428,300	33,257,495
		871,198,820
Real Estate - 0.1%
CarrAmerica Realty Corp.	193,740	6,393,420
Thrifts & Mortgage Finance - 2.8%
Fannie Mae	2,818,100	200,676,901
Freddie Mac	717,900	52,909,230
Housing Development Finance Corp. Ltd.	1,133,500	20,155,333
MGIC Investment Corp.	195,900	13,499,469
Sovereign Bancorp, Inc.	1,371,550	30,928,453
		318,169,386
TOTAL FINANCIALS		3,344,757,648
HEALTH CARE - 7.7%
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	3,124,600	107,923,684
Thermo Electron Corp. (a)	667,000	20,136,730
		128,060,414
Health Care Providers & Services - 1.3%
Cardinal Health, Inc.	706,100	41,059,715
HCA, Inc.	333,500	13,326,660
McKesson Corp.	1,307,500	41,133,950
Tenet Healthcare Corp. (a)	2,188,900	24,034,122
UnitedHealth Group, Inc.	334,200	29,419,626
		148,974,073
Pharmaceuticals - 5.2%
Abbott Laboratories	857,000	39,979,050
Bristol-Myers Squibb Co.	2,517,500	64,498,350
GlaxoSmithKline PLC sponsored ADR	430,600	20,406,134
Johnson & Johnson	2,077,200	131,736,024
Merck & Co., Inc.	2,683,400	86,244,476
Pfizer, Inc.	3,579,000	96,239,310
Schering-Plough Corp.	3,703,130	77,321,354
Wyeth	1,713,500	72,977,965
		589,402,663
TOTAL HEALTH CARE		866,437,150
INDUSTRIALS - 12.0%
Aerospace & Defense - 3.4%
Bombardier, Inc. Class B (sub. vtg.)	2,376,500	4,713,392
EADS NV	1,540,015	44,686,006
Honeywell International, Inc.	2,956,625	104,694,091
Lockheed Martin Corp.	1,439,400	79,958,670
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Aerospace & Defense - continued
Northrop Grumman Corp.	903,000	$ 49,087,080
Raytheon Co.	288,678	11,209,367
The Boeing Co.	865,000	44,781,050
United Technologies Corp.	379,520	39,223,392
		378,353,048
Air Freight & Logistics - 0.1%
Ryder System, Inc.	123,200	5,885,264
Airlines - 0.2%
Southwest Airlines Co.	1,586,900	25,834,732
Commercial Services & Supplies - 0.3%
Waste Management, Inc.	1,286,100	38,505,834
Construction & Engineering - 0.2%
Fluor Corp.	368,900	20,108,739
Electrical Equipment - 0.3%
Emerson Electric Co.	550,200	38,569,020
Industrial Conglomerates - 3.8%
3M Co.	342,400	28,100,768
General Electric Co.	4,291,540	156,641,210
Hutchison Whampoa Ltd.	2,304,000	21,564,430
Siemens AG sponsored ADR	248,700	21,057,429
Textron, Inc.	717,500	52,951,500
Tyco International Ltd.	4,166,646	148,915,928
		429,231,265
Machinery - 2.7%
Caterpillar, Inc.	510,300	49,759,353
Deere & Co.	193,250	14,377,800
Dover Corp.	850,600	35,674,164
Eaton Corp.	212,900	15,405,444
Illinois Tool Works, Inc.	176,200	16,330,216
Ingersoll-Rand Co. Ltd. Class A	1,043,044	83,756,433
Navistar International Corp. (a)	508,495	22,363,610
SPX Corp.	1,550,600	62,117,036
		299,784,056
Road & Rail - 1.0%
Burlington Northern Santa Fe Corp.	1,236,500	58,498,815
Union Pacific Corp.	807,900	54,331,275
		112,830,090
TOTAL INDUSTRIALS		1,349,102,048
INFORMATION TECHNOLOGY - 6.9%
Communications Equipment - 0.9%
Lucent Technologies, Inc. (a)	4,816,600	18,110,416
Lucent Technologies, Inc. warrants 12/10/07 (a)	8,328	13,158
Motorola, Inc.	3,578,112	61,543,526
Nokia Corp. sponsored ADR	1,182,000	18,521,940
		98,189,040

	Shares	Value (Note 1)
Computers & Peripherals - 1.8%
Hewlett-Packard Co.	3,850,311	$ 80,741,022
International Business Machines Corp.	868,400	85,606,872
Storage Technology Corp. (a)	710,110	22,446,577
Sun Microsystems, Inc. (a)	3,998,675	21,512,872
		210,307,343
Electronic Equipment & Instruments - 0.8%
Agilent Technologies, Inc. (a)	429,600	10,353,360
Arrow Electronics, Inc. (a)	830,900	20,190,870
Avnet, Inc. (a)	1,584,330	28,898,179
Solectron Corp. (a)	5,530,200	29,475,966
		88,918,375
IT Services - 0.1%
Ceridian Corp. (a)	780,800	14,273,024
Office Electronics - 0.3%
Xerox Corp. (a)	1,881,900	32,011,119
Semiconductors & Semiconductor Equipment - 2.1%
Analog Devices, Inc.	1,113,300	41,103,036
Applied Materials, Inc. (a)	1,369,900	23,425,290
Freescale Semiconductor, Inc. Class B	1,468,877	26,968,582
Intel Corp.	3,219,100	75,294,749
Micron Technology, Inc. (a)	1,866,200	23,047,570
National Semiconductor Corp.	235,200	4,221,840
Rohm Co. Ltd.	148,300	15,346,871
Samsung Electronics Co. Ltd.	55,670	24,226,562
Teradyne, Inc. (a)	107,400	1,833,318
		235,467,818
Software - 0.9%
Computer Associates International, Inc.	1,381	42,894
Microsoft Corp.	3,735,200	99,767,192
		99,810,086
TOTAL INFORMATION TECHNOLOGY		778,976,805
MATERIALS - 6.2%
Chemicals - 2.6%
Air Products & Chemicals, Inc.	64,300	3,727,471
Arch Chemicals, Inc.	392,800	11,304,784
Dow Chemical Co.	2,015,700	99,797,307
Eastman Chemical Co.	476,800	27,525,664
Great Lakes Chemical Corp.	650,500	18,532,745
Lubrizol Corp.	214,800	7,917,528
Lyondell Chemical Co.	2,272,593	65,723,375
Nalco Holding Co.	95,700	1,868,064
Olin Corp.	682,700	15,033,054
PolyOne Corp. (a)	1,239,100	11,226,246
Praxair, Inc.	621,624	27,444,700
		290,100,938
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Containers & Packaging - 0.5%
Amcor Ltd.	963,600	$ 5,541,317
Smurfit-Stone Container Corp. (a)	2,515,872	46,996,489
		52,537,806
Metals & Mining - 1.8%
Alcan, Inc.	955,100	46,799,900
Alcoa, Inc.	2,616,216	82,201,507
Freeport-McMoRan Copper & Gold, Inc. Class B	820,704	31,375,514
Phelps Dodge Corp.	437,600	43,287,392
		203,664,313
Paper & Forest Products - 1.3%
Bowater, Inc. (c)	391,300	17,205,461
Georgia-Pacific Corp.	1,353,201	50,717,973
International Paper Co.	999,700	41,987,400
Weyerhaeuser Co.	610,400	41,031,088
		150,941,922
TOTAL MATERIALS		697,244,979
TELECOMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 4.9%
BellSouth Corp.	5,303,299	147,378,679
Qwest Communications International, Inc. (a)	3,728,500	16,554,540
SBC Communications, Inc.	7,035,993	181,317,540
Sprint Corp.	1,161,600	28,865,760
Verizon Communications, Inc.	4,370,102	177,032,832
		551,149,351
Wireless Telecommunication Services - 0.4%
Crown Castle International Corp. (a)	910,400	15,149,056
KDDI Corp.	3,028	16,318,032
Vodafone Group PLC sponsored ADR	556,500	15,236,970
		46,704,058
TOTAL TELECOMMUNICATION SERVICES		597,853,409
UTILITIES - 2.8%
Electric Utilities - 1.5%
Entergy Corp.	765,900	51,767,181
FirstEnergy Corp.	428,200	16,918,182
PG&E Corp. (a)	403,800	13,438,464
TXU Corp.	654,820	42,275,179
Wisconsin Energy Corp.	1,414,600	47,686,166
		172,085,172
Gas Utilities - 0.0%
AGL Resources, Inc.	109,500	3,639,780

	Shares	Value (Note 1)
Multi-Utilities & Unregulated Power - 1.3%
Dominion Resources, Inc.	1,305,300	$ 88,421,022
NorthWestern Energy Corp. (a)	85,500	2,394,000
Public Service Enterprise Group, Inc.	1,026,100	53,121,197
		143,936,219
TOTAL UTILITIES		319,661,171
TOTAL COMMON STOCKS (Cost $8,380,344,823)		11,065,938,981
Convertible Preferred Stocks - 1.1%

CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
General Motors Corp.:
Series B, 5.25%	412,200	9,472,356
Series C, 6.25%	253,100	6,671,716
		16,144,072
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 7.25% PIERS	388,400	8,603,060
TOTAL CONSUMER DISCRETIONARY		24,747,132
FINANCIALS - 0.5%
Capital Markets - 0.1%
State Street Corp. 6.75%	24,900	5,556,186
Consumer Finance - 0.2%
Ford Motor Co. Capital Trust II 6.50%	461,500	24,392,583
Insurance - 0.2%
Conseco, Inc. Series B, 5.50%	143,400	3,782,892
The Chubb Corp.:
7.00%	167,700	4,937,591
Series B, 7.00%	120,100	3,603,000
Travelers Property Casualty Corp. 4.50%	240,200	5,483,045
XL Capital Ltd. 6.50%	401,800	10,127,369
		27,933,897
TOTAL FINANCIALS		57,882,666
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc. 7.00%	156,900	8,811,504
Pharmaceuticals - 0.1%
Schering-Plough Corp. 6.00%	187,400	10,482,781
TOTAL HEALTH CARE		19,294,285
INFORMATION TECHNOLOGY - 0.2%
Office Electronics - 0.2%
Xerox Corp. Series C, 6.25%	145,650	21,476,675
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $116,492,275)		123,400,758
Corporate Bonds - 0.7%
	Principal Amount	Value (Note 1)
Convertible Bonds - 0.6%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.1%
Royal Caribbean Cruises Ltd. liquid yield option note 0% 2/2/21	$ 11,239,000	$ 7,192,960
Six Flags, Inc. 4.5% 5/15/15	3,640,000	4,095,000
		11,287,960
Media - 0.2%
Liberty Media Corp.3.5% 1/15/31 (d)	11,400,000	10,773,000
News America, Inc. liquid yield option note 0% 2/28/21 (d)	22,670,000	13,295,955
		24,068,955
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09	8,590,000	11,417,828
TOTAL CONSUMER DISCRETIONARY		46,774,743
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
Navistar Financial Corp. 4.75% 4/1/09 (d)	2,760,000	2,821,879
Insurance - 0.1%
Loews Corp. 3.125% 9/15/07	5,340,000	5,246,550
TOTAL FINANCIALS		8,068,429
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Tyco International Group SA yankee 3.125% 1/15/23	5,220,000	8,781,084
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Celestica, Inc. liquid yield option note 0% 8/1/20	620,000	344,100
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Level 3 Communications, Inc. 5.25% 12/15/11 (d)	6,420,000	6,474,570
TOTAL CONVERTIBLE BONDS		70,442,926

	Principal Amount	Value (Note 1)
Nonconvertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
XM Satellite Radio, Inc. 12% 6/15/10	$ 60,000	$ 70,800
MATERIALS - 0.1%
Chemicals - 0.1%
Hercules, Inc. 6.5% 6/30/29 unit	15,700,000	13,366,980
TOTAL NONCONVERTIBLE BONDS		13,437,780
TOTAL CORPORATE BONDS (Cost $83,532,173)		83,880,706
Money Market Funds - 0.3%
	Shares
Fidelity Cash Central Fund, 2.24% (b)	12,522,005	12,522,005
Fidelity Securities Lending Cash Central Fund, 2.23% (b)(e)	16,586,000	16,586,000
TOTAL MONEY MARKET FUNDS (Cost $29,108,005)		29,108,005
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $8,609,477,276)	11,302,328,450
NET OTHER ASSETS - (0.1)%	(15,105,563)
NET ASSETS - 100%	$ 11,287,222,887
Security Type Abbreviations
PIERS - Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $33,365,404 or 0.3% of net assets.

(e) Includes investment made with cash collateral received from securities on loan.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.1%
France	2.6%
United Kingdom	2.4%
Japan	1.2%
Netherlands Antilles	1.1%
Others (individually less than 1%)	4.6%
100.0%
Income Tax Information

The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended December 31, 2004, $346,587,000 or, if different, the net capital gain of such year, and for dividends with respect to the taxable year ended December 31, 2003, $38,802,000 or, if different, the excess of (a) the net capital gain of such year, over (b) amounts previously designated as capital gain dividends with respect to such year.

See accompanying notes which are an integral part of the financial statements.

Equity-Income Portfolio

Fidelity Variable Insurance Products: Equity-Income Portfolio

Financial Statements

Statement of Assets and Liabilities

December 31, 2004
Assets
Investment in securities, at value (including securities loaned of $15,755,088) (cost $8,609,477,276) - See accompanying schedule		$ 11,302,328,450
Receivable for fund shares sold		3,091,666
Dividends receivable		15,480,610
Interest receivable		827,433
Prepaid expenses		40,772
Other affiliated receivables		47,175
Other receivables		339,933
Total assets		11,322,156,039

Liabilities
Payable for investments purchased	$ 470,842
Payable for fund shares redeemed	10,653,620
Accrued management fee	4,398,026
Distribution fees payable	385,209
Other affiliated payables	953,526
Other payables and accrued expenses	1,485,929
Collateral on securities loaned, at value	16,586,000
Total liabilities		34,933,152

Net Assets		$ 11,287,222,887
Net Assets consist of:
Paid in capital		$ 8,042,639,374
Undistributed net investment income		170,688,068
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		381,040,713
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,692,854,732
Net Assets		$ 11,287,222,887

Initial Class: Net Asset Value, offering price and redemption price per share ($8,689,828,908 ÷ 342,542,001 shares)		$ 25.37

Service Class: Net Asset Value, offering price and redemption price per share ($1,170,777,702 ÷ 46,313,238 shares)		$ 25.28

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,420,999,293 ÷ 56,645,362 shares)		$ 25.09

Service Class 2R: Net Asset Value, offering price and redemption price per share ($5,616,984 ÷ 224,552 shares)		$ 25.01

Statement of Operations

Year ended December 31, 2004
Investment Income
Dividends		$ 236,033,278
Interest		4,492,568
Security lending		990,003
Total income		241,515,849

Expenses
Management fee	$ 50,339,584
Transfer agent fees	7,040,948
Distribution fees	3,960,547
Accounting and security lending fees	1,403,577
Non-interested trustees' compensation	58,219
Appreciation in deferred trustee compensation account	26,259
Custodian fees and expenses	286,747
Registration fees	8,658
Audit	103,482
Legal	28,314
Interest	9,745
Miscellaneous	1,847,706
Total expenses before reductions	65,113,786
Expense reductions	(874,557)	64,239,229
Net investment income (loss)		177,276,620
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	393,977,845
Foreign currency transactions	10,545
Total net realized gain (loss)		393,988,390
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $1,499,172)	595,198,380
Assets and liabilities in foreign currencies	(21,670)
Total change in net unrealized appreciation (depreciation)		595,176,710
Net gain (loss)		989,165,100
Net increase (decrease) in net assets resulting from operations		$ 1,166,441,720

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2004	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 177,276,620	$ 156,056,293
Net realized gain (loss)	393,988,390	162,136,844
Change in net unrealized appreciation (depreciation)	595,176,710	2,060,660,428
Net increase (decrease) in net assets resulting from operations	1,166,441,720	2,378,853,565
Distributions to shareholders from net investment income	(160,632,605)	(152,426,442)
Distributions to shareholders from net realized gain	(38,902,738)	-
Total distributions	(199,535,343)	(152,426,442)
Share transactions - net increase (decrease)	(72,700,137)	95,024,961
Redemption fees	27	6,803
Total increase (decrease) in net assets	894,206,267	2,321,458,887

Net Assets
Beginning of period	10,393,016,620	8,071,557,733
End of period (including undistributed net investment income of $170,688,068 and undistributed net investment income of $153,745,641, respectively)	$ 11,287,222,887	$ 10,393,016,620
Other Information:
Share Transactions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2	Service Class 2R
Shares Sold	19,642,612	4,254,175	21,126,824	207,129
Reinvested	6,898,356	858,454	759,147	2,031
Redeemed	(46,454,587)	(5,170,065)	(5,169,545)	(67,130)
Net increase (decrease)	(19,913,619)	(57,436)	16,716,426	142,030

Dollars Sold	$ 460,321,782	$ 99,280,265	$ 490,310,488	$ 4,777,338
Reinvested	161,766,458	20,079,238	17,642,584	47,063
Redeemed	(1,086,286,467)	(119,952,965)	(119,145,127)	(1,540,794)
Net increase (decrease)	$ (464,198,227)	$ (593,462)	$ 388,807,945	$ 3,283,607

Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2	Service Class 2R
Shares Sold	32,080,268	11,240,469	21,169,436	138,968
Reinvested	7,869,268	847,723	452,997	1,082
Redeemed	(57,207,152)	(8,346,250)	(4,117,145)	(83,694)
Net increase (decrease)	(17,257,616)	3,741,942	17,505,288	56,356

Dollars Sold	$ 628,858,276	$ 219,068,172	$ 416,030,936	$ 2,784,343
Reinvested	130,865,933	14,063,717	7,478,977	17,815
Redeemed	(1,083,344,265)	(159,436,339)	(79,803,985)	(1,558,619)
Net increase (decrease)	$ (323,620,056)	$ 73,695,550	$ 343,705,928	$ 1,243,539

Distributions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2	Service Class 2R
From net investment income	$ 130,573,823	$ 16,025,683	$ 13,995,319	$ 37,780
From net realized gain	31,192,635	4,053,555	3,647,265	9,283
Total	$ 161,766,458	$ 20,079,238	$ 17,642,584	$ 47,063
	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2	Service Class 2R
From net investment income	$ 130,865,933	$ 14,063,717	$ 7,478,977	$ 17,815
From net realized gain	-	-	-	-
Total	$ 130,865,933	$ 14,063,717	$ 7,478,977	$ 17,815

See accompanying notes which are an integral part of the financial statements.

Equity-Income Portfolio

Financial Highlights - Initial Class

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 23.18	$ 18.16	$ 22.75	$ 25.52	$ 25.71
Income from Investment Operations
Net investment income (loss) C	.40	.36	.34	.34	.40
Net realized and unrealized gain (loss)	2.24	5.01	(4.08)	(1.51)	1.46
Total from investment operations	2.64	5.37	(3.74)	(1.17)	1.86
Distributions from net investment income	(.36)	(.35)	(.36)	(.42)	(.44)
Distributions from net realized gain	(.09)	-	(.49)	(1.18)	(1.61)
Total distributions	(.45)	(.35)	(.85)	(1.60)	(2.05)
Redemption fees added to paid in capital	- C, E	- C, E	- C, E	-	-
Net asset value, end of period	$ 25.37	$ 23.18	$ 18.16	$ 22.75	$ 25.52
Total Return A, B	11.53%	30.33%	(16.95)%	(4.96)%	8.42%
Ratios to Average Net Assets D
Expenses before expense reductions	.58%	.57%	.57%	.58%	.56%
Expenses net of voluntary waivers, if any	.58%	.57%	.57%	.58%	.56%
Expenses net of all reductions	.57%	.56%	.56%	.57%	.55%
Net investment income (loss)	1.71%	1.83%	1.70%	1.47%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,689,829	$ 8,402,963	$ 6,895,940	$ 9,256,205	$ 9,969,086
Portfolio turnover rate	22%	26%	25%	24%	22%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

Financial Highlights - Service Class

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 23.11	$ 18.10	$ 22.67	$ 25.45	$ 25.66
Income from Investment Operations
Net investment income (loss) C	.38	.34	.32	.31	.37
Net realized and unrealized gain (loss)	2.22	5.00	(4.06)	(1.51)	1.46
Total from investment operations	2.60	5.34	(3.74)	(1.20)	1.83
Distributions from net investment income	(.34)	(.33)	(.34)	(.40)	(.43)
Distributions from net realized gain	(.09)	-	(.49)	(1.18)	(1.61)
Total distributions	(.43)	(.33)	(.83)	(1.58)	(2.04)
Redemption fees added to paid in capital	- C, E	- C, E	- C, E	-	-
Net asset value, end of period	$ 25.28	$ 23.11	$ 18.10	$ 22.67	$ 25.45
Total Return A, B	11.38%	30.22%	(17.00)%	(5.09)%	8.30%
Ratios to Average Net Assets D
Expenses before expense reductions	.68%	.67%	.67%	.68%	.66%
Expenses net of voluntary waivers, if any	.68%	.67%	.67%	.68%	.66%
Expenses net of all reductions	.67%	.66%	.66%	.67%	.65%
Net investment income (loss)	1.61%	1.73%	1.60%	1.37%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,170,778	$ 1,071,483	$ 771,516	$ 836,017	$ 634,897
Portfolio turnover rate	22%	26%	25%	24%	22%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2004	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 22.96	$ 18.00	$ 22.59	$ 25.41	$ 25.18
Income from Investment Operations
Net investment income (loss) E	.34	.31	.28	.27	.32
Net realized and unrealized gain (loss)	2.21	4.97	(4.04)	(1.50)	1.95
Total from investment operations	2.55	5.28	(3.76)	(1.23)	2.27
Distributions from net investment income	(.33)	(.32)	(.34)	(.41)	(.43)
Distributions from net realized gain	(.09)	-	(.49)	(1.18)	(1.61)
Total distributions	(.42)	(.32)	(.83)	(1.59)	(2.04)
Redemption fees added to paid in capital	- E, H	- E, H	- E, H	-	-
Net asset value, end of period	$ 25.09	$ 22.96	$ 18.00	$ 22.59	$ 25.41
Total Return B, C, D	11.23%	30.03%	(17.15)%	(5.23)%	10.19%
Ratios to Average Net Assets G
Expenses before expense reductions	.83%	.82%	.83%	.84%	.83% A
Expenses net of voluntary waivers, if any	.83%	.82%	.83%	.84%	.83% A
Expenses net of all reductions	.82%	.81%	.82%	.83%	.82% A
Net investment income (loss)	1.46%	1.58%	1.44%	1.21%	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,420,999	$ 916,679	$ 403,632	$ 226,078	$ 39,911
Portfolio turnover rate	22%	26%	25%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

Years ended December 31,	2004	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 22.91	$ 17.99	$ 21.82
Income from Investment Operations
Net investment income (loss) E	.34	.31	.18
Net realized and unrealized gain (loss)	2.20	4.96	(4.01)
Total from investment operations	2.54	5.27	(3.83)
Distributions from net investment income	(.35)	(.35)	-
Distributions from net realized gain	(.09)	-	-
Total distributions	(.44)	(.35)	-
Redemption fees added to paid in capital E, H	-	-	-
Net asset value, end of period	$ 25.01	$ 22.91	$ 17.99
Total Return B, C, D	11.22%	30.05%	(17.55)%
Ratios to Average Net Assets G
Expenses before expense reductions	.83%	.82%	.85% A
Expenses net of voluntary waivers, if any	.83%	.82%	.85% A
Expenses net of all reductions	.82%	.81%	.84% A
Net investment income (loss)	1.46%	1.57%	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,617	$ 1,891	$ 471
Portfolio turnover rate	22%	26%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Equity-Income Portfolio

Notes to Financial Statements

For the period ended December 31, 2004

1. Significant Accounting Policies.

Equity-Income Portfolio (the fund) is a fund of Variable Insurance Products Fund (the trust) (referred to in this report as Fidelity Variable Insurance Products: Equity Income Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Service Class 2R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 3,162,571,582
Unrealized depreciation	(487,146,159)
Net unrealized appreciation (depreciation)	2,675,425,423
Undistributed ordinary income	222,671,664
Undistributed long-term capital gain	346,486,395

Cost for federal income tax purposes	$ 8,626,903,027

The tax character of distributions paid was as follows:

	December 31, 2004	December 31, 2003
Ordinary Income	$ 160,632,605	$ 152,426,442
Long-term Capital Gains	38,902,738	-
Total	$ 199,535,343	$ 152,426,442

Trading (Redemption) Fees. Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $2,315,881,327 and $2,277,968,277, respectively.

Equity-Income Portfolio

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .47% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 1,100,510
Service Class 2	2,850,571
Service Class 2R	9,466
$ 3,960,547

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 5,527,852
Service Class	728,268
Service Class 2	782,156
Service Class 2R	2,672
$ 7,040,948

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $714,712 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $127,479 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds.

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Borrower	$ 8,867,217	1.63%	-	$ 9,256

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period amounted to $9,721,350. The weighted average interest rate was 1.81%. At period end, there were no bank borrowings outstanding.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $873,945 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $612.

9. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 11% of the total outstanding shares of the fund and two otherwise unaffiliated shareholders were the owners of record of 37% of the total outstanding shares of the fund.

Equity-Income Portfolio

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund and the Shareholders of Equity-Income Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Equity-Income Portfolio (a fund of Variable Insurance Products Fund) at December 31, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Equity-Income Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 10, 2005

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe, each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 233 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-5429.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1981

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of VIP Equity-Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Trustees and Officers - continued

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Bart A. Grenier (45)

Year of Election or Appointment: 2001

Vice President of VIP Equity-Income. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Stephen R. Peterson (48)

Year of Election or Appointment: 1997

Vice President of VIP Equity-Income. Mr. Peterson serves as Vice President of other funds advised by FMR. Mr. Peterson also serves as Senior Vice President of FMR and FMR Co., Inc. (2001).

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of VIP Equity-Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Vice President and Secretary of FDC; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present).

Stuart Fross (45)
Year of Election or Appointment: 2003 Assistant Secretary of VIP Equity-Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of VIP Equity-Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of VIP Equity-Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of VIP Equity-Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of VIP Equity-Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of VIP Equity-Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)
Year of Election or Appointment: 1986 Assistant Treasurer of VIP Equity-Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of VIP Equity-Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of VIP Equity-Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP Equity-Income. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Annual Report

Distributions

The Board of Trustees of Equity-Income Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Fund	Pay Date	Record Date	Dividends	Capital Gains
Initial Class	2/14/05	2/11/05	$0.405	$0.89
Service Class	2/14/05	2/11/05	$0.385	$0.89
Service Class 2	2/14/05	2/11/05	$0.36	$0.89
Service Class 2R	2/14/05	2/11/05	$0.375	$0.89

A percentage of the dividends distributed during the fiscal year for the following classes qualifies for the dividends-received deduction for corporate shareholders:

Initial Class	100%
Service Class	100%
Service Class 2	100%
Service Class 2R	100%

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on December 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

			PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	15,331,508,529.96	81.853
Against	2,429,553,894.02	12.972
Abstain	969,378,618.94	5.175
TOTAL	18,730,441,042.92	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
J. Michael Cook
Affirmative	17,770,642,454.98	94.876
Withheld	959,798,587.94	5.124
TOTAL	18,730,441,042.92	100.000
Ralph F. Cox
Affirmative	17,759,356,374.26	94.815
Withheld.	971,084,668.66	5.185
TOTAL	18,730,441,042.92	100.000
Laura B. Cronin
Affirmative	17,797,888,742.24	95.021
Withheld	932,552,300.68	4.979
TOTAL	18,730,441,042.92	100.000
Dennis J. DirksB
Affirmative	17,802,602,074.45	95.046
Withheld	927,838,968.47	4.954
TOTAL	18,730,441,042.92	100.000
Robert M. Gates
Affirmative	17,784,855,823.58	94.952
Withheld	945,585,219.34	5.048
TOTAL	18,730,441,042.92	100.000
George H. Heilmeier
Affirmative	17,768,875,556.56	94.866
Withheld	961,565,486.36	5.134
TOTAL	18,730,441,042.92	100.000
Abigail P. Johnson
Affirmative	17,781,929,073.06	94.936
Withheld	948,511,969.86	5.064
TOTAL	18,730,441,042.92	100.000
Edward C. Johnson 3d
Affirmative	17,752,140,336.45	94.777
Withheld	978,300,706.47	5.223
TOTAL	18,730,441,042.92	100.000
Donald J. Kirk
Affirmative	17,772,467,361.45	94.885
Withheld	957,973,681.47	5.115
TOTAL	18,730,441,042.92	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	17,776,922,254.30	94.909
Withheld	953,518,788.62	5.091
TOTAL	18,730,441,042.92	100.000
Ned C. Lautenbach
Affirmative	17,804,221,564.95	95.055
Withheld	926,219,477.97	4.945
TOTAL	18,730,441,042.92	100.000
Marvin L. Mann
Affirmative	17,763,277,607.06	94.836
Withheld	967,163,435.86	5.164
TOTAL	18,730,441,042.92	100.000
William O. McCoy
Affirmative	17,758,560,162.11	94.811
Withheld	971,880,880.81	5.189
TOTAL	18,730,441,042.92	100.000
Robert L. Reynolds
Affirmative	17,806,026,904.06	95.065
Withheld	924,414,138.86	4.935
TOTAL	18,730,441,042.92	100.000
Cornelia M. SmallB
Affirmative	17,798,878,892.31	95.026
Withheld	931,562,150.61	4.974
TOTAL	18,730,441,042.92	100.000
William S. Stavropoulos
Affirmative	17,786,496,107.78	94.960
Withheld	943,944,935.14	5.040
TOTAL	18,730,441,042.92	100.000
PROPOSAL 3
To approve a new sub-advisory agreement among FMR, Fidelity Management & Research (U.K.) Inc. (FMR U.K.), and Variable Insurance Products Fund on behalf of the fund.
	# of Votes	% of Votes
Affirmative	6,731,293,010.62	89.239
Against	310,929,859.15	4.122
Abstain	500,745,863.80	6.639
TOTAL	7,542,968,733.57	100.000
PROPOSAL 4
To approve a new sub-advisory agreement among FMR, FMR Far East, and Variable Insurance Products Fund on behalf of the fund.
	# of Votes	% of Votes
Affirmative	6,721,558,010.15	89.110
Against	322,563,327.80	4.277
Abstain	498,847,395.62	6.613
TOTAL	7,542,968,733.57	100.000
PROPOSAL 5
To approve a new amended and restated sub-advisory agreement between FMR Far East and Fidelity Investments Japan Limited (FIJ) for the fund.
	# of Votes	% of Votes
Affirmative	6,718,405,992.36	89.068
Against	323,955,769.99	4.295
Abstain	500,606,971.22	6.637
TOTAL	7,542,968,733.57	100.000
PROPOSAL 6
To approve a new master international research agreement between FMR and Fidelity International Investment Advisors (FIIA) on behalf of the fund.
	# of Votes	% of Votes
Affirmative	6,734,087,467.07	89.276
Against	307,013,886.12	4.071
Abstain	501,867,380.38	6.653
TOTAL	7,542,968,733.57	100.000
PROPOSAL 7
To approve a new sub-research agreement between FIIA and Fidelity International Investment Advisors (U.K.) Limited (FIIA (U.K.)L) on behalf of the fund.
	# of Votes	% of Votes
Affirmative	6,731,737,757.05	89.245
Against	311,103,851.74	4.125
Abstain	500,127,124.78	6.630
TOTAL	7,542,968,733.57	100.000
PROPOSAL 8
To approve a new sub-research agreement between FIIA and FIJ on behalf of the fund.
	# of Votes	% of Votes
Affirmative	6,739,563,050.41	89.349
Against	309,142,220.41	4.098
Abstain	494,263,462.75	6.553
TOTAL	7,542,968,733.57	100.000
PROPOSAL 9
To amend the fund's fundamental investment limitation concerning borrowing.
	# of Votes	% of Votes
Affirmative	6,685,392,791.57	88.631
Against	416,380,211.81	5.520
Abstain	441,195,730.19	5.849
TOTAL	7,542,968,733.57	100.000
PROPOSAL 10
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes	% of Votes
Affirmative	6,589,639,425.26	87.361
Against	465,151,442.69	6.167
Abstain	488,177,865.62	6.472
TOTAL	7,542,968,733.57	100.000
A Denotes trust-wide proposals and voting results. B Effective January 1, 2005.

Equity-Income Portfolio

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

VIPEI-ANN-0205
1.540027.107

Fidelity® Variable Insurance Products:

Equity-Income Portfolio - Service Class 2R

Annual Report

December 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	3	How the fund has done over time.
Management's Discussion	4	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	5	An example of shareholder expenses.
Investment Summary	6	A summary of the fund's investments at period end.
Investments	7	A complete list of the fund's investments with their market values.
Financial Statements	13	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	17	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	21
Trustees and Officers	22
Distributions	27
Proxy Voting Results	28

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-5429 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Equity-Income Portfolio

Fidelity Variable Insurance Products: Equity-Income Portfolio - Service Class 2R

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of a class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2004	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Equity Income - Service Class 2R A	11.22%	4.18%	11.14%

A The initial offering of Service Class 2R shares took place on April 24, 2002. Performance for Service Class 2R shares reflects an asset-based distribution fee (12b-1 fee). Returns from January 12, 2000 to April 24, 2002 are those of Service Class 2. Service Class 2R returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflects a different 12b-1 fee. Service Class 2R returns prior to November 3, 1997 are those of Initial Class, and do not include the effects of a 12b-1 fee. Had Service Class 2R shares' 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Equity-Income Portfolio - Service Class 2R on December 31, 1994. The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Value Index performed over the same period.

Annual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio

Management's Discussion of Fund Performance

Comments from Stephen Petersen, Portfolio Manager of Fidelity® Variable Insurance Products: Equity-Income Portfolio

The year ending December 31, 2004, generally was positive for equity investors, as many stock market benchmarks produced double-digit gains. Broad-based themes included the continued dominance of small-cap stocks, which outperformed large-caps for the sixth consecutive year. The small-cap Russell 2000® Index was up 18.33% in 2004, while the larger-cap Standard & Poor's 500SM Index rose 10.88%. Value stocks ended the year well ahead of growth stocks: The Russell 3000® Value Index advanced 16.94%, compared to 6.93% for the Russell 3000 Growth Index. Energy and basic materials stocks led the market upward. Energy stocks were boosted by record-high oil prices, while strong demand from China helped support commodity prices. The health care sector was among the market's weakest performers. Technology also fell off the pace, though it was helped by a rally late in the year. The tech-heavy NASDAQ Composite® Index returned 9.15%, thanks primarily to a 14.87% jump in the fourth quarter. Elsewhere, the Dow Jones Industrial AverageSM gained 5.37% for the year.

For the 12-month period ending December 31, 2004, the fund underperformed the LipperSM Variable Annuity Equity Income Objective Funds Average, which rose 13.51%, and the Russell 3000 Value Index. Mid- and small-cap stocks continued to outperform large-caps, which - along with out-of-favor stocks - are the fund's primary focus. As a result, it did not keep pace with the Russell index, which includes stocks of all market capitalizations. The fund's performance relative to the index also was hurt by its underweighting in financial stocks. Fund holdings Pfizer and Merck were hurt by competitive pressures from generic drug makers and company-specific issues: Merck was ordered to pull its arthritis drug, Vioxx, off the shelves, causing the stock price to plummet; Pfizer, which makes arthritis drug Celebrex, took a hit over concerns about the potential for similar problems with its own product. Conversely, energy holdings Exxon Mobil and Total SA did well as crude oil prices remained high, demand grew and excess supply evaporated.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Equity-Income Portfolio

Fidelity Variable Insurance Products: Equity-Income Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period* July 1, 2004 to December 31, 2004
Initial Class
Actual	$ 1,000.00	$ 1,077.30	$ 3.08
HypotheticalA	$ 1,000.00	$ 1,022.17	$ 3.00
Service Class
Actual	$ 1,000.00	$ 1,077.10	$ 3.60
HypotheticalA	$ 1,000.00	$ 1,021.67	$ 3.51
Service Class 2
Actual	$ 1,000.00	$ 1,076.40	$ 4.38
HypotheticalA	$ 1,000.00	$ 1,020.91	$ 4.27
Service Class 2R
Actual	$ 1,000.00	$ 1,075.70	$ 4.38
HypotheticalA	$ 1,000.00	$ 1,020.91	$ 4.27

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.59%
Service Class	.69%
Service Class 2.84%
Service Class 2R	.84%

Annual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio

Investment Summary

Top Five Stocks as of December 31, 2004
% of fund's net assets
Bank of America Corp.	3.1
Exxon Mobil Corp.	3.1
Citigroup, Inc.	2.8
American International Group, Inc.	2.6
J.P. Morgan Chase & Co.	2.3
13.9
Top Five Market Sectors as of December 31, 2004
% of fund's net assets
Financials	30.2
Industrials	12.1
Consumer Discretionary	11.1
Energy	10.8
Health Care	7.9
Asset Allocation as of December 31, 2004
% of fund's net assets*
Stocks	99.1%
Bonds	0.7%
Short-Term Investments and Net Other Assets	0.2%
* Foreign investments	11.9%

Equity-Income Portfolio

Fidelity Variable Insurance Products: Equity-Income Portfolio

Investments December 31, 2004

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 10.5%
Auto Components - 0.1%
TRW Automotive Holdings Corp.	611,370	$ 12,655,359
Automobiles - 0.4%
Toyota Motor Corp. ADR	475,900	38,961,933
Hotels, Restaurants & Leisure - 1.2%
Caesars Entertainment, Inc. (a)	1,927,700	38,823,878
McDonald's Corp.	2,561,300	82,115,278
Six Flags, Inc. (a)	642,256	3,448,915
Wendy's International, Inc.	128,800	5,056,688
		129,444,759
Household Durables - 1.2%
Koninklijke Philips Electronics NV (NY Shares)	601,900	15,950,350
LG Electronics, Inc.	237,410	14,700,524
Maytag Corp.	1,357,020	28,633,122
Newell Rubbermaid, Inc.	2,451,900	59,311,461
Sony Corp. sponsored ADR	128,500	5,006,360
The Stanley Works	128,500	6,295,215
		129,897,032
Leisure Equipment & Products - 0.0%
Eastman Kodak Co.	128,400	4,140,900
Media - 6.0%
Clear Channel Communications, Inc.	2,716,100	90,962,189
Comcast Corp. Class A (a)	2,852,091	94,917,588
Fox Entertainment Group, Inc. Class A (a)	577,900	18,065,154
Liberty Media Corp. Class A (a)	3,912,376	42,957,888
Liberty Media International, Inc. Class A (a)	613,999	28,385,174
The Reader's Digest Association, Inc. (non-vtg.)	1,699,003	23,633,132
Time Warner, Inc. (a)	6,982,850	135,746,604
Viacom, Inc. Class B (non-vtg.)	3,720,586	135,392,125
Vivendi Universal SA sponsored ADR (a)	904,300	29,000,901
Walt Disney Co.	2,763,400	76,822,520
		675,883,275
Multiline Retail - 0.7%
Big Lots, Inc. (a)	2,275,956	27,607,349
Dollar Tree Stores, Inc. (a)	790,100	22,660,068
Family Dollar Stores, Inc.	706,500	22,063,995
Sears, Roebuck & Co.	214,100	10,925,523
		83,256,935
Specialty Retail - 0.7%
Abercrombie & Fitch Co. Class A	128,400	6,028,380
AnnTaylor Stores Corp. (a)	1,113,050	23,963,967
Gap, Inc.	1,267,900	26,778,048
Toys 'R' Us, Inc. (a)	1,295,900	26,527,073
		83,297,468

	Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods - 0.2%
Liz Claiborne, Inc.	632,940	$ 26,716,397
TOTAL CONSUMER DISCRETIONARY		1,184,254,058
CONSUMER STAPLES - 6.2%
Beverages - 0.6%
Anheuser-Busch Companies, Inc.	1,282,400	65,056,152
Food & Staples Retailing - 1.2%
Albertsons, Inc.	720,600	17,207,928
CVS Corp.	1,090,700	49,157,849
Wal-Mart Stores, Inc.	1,284,200	67,831,444
		134,197,221
Food Products - 1.0%
General Mills, Inc.	278,600	13,849,206
H.J. Heinz Co.	281,120	10,960,869
Kellogg Co.	149,800	6,690,068
Kraft Foods, Inc. Class A	943,100	33,583,791
Unilever PLC sponsored ADR	1,141,000	45,092,320
		110,176,254
Household Products - 2.0%
Colgate-Palmolive Co.	2,194,400	112,265,504
Kimberly-Clark Corp.	1,169,800	76,984,538
Procter & Gamble Co.	710,400	39,128,832
		228,378,874
Personal Products - 0.6%
Gillette Co.	1,605,120	71,877,274
Tobacco - 0.8%
Altria Group, Inc.	1,562,800	95,487,080
TOTAL CONSUMER STAPLES		705,172,855
ENERGY - 10.8%
Energy Equipment & Services - 2.4%
Baker Hughes, Inc.	1,373,800	58,620,046
BJ Services Co.	536,645	24,975,458
Halliburton Co.	708,200	27,789,768
Noble Corp. (a)	817,100	40,642,554
Schlumberger Ltd. (NY Shares)	1,768,900	118,427,855
		270,455,681
Oil & Gas - 8.4%
Apache Corp.	647,780	32,758,235
BP PLC sponsored ADR	2,459,842	143,654,773
ChevronTexaco Corp.	2,480,842	130,269,013
Exxon Mobil Corp.	6,841,236	350,681,757
Royal Dutch Petroleum Co. (NY Shares)	664,300	38,117,534
Total SA:
Series B	341,300	74,976,784
sponsored ADR	1,652,996	181,565,081
		952,023,177
TOTAL ENERGY		1,222,478,858
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - 29.6%
Capital Markets - 4.9%
Bank of New York Co., Inc.	3,107,200	$ 103,842,624
Charles Schwab Corp.	5,679,300	67,924,428
Credit Suisse Group sponsored ADR	610,000	25,735,900
Janus Capital Group, Inc.	2,332,400	39,207,644
LaBranche & Co., Inc. (a)(c)	517,900	4,640,384
Mellon Financial Corp.	1,716,500	53,400,315
Merrill Lynch & Co., Inc.	1,610,300	96,247,631
Morgan Stanley	2,073,600	115,126,272
Nomura Holdings, Inc.	1,853,000	26,979,681
State Street Corp.	386,200	18,970,144
		552,075,023
Commercial Banks - 7.3%
Bank of America Corp.	7,600,666	357,155,294
Comerica, Inc.	730,200	44,556,804
Lloyds TSB Group PLC	2,282,400	20,717,588
Royal Bank of Scotland Group PLC	625,547	21,031,989
State Bank of India	463,175	7,573,045
Sumitomo Mitsui Financial Group, Inc.	2,994	21,776,140
U.S. Bancorp, Delaware	1,909,838	59,816,126
Wachovia Corp.	2,934,075	154,332,345
Wells Fargo & Co.	2,176,800	135,288,120
		822,247,451
Consumer Finance - 1.3%
American Express Co.	1,542,996	86,978,685
MBNA Corp.	1,456,400	41,055,916
MoneyGram International, Inc.	1,014,600	21,448,644
		149,483,245
Diversified Financial Services - 5.5%
CIT Group, Inc.	1,049,200	48,074,344
Citigroup, Inc.	6,481,619	312,284,403
J.P. Morgan Chase & Co.	6,788,812	264,831,556
		625,190,303
Insurance - 7.7%
ACE Ltd.	2,238,115	95,679,416
Allianz AG sponsored ADR	1,115,700	14,827,653
Allstate Corp.	2,059,400	106,512,168
American International Group, Inc.	4,377,250	287,454,008
Assurant, Inc.	164,900	5,037,695
Conseco, Inc. (a)	1,262,800	25,192,860
Fondiaria-Sai Spa (c)	541,144	14,556,983
Genworth Financial, Inc. Class A	1,087,200	29,354,400
Hartford Financial Services Group, Inc.	1,104,500	76,552,895
Marsh & McLennan Companies, Inc.	793,600	26,109,440

	Shares	Value (Note 1)
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	123,914	$ 15,204,241
Old Republic International Corp.	530,996	13,434,199
St. Paul Travelers Companies, Inc.	2,542,926	94,266,267
The Chubb Corp.	439,000	33,759,100
XL Capital Ltd. Class A	428,300	33,257,495
		871,198,820
Real Estate - 0.1%
CarrAmerica Realty Corp.	193,740	6,393,420
Thrifts & Mortgage Finance - 2.8%
Fannie Mae	2,818,100	200,676,901
Freddie Mac	717,900	52,909,230
Housing Development Finance Corp. Ltd.	1,133,500	20,155,333
MGIC Investment Corp.	195,900	13,499,469
Sovereign Bancorp, Inc.	1,371,550	30,928,453
		318,169,386
TOTAL FINANCIALS		3,344,757,648
HEALTH CARE - 7.7%
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	3,124,600	107,923,684
Thermo Electron Corp. (a)	667,000	20,136,730
		128,060,414
Health Care Providers & Services - 1.3%
Cardinal Health, Inc.	706,100	41,059,715
HCA, Inc.	333,500	13,326,660
McKesson Corp.	1,307,500	41,133,950
Tenet Healthcare Corp. (a)	2,188,900	24,034,122
UnitedHealth Group, Inc.	334,200	29,419,626
		148,974,073
Pharmaceuticals - 5.2%
Abbott Laboratories	857,000	39,979,050
Bristol-Myers Squibb Co.	2,517,500	64,498,350
GlaxoSmithKline PLC sponsored ADR	430,600	20,406,134
Johnson & Johnson	2,077,200	131,736,024
Merck & Co., Inc.	2,683,400	86,244,476
Pfizer, Inc.	3,579,000	96,239,310
Schering-Plough Corp.	3,703,130	77,321,354
Wyeth	1,713,500	72,977,965
		589,402,663
TOTAL HEALTH CARE		866,437,150
INDUSTRIALS - 12.0%
Aerospace & Defense - 3.4%
Bombardier, Inc. Class B (sub. vtg.)	2,376,500	4,713,392
EADS NV	1,540,015	44,686,006
Honeywell International, Inc.	2,956,625	104,694,091
Lockheed Martin Corp.	1,439,400	79,958,670
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Aerospace & Defense - continued
Northrop Grumman Corp.	903,000	$ 49,087,080
Raytheon Co.	288,678	11,209,367
The Boeing Co.	865,000	44,781,050
United Technologies Corp.	379,520	39,223,392
		378,353,048
Air Freight & Logistics - 0.1%
Ryder System, Inc.	123,200	5,885,264
Airlines - 0.2%
Southwest Airlines Co.	1,586,900	25,834,732
Commercial Services & Supplies - 0.3%
Waste Management, Inc.	1,286,100	38,505,834
Construction & Engineering - 0.2%
Fluor Corp.	368,900	20,108,739
Electrical Equipment - 0.3%
Emerson Electric Co.	550,200	38,569,020
Industrial Conglomerates - 3.8%
3M Co.	342,400	28,100,768
General Electric Co.	4,291,540	156,641,210
Hutchison Whampoa Ltd.	2,304,000	21,564,430
Siemens AG sponsored ADR	248,700	21,057,429
Textron, Inc.	717,500	52,951,500
Tyco International Ltd.	4,166,646	148,915,928
		429,231,265
Machinery - 2.7%
Caterpillar, Inc.	510,300	49,759,353
Deere & Co.	193,250	14,377,800
Dover Corp.	850,600	35,674,164
Eaton Corp.	212,900	15,405,444
Illinois Tool Works, Inc.	176,200	16,330,216
Ingersoll-Rand Co. Ltd. Class A	1,043,044	83,756,433
Navistar International Corp. (a)	508,495	22,363,610
SPX Corp.	1,550,600	62,117,036
		299,784,056
Road & Rail - 1.0%
Burlington Northern Santa Fe Corp.	1,236,500	58,498,815
Union Pacific Corp.	807,900	54,331,275
		112,830,090
TOTAL INDUSTRIALS		1,349,102,048
INFORMATION TECHNOLOGY - 6.9%
Communications Equipment - 0.9%
Lucent Technologies, Inc. (a)	4,816,600	18,110,416
Lucent Technologies, Inc. warrants 12/10/07 (a)	8,328	13,158
Motorola, Inc.	3,578,112	61,543,526
Nokia Corp. sponsored ADR	1,182,000	18,521,940
		98,189,040

	Shares	Value (Note 1)
Computers & Peripherals - 1.8%
Hewlett-Packard Co.	3,850,311	$ 80,741,022
International Business Machines Corp.	868,400	85,606,872
Storage Technology Corp. (a)	710,110	22,446,577
Sun Microsystems, Inc. (a)	3,998,675	21,512,872
		210,307,343
Electronic Equipment & Instruments - 0.8%
Agilent Technologies, Inc. (a)	429,600	10,353,360
Arrow Electronics, Inc. (a)	830,900	20,190,870
Avnet, Inc. (a)	1,584,330	28,898,179
Solectron Corp. (a)	5,530,200	29,475,966
		88,918,375
IT Services - 0.1%
Ceridian Corp. (a)	780,800	14,273,024
Office Electronics - 0.3%
Xerox Corp. (a)	1,881,900	32,011,119
Semiconductors & Semiconductor Equipment - 2.1%
Analog Devices, Inc.	1,113,300	41,103,036
Applied Materials, Inc. (a)	1,369,900	23,425,290
Freescale Semiconductor, Inc. Class B	1,468,877	26,968,582
Intel Corp.	3,219,100	75,294,749
Micron Technology, Inc. (a)	1,866,200	23,047,570
National Semiconductor Corp.	235,200	4,221,840
Rohm Co. Ltd.	148,300	15,346,871
Samsung Electronics Co. Ltd.	55,670	24,226,562
Teradyne, Inc. (a)	107,400	1,833,318
		235,467,818
Software - 0.9%
Computer Associates International, Inc.	1,381	42,894
Microsoft Corp.	3,735,200	99,767,192
		99,810,086
TOTAL INFORMATION TECHNOLOGY		778,976,805
MATERIALS - 6.2%
Chemicals - 2.6%
Air Products & Chemicals, Inc.	64,300	3,727,471
Arch Chemicals, Inc.	392,800	11,304,784
Dow Chemical Co.	2,015,700	99,797,307
Eastman Chemical Co.	476,800	27,525,664
Great Lakes Chemical Corp.	650,500	18,532,745
Lubrizol Corp.	214,800	7,917,528
Lyondell Chemical Co.	2,272,593	65,723,375
Nalco Holding Co.	95,700	1,868,064
Olin Corp.	682,700	15,033,054
PolyOne Corp. (a)	1,239,100	11,226,246
Praxair, Inc.	621,624	27,444,700
		290,100,938
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Containers & Packaging - 0.5%
Amcor Ltd.	963,600	$ 5,541,317
Smurfit-Stone Container Corp. (a)	2,515,872	46,996,489
		52,537,806
Metals & Mining - 1.8%
Alcan, Inc.	955,100	46,799,900
Alcoa, Inc.	2,616,216	82,201,507
Freeport-McMoRan Copper & Gold, Inc. Class B	820,704	31,375,514
Phelps Dodge Corp.	437,600	43,287,392
		203,664,313
Paper & Forest Products - 1.3%
Bowater, Inc. (c)	391,300	17,205,461
Georgia-Pacific Corp.	1,353,201	50,717,973
International Paper Co.	999,700	41,987,400
Weyerhaeuser Co.	610,400	41,031,088
		150,941,922
TOTAL MATERIALS		697,244,979
TELECOMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 4.9%
BellSouth Corp.	5,303,299	147,378,679
Qwest Communications International, Inc. (a)	3,728,500	16,554,540
SBC Communications, Inc.	7,035,993	181,317,540
Sprint Corp.	1,161,600	28,865,760
Verizon Communications, Inc.	4,370,102	177,032,832
		551,149,351
Wireless Telecommunication Services - 0.4%
Crown Castle International Corp. (a)	910,400	15,149,056
KDDI Corp.	3,028	16,318,032
Vodafone Group PLC sponsored ADR	556,500	15,236,970
		46,704,058
TOTAL TELECOMMUNICATION SERVICES		597,853,409
UTILITIES - 2.8%
Electric Utilities - 1.5%
Entergy Corp.	765,900	51,767,181
FirstEnergy Corp.	428,200	16,918,182
PG&E Corp. (a)	403,800	13,438,464
TXU Corp.	654,820	42,275,179
Wisconsin Energy Corp.	1,414,600	47,686,166
		172,085,172
Gas Utilities - 0.0%
AGL Resources, Inc.	109,500	3,639,780

	Shares	Value (Note 1)
Multi-Utilities & Unregulated Power - 1.3%
Dominion Resources, Inc.	1,305,300	$ 88,421,022
NorthWestern Energy Corp. (a)	85,500	2,394,000
Public Service Enterprise Group, Inc.	1,026,100	53,121,197
		143,936,219
TOTAL UTILITIES		319,661,171
TOTAL COMMON STOCKS (Cost $8,380,344,823)		11,065,938,981
Convertible Preferred Stocks - 1.1%

CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
General Motors Corp.:
Series B, 5.25%	412,200	9,472,356
Series C, 6.25%	253,100	6,671,716
		16,144,072
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 7.25% PIERS	388,400	8,603,060
TOTAL CONSUMER DISCRETIONARY		24,747,132
FINANCIALS - 0.5%
Capital Markets - 0.1%
State Street Corp. 6.75%	24,900	5,556,186
Consumer Finance - 0.2%
Ford Motor Co. Capital Trust II 6.50%	461,500	24,392,583
Insurance - 0.2%
Conseco, Inc. Series B, 5.50%	143,400	3,782,892
The Chubb Corp.:
7.00%	167,700	4,937,591
Series B, 7.00%	120,100	3,603,000
Travelers Property Casualty Corp. 4.50%	240,200	5,483,045
XL Capital Ltd. 6.50%	401,800	10,127,369
		27,933,897
TOTAL FINANCIALS		57,882,666
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc. 7.00%	156,900	8,811,504
Pharmaceuticals - 0.1%
Schering-Plough Corp. 6.00%	187,400	10,482,781
TOTAL HEALTH CARE		19,294,285
INFORMATION TECHNOLOGY - 0.2%
Office Electronics - 0.2%
Xerox Corp. Series C, 6.25%	145,650	21,476,675
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $116,492,275)		123,400,758
Corporate Bonds - 0.7%
	Principal Amount	Value (Note 1)
Convertible Bonds - 0.6%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.1%
Royal Caribbean Cruises Ltd. liquid yield option note 0% 2/2/21	$ 11,239,000	$ 7,192,960
Six Flags, Inc. 4.5% 5/15/15	3,640,000	4,095,000
		11,287,960
Media - 0.2%
Liberty Media Corp.3.5% 1/15/31 (d)	11,400,000	10,773,000
News America, Inc. liquid yield option note 0% 2/28/21 (d)	22,670,000	13,295,955
		24,068,955
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09	8,590,000	11,417,828
TOTAL CONSUMER DISCRETIONARY		46,774,743
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
Navistar Financial Corp. 4.75% 4/1/09 (d)	2,760,000	2,821,879
Insurance - 0.1%
Loews Corp. 3.125% 9/15/07	5,340,000	5,246,550
TOTAL FINANCIALS		8,068,429
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Tyco International Group SA yankee 3.125% 1/15/23	5,220,000	8,781,084
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Celestica, Inc. liquid yield option note 0% 8/1/20	620,000	344,100
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Level 3 Communications, Inc. 5.25% 12/15/11 (d)	6,420,000	6,474,570
TOTAL CONVERTIBLE BONDS		70,442,926

	Principal Amount	Value (Note 1)
Nonconvertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
XM Satellite Radio, Inc. 12% 6/15/10	$ 60,000	$ 70,800
MATERIALS - 0.1%
Chemicals - 0.1%
Hercules, Inc. 6.5% 6/30/29 unit	15,700,000	13,366,980
TOTAL NONCONVERTIBLE BONDS		13,437,780
TOTAL CORPORATE BONDS (Cost $83,532,173)		83,880,706
Money Market Funds - 0.3%
	Shares
Fidelity Cash Central Fund, 2.24% (b)	12,522,005	12,522,005
Fidelity Securities Lending Cash Central Fund, 2.23% (b)(e)	16,586,000	16,586,000
TOTAL MONEY MARKET FUNDS (Cost $29,108,005)		29,108,005
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $8,609,477,276)		11,302,328,450
NET OTHER ASSETS - (0.1)%		(15,105,563)
NET ASSETS - 100%	$ 11,287,222,887
Security Type Abbreviations
PIERS	-	Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $33,365,404 or 0.3% of net assets.

(e) Includes investment made with cash collateral received from securities on loan.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.1%
France	2.6%
United Kingdom	2.4%
Japan	1.2%
Netherlands Antilles	1.1%
Others (individually less than 1%)	4.6%
100.0%
Income Tax Information

The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended December 31, 2004, $346,587,000 or, if different, the net capital gain of such year, and for dividends with respect to the taxable year ended December 31, 2003, $38,802,000 or, if different, the excess of (a) the net capital gain of such year, over (b) amounts previously designated as capital gain dividends with respect to such year.

See accompanying notes which are an integral part of the financial statements.

Equity-Income Portfolio

Fidelity Variable Insurance Products: Equity-Income Portfolio

Financial Statements

Statement of Assets and Liabilities

December 31, 2004
Assets
Investment in securities, at value (including securities loaned of $15,755,088) (cost $8,609,477,276) - See accompanying schedule		$ 11,302,328,450
Receivable for fund shares sold		3,091,666
Dividends receivable		15,480,610
Interest receivable		827,433
Prepaid expenses		40,772
Other affiliated receivables		47,175
Other receivables		339,933
Total assets		11,322,156,039

Liabilities
Payable for investments purchased	$ 470,842
Payable for fund shares redeemed	10,653,620
Accrued management fee	4,398,026
Distribution fees payable	385,209
Other affiliated payables	953,526
Other payables and accrued expenses	1,485,929
Collateral on securities loaned, at value	16,586,000
Total liabilities		34,933,152

Net Assets		$ 11,287,222,887
Net Assets consist of:
Paid in capital		$ 8,042,639,374
Undistributed net investment income		170,688,068
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		381,040,713
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,692,854,732
Net Assets		$ 11,287,222,887

Initial Class: Net Asset Value, offering price and redemption price per share ($8,689,828,908 ÷ 342,542,001 shares)		$ 25.37

Service Class: Net Asset Value, offering price and redemption price per share ($1,170,777,702 ÷ 46,313,238 shares)		$ 25.28

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,420,999,293 ÷ 56,645,362 shares)		$ 25.09

Service Class 2R: Net Asset Value, offering price and redemption price per share ($5,616,984 ÷ 224,552 shares)		$ 25.01

Statement of Operations

Year ended December 31, 2004
Investment Income
Dividends		$ 236,033,278
Interest		4,492,568
Security lending		990,003
Total income		241,515,849

Expenses
Management fee	$ 50,339,584
Transfer agent fees	7,040,948
Distribution fees	3,960,547
Accounting and security lending fees	1,403,577
Non-interested trustees' compensation	58,219
Appreciation in deferred trustee compensation account	26,259
Custodian fees and expenses	286,747
Registration fees	8,658
Audit	103,482
Legal	28,314
Interest	9,745
Miscellaneous	1,847,706
Total expenses before reductions	65,113,786
Expense reductions	(874,557)	64,239,229
Net investment income (loss)		177,276,620
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	393,977,845
Foreign currency transactions	10,545
Total net realized gain (loss)		393,988,390
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $1,499,172)	595,198,380
Assets and liabilities in foreign currencies	(21,670)
Total change in net unrealized appreciation (depreciation)		595,176,710
Net gain (loss)		989,165,100
Net increase (decrease) in net assets resulting from operations		$ 1,166,441,720

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2004	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 177,276,620	$ 156,056,293
Net realized gain (loss)	393,988,390	162,136,844
Change in net unrealized appreciation (depreciation)	595,176,710	2,060,660,428
Net increase (decrease) in net assets resulting from operations	1,166,441,720	2,378,853,565
Distributions to shareholders from net investment income	(160,632,605)	(152,426,442)
Distributions to shareholders from net realized gain	(38,902,738)	-
Total distributions	(199,535,343)	(152,426,442)
Share transactions - net increase (decrease)	(72,700,137)	95,024,961
Redemption fees	27	6,803
Total increase (decrease) in net assets	894,206,267	2,321,458,887

Net Assets
Beginning of period	10,393,016,620	8,071,557,733
End of period (including undistributed net investment income of $170,688,068 and undistributed net investment income of $153,745,641, respectively)	$ 11,287,222,887	$ 10,393,016,620
Other Information:
Share Transactions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2	Service Class 2R
Shares Sold	19,642,612	4,254,175	21,126,824	207,129
Reinvested	6,898,356	858,454	759,147	2,031
Redeemed	(46,454,587)	(5,170,065)	(5,169,545)	(67,130)
Net increase (decrease)	(19,913,619)	(57,436)	16,716,426	142,030

Dollars Sold	$ 460,321,782	$ 99,280,265	$ 490,310,488	$ 4,777,338
Reinvested	161,766,458	20,079,238	17,642,584	47,063
Redeemed	(1,086,286,467)	(119,952,965)	(119,145,127)	(1,540,794)
Net increase (decrease)	$ (464,198,227)	$ (593,462)	$ 388,807,945	$ 3,283,607

Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2	Service Class 2R
Shares Sold	32,080,268	11,240,469	21,169,436	138,968
Reinvested	7,869,268	847,723	452,997	1,082
Redeemed	(57,207,152)	(8,346,250)	(4,117,145)	(83,694)
Net increase (decrease)	(17,257,616)	3,741,942	17,505,288	56,356

Dollars Sold	$ 628,858,276	$ 219,068,172	$ 416,030,936	$ 2,784,343
Reinvested	130,865,933	14,063,717	7,478,977	17,815
Redeemed	(1,083,344,265)	(159,436,339)	(79,803,985)	(1,558,619)
Net increase (decrease)	$ (323,620,056)	$ 73,695,550	$ 343,705,928	$ 1,243,539

Distributions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2	Service Class 2R
From net investment income	$ 130,573,823	$ 16,025,683	$ 13,995,319	$ 37,780
From net realized gain	31,192,635	4,053,555	3,647,265	9,283
Total	$ 161,766,458	$ 20,079,238	$ 17,642,584	$ 47,063
	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2	Service Class 2R
From net investment income	$ 130,865,933	$ 14,063,717	$ 7,478,977	$ 17,815
From net realized gain	-	-	-	-
Total	$ 130,865,933	$ 14,063,717	$ 7,478,977	$ 17,815

See accompanying notes which are an integral part of the financial statements.

Equity-Income Portfolio

Financial Highlights - Initial Class

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 23.18	$ 18.16	$ 22.75	$ 25.52	$ 25.71
Income from Investment Operations
Net investment income (loss) C	.40	.36	.34	.34	.40
Net realized and unrealized gain (loss)	2.24	5.01	(4.08)	(1.51)	1.46
Total from investment operations	2.64	5.37	(3.74)	(1.17)	1.86
Distributions from net investment income	(.36)	(.35)	(.36)	(.42)	(.44)
Distributions from net realized gain	(.09)	-	(.49)	(1.18)	(1.61)
Total distributions	(.45)	(.35)	(.85)	(1.60)	(2.05)
Redemption fees added to paid in capital	- C, E	- C, E	- C, E	-	-
Net asset value, end of period	$ 25.37	$ 23.18	$ 18.16	$ 22.75	$ 25.52
Total Return A, B	11.53%	30.33%	(16.95)%	(4.96)%	8.42%
Ratios to Average Net Assets D
Expenses before expense reductions	.58%	.57%	.57%	.58%	.56%
Expenses net of voluntary waivers, if any	.58%	.57%	.57%	.58%	.56%
Expenses net of all reductions	.57%	.56%	.56%	.57%	.55%
Net investment income (loss)	1.71%	1.83%	1.70%	1.47%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,689,829	$ 8,402,963	$ 6,895,940	$ 9,256,205	$ 9,969,086
Portfolio turnover rate	22%	26%	25%	24%	22%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

Financial Highlights - Service Class

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 23.11	$ 18.10	$ 22.67	$ 25.45	$ 25.66
Income from Investment Operations
Net investment income (loss) C	.38	.34	.32	.31	.37
Net realized and unrealized gain (loss)	2.22	5.00	(4.06)	(1.51)	1.46
Total from investment operations	2.60	5.34	(3.74)	(1.20)	1.83
Distributions from net investment income	(.34)	(.33)	(.34)	(.40)	(.43)
Distributions from net realized gain	(.09)	-	(.49)	(1.18)	(1.61)
Total distributions	(.43)	(.33)	(.83)	(1.58)	(2.04)
Redemption fees added to paid in capital	- C, E	- C, E	- C, E	-	-
Net asset value, end of period	$ 25.28	$ 23.11	$ 18.10	$ 22.67	$ 25.45
Total Return A, B	11.38%	30.22%	(17.00)%	(5.09)%	8.30%
Ratios to Average Net Assets D
Expenses before expense reductions	.68%	.67%	.67%	.68%	.66%
Expenses net of voluntary waivers, if any	.68%	.67%	.67%	.68%	.66%
Expenses net of all reductions	.67%	.66%	.66%	.67%	.65%
Net investment income (loss)	1.61%	1.73%	1.60%	1.37%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,170,778	$ 1,071,483	$ 771,516	$ 836,017	$ 634,897
Portfolio turnover rate	22%	26%	25%	24%	22%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2004	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 22.96	$ 18.00	$ 22.59	$ 25.41	$ 25.18
Income from Investment Operations
Net investment income (loss) E	.34	.31	.28	.27	.32
Net realized and unrealized gain (loss)	2.21	4.97	(4.04)	(1.50)	1.95
Total from investment operations	2.55	5.28	(3.76)	(1.23)	2.27
Distributions from net investment income	(.33)	(.32)	(.34)	(.41)	(.43)
Distributions from net realized gain	(.09)	-	(.49)	(1.18)	(1.61)
Total distributions	(.42)	(.32)	(.83)	(1.59)	(2.04)
Redemption fees added to paid in capital	- E, H	- E, H	- E, H	-	-
Net asset value, end of period	$ 25.09	$ 22.96	$ 18.00	$ 22.59	$ 25.41
Total Return B, C, D	11.23%	30.03%	(17.15)%	(5.23)%	10.19%
Ratios to Average Net Assets G
Expenses before expense reductions	.83%	.82%	.83%	.84%	.83% A
Expenses net of voluntary waivers, if any	.83%	.82%	.83%	.84%	.83% A
Expenses net of all reductions	.82%	.81%	.82%	.83%	.82% A
Net investment income (loss)	1.46%	1.58%	1.44%	1.21%	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,420,999	$ 916,679	$ 403,632	$ 226,078	$ 39,911
Portfolio turnover rate	22%	26%	25%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

Years ended December 31,	2004	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 22.91	$ 17.99	$ 21.82
Income from Investment Operations
Net investment income (loss) E	.34	.31	.18
Net realized and unrealized gain (loss)	2.20	4.96	(4.01)
Total from investment operations	2.54	5.27	(3.83)
Distributions from net investment income	(.35)	(.35)	-
Distributions from net realized gain	(.09)	-	-
Total distributions	(.44)	(.35)	-
Redemption fees added to paid in capital E, H	-	-	-
Net asset value, end of period	$ 25.01	$ 22.91	$ 17.99
Total Return B, C, D	11.22%	30.05%	(17.55)%
Ratios to Average Net Assets G
Expenses before expense reductions	.83%	.82%	.85% A
Expenses net of voluntary waivers, if any	.83%	.82%	.85% A
Expenses net of all reductions	.82%	.81%	.84% A
Net investment income (loss)	1.46%	1.57%	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,617	$ 1,891	$ 471
Portfolio turnover rate	22%	26%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Equity-Income Portfolio

Notes to Financial Statements

For the period ended December 31, 2004

1. Significant Accounting Policies.

Equity-Income Portfolio (the fund) is a fund of Variable Insurance Products Fund (the trust) (referred to in this report as Fidelity Variable Insurance Products: Equity Income Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Service Class 2R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 3,162,571,582
Unrealized depreciation	(487,146,159)
Net unrealized appreciation (depreciation)	2,675,425,423
Undistributed ordinary income	222,671,664
Undistributed long-term capital gain	346,486,395

Cost for federal income tax purposes	$ 8,626,903,027

The tax character of distributions paid was as follows:

	December 31, 2004	December 31, 2003
Ordinary Income	$ 160,632,605	$ 152,426,442
Long-term Capital Gains	38,902,738	-
Total	$ 199,535,343	$ 152,426,442

Trading (Redemption) Fees. Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $2,315,881,327 and $2,277,968,277, respectively.

Equity-Income Portfolio

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .47% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 1,100,510
Service Class 2	2,850,571
Service Class 2R	9,466
$ 3,960,547

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 5,527,852
Service Class	728,268
Service Class 2	782,156
Service Class 2R	2,672
$ 7,040,948

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $714,712 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $127,479 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds.

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Borrower	$ 8,867,217	1.63%	-	$ 9,256

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period amounted to $9,721,350. The weighted average interest rate was 1.81%. At period end, there were no bank borrowings outstanding.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $873,945 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $612.

9. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 11% of the total outstanding shares of the fund and two otherwise unaffiliated shareholders were the owners of record of 37% of the total outstanding shares of the fund.

Equity-Income Portfolio

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund and the Shareholders of Equity-Income Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Equity-Income Portfolio (a fund of Variable Insurance Products Fund) at December 31, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Equity-Income Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 10, 2005

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe, each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 233 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-5429.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1981

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of VIP Equity-Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Trustees and Officers - continued

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Bart A. Grenier (45)

Year of Election or Appointment: 2001

Vice President of VIP Equity-Income. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Stephen R. Peterson (48)

Year of Election or Appointment: 1997

Vice President of VIP Equity-Income. Mr. Peterson serves as Vice President of other funds advised by FMR. Mr. Peterson also serves as Senior Vice President of FMR and FMR Co., Inc. (2001).

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of VIP Equity-Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Vice President and Secretary of FDC; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present).

Stuart Fross (45)
Year of Election or Appointment: 2003 Assistant Secretary of VIP Equity-Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of VIP Equity-Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of VIP Equity-Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of VIP Equity-Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of VIP Equity-Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of VIP Equity-Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)
Year of Election or Appointment: 1986 Assistant Treasurer of VIP Equity-Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of VIP Equity-Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of VIP Equity-Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP Equity-Income. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Annual Report

Distributions

The Board of Trustees of Equity-Income Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Fund	Pay Date	Record Date	Dividends	Capital Gains
Initial Class	2/14/05	2/11/05	$0.405	$0.89
Service Class	2/14/05	2/11/05	$0.385	$0.89
Service Class 2	2/14/05	2/11/05	$0.36	$0.89
Service Class 2R	2/14/05	2/11/05	$0.375	$0.89

A percentage of the dividends distributed during the fiscal year for the following classes qualifies for the dividends-received deduction for corporate shareholders:

Initial Class	100%
Service Class	100%
Service Class 2	100%
Service Class 2R	100%

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on December 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	15,331,508,529.96	81.853
Against	2,429,553,894.02	12.972
Abstain	969,378,618.94	5.175
TOTAL	18,730,441,042.92	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
J. Michael Cook
Affirmative	17,770,642,454.98	94.876
Withheld	959,798,587.94	5.124
TOTAL	18,730,441,042.92	100.000
Ralph F. Cox
Affirmative	17,759,356,374.26	94.815
Withheld.	971,084,668.66	5.185
TOTAL	18,730,441,042.92	100.000
Laura B. Cronin
Affirmative	17,797,888,742.24	95.021
Withheld	932,552,300.68	4.979
TOTAL	18,730,441,042.92	100.000
Dennis J. DirksB
Affirmative	17,802,602,074.45	95.046
Withheld	927,838,968.47	4.954
TOTAL	18,730,441,042.92	100.000
Robert M. Gates
Affirmative	17,784,855,823.58	94.952
Withheld	945,585,219.34	5.048
TOTAL	18,730,441,042.92	100.000
George H. Heilmeier
Affirmative	17,768,875,556.56	94.866
Withheld	961,565,486.36	5.134
TOTAL	18,730,441,042.92	100.000
Abigail P. Johnson
Affirmative	17,781,929,073.06	94.936
Withheld	948,511,969.86	5.064
TOTAL	18,730,441,042.92	100.000
Edward C. Johnson 3d
Affirmative	17,752,140,336.45	94.777
Withheld	978,300,706.47	5.223
TOTAL	18,730,441,042.92	100.000
Donald J. Kirk
Affirmative	17,772,467,361.45	94.885
Withheld	957,973,681.47	5.115
TOTAL	18,730,441,042.92	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	17,776,922,254.30	94.909
Withheld	953,518,788.62	5.091
TOTAL	18,730,441,042.92	100.000
Ned C. Lautenbach
Affirmative	17,804,221,564.95	95.055
Withheld	926,219,477.97	4.945
TOTAL	18,730,441,042.92	100.000
Marvin L. Mann
Affirmative	17,763,277,607.06	94.836
Withheld	967,163,435.86	5.164
TOTAL	18,730,441,042.92	100.000
William O. McCoy
Affirmative	17,758,560,162.11	94.811
Withheld	971,880,880.81	5.189
TOTAL	18,730,441,042.92	100.000
Robert L. Reynolds
Affirmative	17,806,026,904.06	95.065
Withheld	924,414,138.86	4.935
TOTAL	18,730,441,042.92	100.000
Cornelia M. SmallB
Affirmative	17,798,878,892.31	95.026
Withheld	931,562,150.61	4.974
TOTAL	18,730,441,042.92	100.000
William S. Stavropoulos
Affirmative	17,786,496,107.78	94.960
Withheld	943,944,935.14	5.040
TOTAL	18,730,441,042.92	100.000
PROPOSAL 3
To approve a new sub-advisory agreement among FMR, Fidelity Management & Research (U.K.) Inc. (FMR U.K.), and Variable Insurance Products Fund on behalf of the fund.
	# of Votes	% of Votes
Affirmative	6,731,293,010.62	89.239
Against	310,929,859.15	4.122
Abstain	500,745,863.80	6.639
TOTAL	7,542,968,733.57	100.000
PROPOSAL 4
To approve a new sub-advisory agreement among FMR, FMR Far East, and Variable Insurance Products Fund on behalf of the fund.
	# of Votes	% of Votes
Affirmative	6,721,558,010.15	89.110
Against	322,563,327.80	4.277
Abstain	498,847,395.62	6.613
TOTAL	7,542,968,733.57	100.000
PROPOSAL 5
To approve a new amended and restated sub-advisory agreement between FMR Far East and Fidelity Investments Japan Limited (FIJ) for the fund.
	# of Votes	% of Votes
Affirmative	6,718,405,992.36	89.068
Against	323,955,769.99	4.295
Abstain	500,606,971.22	6.637
TOTAL	7,542,968,733.57	100.000
PROPOSAL 6
To approve a new master international research agreement between FMR and Fidelity International Investment Advisors (FIIA) on behalf of the fund.
	# of Votes	% of Votes
Affirmative	6,734,087,467.07	89.276
Against	307,013,886.12	4.071
Abstain	501,867,380.38	6.653
TOTAL	7,542,968,733.57	100.000
PROPOSAL 7
To approve a new sub-research agreement between FIIA and Fidelity International Investment Advisors (U.K.) Limited (FIIA (U.K.)L) on behalf of the fund.
	# of Votes	% of Votes
Affirmative	6,731,737,757.05	89.245
Against	311,103,851.74	4.125
Abstain	500,127,124.78	6.630
TOTAL	7,542,968,733.57	100.000
PROPOSAL 8
To approve a new sub-research agreement between FIIA and FIJ on behalf of the fund.
	# of Votes	% of Votes
Affirmative	6,739,563,050.41	89.349
Against	309,142,220.41	4.098
Abstain	494,263,462.75	6.553
TOTAL	7,542,968,733.57	100.000
PROPOSAL 9
To amend the fund's fundamental investment limitation concerning borrowing.
	# of Votes	% of Votes
Affirmative	6,685,392,791.57	88.631
Against	416,380,211.81	5.520
Abstain	441,195,730.19	5.849
TOTAL	7,542,968,733.57	100.000
PROPOSAL 10
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes	% of Votes
Affirmative	6,589,639,425.26	87.361
Against	465,151,442.69	6.167
Abstain	488,177,865.62	6.472
TOTAL	7,542,968,733.57	100.000
A Denotes trust-wide proposals and voting results. B Effective January 1, 2005.

Equity-Income Portfolio

Annual Report

Equity-Income Portfolio

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

VIPEI2R-ANN-0205
1.782454.102

Fidelity® Variable Insurance Products:

Growth Portfolio

Annual Report

December 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	3	How the fund has done over time.
Management's Discussion	4	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	5	An example of shareholder expenses.
Investment Summary	6	A summary of the fund's investments at period end.
Investments	7	A complete list of the fund's investments with their market values.
Financial Statements	12	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	16	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	20
Trustees and Officers	21
Distributions	26
Proxy Voting Results	27

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-5429 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Growth Portfolio

Fidelity Variable Insurance Products: Growth Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2004	Past 1 year	Past 5 years	Past 10 years
Fidelity ® VIP: Growth - Initial Class	3.38%	-6.79%	9.97%
Fidelity VIP: Growth - Service Class A	3.26%	-6.88%	9.89%
Fidelity VIP: Growth - Service Class 2 B	3.12%	-7.02%	9.81%

A The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class 12b-1 fee. Had Service Class shares 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower.

B The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee). Returns from November 3, 1997 through January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class, and do not include the effects of a 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Growth Portfolio - Initial Class on December 31, 1994. The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Growth Index performed over the same period.

Annual Report

Fidelity Variable Insurance Products: Growth Portfolio

Management's Discussion of Fund Performance

Comments from Jennifer Uhrig, Portfolio Manager of Fidelity® Variable Insurance Products: Growth Portfolio

The year ending December 31, 2004, generally was positive for equity investors, as many stock market benchmarks produced double-digit gains. Broad-based themes included the continued dominance of small-cap stocks, which outperformed large-caps for the sixth consecutive year. The small-cap Russell 2000® Index was up 18.33% in 2004, while the larger-cap Standard & Poor's 500SM Index rose 10.88%. Value stocks ended the year well ahead of growth stocks: The Russell 3000® Value Index advanced 16.94%, compared to 6.93% for the Russell 3000 Growth Index. Energy and basic materials stocks led the market upward. Energy stocks were boosted by record-high oil prices, while strong demand from China helped support commodity prices. The health care sector was among the market's weakest performers. Technology also fell off the pace, though it was helped by a rally late in the year. The tech-heavy NASDAQ Composite® Index returned 9.15%, thanks primarily to a 14.87% jump in the fourth quarter. Elsewhere, the Dow Jones Industrial AverageSM gained 5.37% for the year.

For the 12 months that ended December 31, 2004, the fund lagged both the LipperSM Variable Annuity Growth Funds Average, which gained 10.36%, and the Russell 3000 Growth Index. The fund's large overweighting compared with the index in the semiconductor industry accounted for most of the drag on performance. Capacity outgrew demand for semiconductors during the period, which compressed the earnings and stock prices of many companies within the group. Among those hardest hit were fund holdings ASML Holding, Agere Systems, Teradyne and Intersil, as well as the fund's biggest detractor, Synopsys, which makes software for designing chips. Performance also was hurt by the fund's focus on large-cap growth companies at a time when smaller-cap, value-oriented stocks were generally performing better. On the positive side, wireless communications stocks, such as Ericsson and QUALCOMM, and energy services companies, such as Halliburton, helped boost relative performance. The fund no longer holds Ericsson stock.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Variable Insurance Products: Growth Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period* July 1, 2004 to December 31, 2004
Initial Class
Actual	$ 1,000.00	$ 1,018.80	$ 3.55
HypotheticalA	$ 1,000.00	$ 1,021.62	$ 3.56
Service Class
Actual	$ 1,000.00	$ 1,018.20	$ 4.06
HypotheticalA	$ 1,000.00	$ 1,021.11	$ 4.06
Service Class 2
Actual	$ 1,000.00	$ 1,017.40	$ 4.82
HypotheticalA	$ 1,000.00	$ 1,020.36	$ 4.82
Service Class 2R
Actual	$ 1,000.00	$ 1,017.40	$ 4.82
HypotheticalA	$ 1,000.00	$ 1,020.36	$ 4.82

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.70%
Service Class	.80%
Service Class 2.95%
Service Class 2R	.95%

Annual Report

Fidelity Variable Insurance Products: Growth Portfolio

Investment Summary

Top Five Stocks as of December 31, 2004
% of fund's net assets
Johnson & Johnson	2.8
Microsoft Corp.	2.6
Intel Corp.	2.6
Wal-Mart Stores, Inc.	2.5
Dell, Inc.	2.2
12.7
Top Five Market Sectors as of December 31, 2004
% of fund's net assets
Information Technology	34.5
Health Care	19.4
Consumer Discretionary	12.2
Industrials	11.3
Financials	9.0
Asset Allocation as of December 31, 2004
% of fund's net assets*
Stocks	99.3%
Short-Term Investments and Net Other Assets	0.7%
* Foreign investments	8.8%

Annual Report

Fidelity Variable Insurance Products: Growth Portfolio

Investments December 31, 2004

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 12.2%
Automobiles - 0.2%
Harley-Davidson, Inc.	396,200	$ 24,069,150
Hotels, Restaurants & Leisure - 1.4%
Carnival Corp. unit	403,100	23,230,653
Hilton Group PLC	1,886,329	10,298,785
McDonald's Corp.	1,433,200	45,948,392
Rank Group PLC	2,796,306	14,166,903
Royal Caribbean Cruises Ltd.	419,600	22,843,024
Starbucks Corp. (a)	391,800	24,432,648
		140,920,405
Household Durables - 0.2%
Tempur-Pedic International, Inc.	694,300	14,719,160
Internet & Catalog Retail - 1.7%
eBay, Inc. (a)	1,156,600	134,489,448
IAC/InterActiveCorp (a)	1,342,784	37,087,694
		171,577,142
Media - 2.6%
E.W. Scripps Co. Class A	839,400	40,526,232
Fox Entertainment Group, Inc. Class A (a)	1,554,900	48,606,174
Getty Images, Inc. (a)	163,400	11,250,090
Lamar Advertising Co. Class A (a)	948,560	40,579,397
News Corp.:
Class A	657,722	12,273,093
Class B	1,149,000	22,060,800
Pixar (a)	147,632	12,638,776
SBS Broadcasting SA (a)	195,400	7,860,942
Walt Disney Co.	2,128,400	59,169,520
		254,965,024
Multiline Retail - 1.5%
Dollar Tree Stores, Inc. (a)	1,235,300	35,428,404
Family Dollar Stores, Inc.	697,900	21,795,417
Fred's, Inc. Class A (d)	940,644	16,367,206
Kohl's Corp. (a)	90,900	4,469,553
Nordstrom, Inc.	728,500	34,042,805
Saks, Inc.	2,822,700	40,957,377
		153,060,762
Specialty Retail - 4.2%
Bed Bath & Beyond, Inc. (a)	751,500	29,932,245
Best Buy Co., Inc.	547,800	32,550,276
Circuit City Stores, Inc.	997,800	15,605,592
Foot Locker, Inc.	1,273,980	34,308,281
Home Depot, Inc.	4,575,900	195,573,966
RadioShack Corp.	605,800	19,918,704
Staples, Inc.	1,512,900	50,999,859
Weight Watchers International, Inc. (a)(d)	856,000	35,155,920
		414,044,843

	Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	443,100	$ 40,184,739
TOTAL CONSUMER DISCRETIONARY		1,213,541,225
CONSUMER STAPLES - 7.0%
Beverages - 1.7%
PepsiCo, Inc.	3,041,000	158,740,200
The Coca-Cola Co.	241,100	10,036,993
		168,777,193
Food & Staples Retailing - 2.8%
Wal-Mart Stores, Inc.	4,638,700	245,016,134
Walgreen Co.	883,400	33,896,058
		278,912,192
Food Products - 0.9%
Archer-Daniels-Midland Co.	1,765,300	39,383,843
Bunge Ltd.	739,300	42,147,493
Corn Products International, Inc.	185,400	9,930,024
		91,461,360
Household Products - 1.1%
Procter & Gamble Co.	2,016,420	111,064,414
Personal Products - 0.5%
Gillette Co.	965,400	43,230,612
TOTAL CONSUMER STAPLES		693,445,771
ENERGY - 4.4%
Energy Equipment & Services - 4.0%
Baker Hughes, Inc.	1,796,470	76,655,375
BJ Services Co.	238,760	11,111,890
Halliburton Co.	2,737,100	107,403,804
National-Oilwell, Inc. (a)	902,900	31,863,341
Schlumberger Ltd. (NY Shares)	1,511,400	101,188,230
Smith International, Inc. (a)	452,400	24,615,084
Transocean, Inc. (a)	305,700	12,958,623
Weatherford International Ltd. (a)	611,740	31,382,262
		397,178,609
Oil & Gas - 0.4%
Noble Energy, Inc.	129,100	7,960,306
Premcor, Inc.	363,500	15,328,795
Valero Energy Corp.	344,100	15,622,140
		38,911,241
TOTAL ENERGY		436,089,850
FINANCIALS - 9.0%
Capital Markets - 2.0%
E*TRADE Financial Corp. (a)	2,495,400	37,306,230
Goldman Sachs Group, Inc.	507,400	52,789,896
Lehman Brothers Holdings, Inc.	352,400	30,827,952
Merrill Lynch & Co., Inc.	514,800	30,769,596
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	383,000	$ 21,264,160
Nomura Holdings, Inc.	1,782,000	25,945,920
		198,903,754
Commercial Banks - 1.2%
Bank of America Corp.	1,536,100	72,181,339
UCBH Holdings, Inc.	965,900	44,257,538
		116,438,877
Consumer Finance - 2.6%
American Express Co.	2,319,900	130,772,763
Capital One Financial Corp.	593,200	49,953,372
MBNA Corp.	2,766,130	77,977,205
		258,703,340
Diversified Financial Services - 0.6%
Citigroup, Inc.	213,210	10,272,458
J.P. Morgan Chase & Co.	1,325,266	51,698,627
		61,971,085
Insurance - 1.9%
AFLAC, Inc.	471,920	18,801,293
American International Group, Inc.	2,575,166	169,111,151
XL Capital Ltd. Class A	53,100	4,123,215
		192,035,659
Thrifts & Mortgage Finance - 0.7%
Fannie Mae	863,600	61,496,956
New York Community Bancorp, Inc.	447,500	9,205,075
		70,702,031
TOTAL FINANCIALS		898,754,746
HEALTH CARE - 19.4%
Biotechnology - 3.9%
Biogen Idec, Inc. (a)	886,600	59,056,426
Cephalon, Inc. (a)	905,000	46,046,400
CSL Ltd.	873,467	19,989,467
Eyetech Pharmaceuticals, Inc.	366,200	16,662,100
Genentech, Inc. (a)	1,863,700	101,459,828
Genzyme Corp. - General Division (a)	550,900	31,990,763
ImClone Systems, Inc. (a)	697,300	32,131,584
Millennium Pharmaceuticals, Inc. (a)	2,608,956	31,620,547
ONYX Pharmaceuticals, Inc. (a)	485,100	15,712,389
QLT, Inc. (a)	393,000	6,297,825
Tanox, Inc. (a)	1,042,600	15,847,520
Telik, Inc. (a)	459,400	8,792,916
		385,607,765
Health Care Equipment & Supplies - 4.6%
Alcon, Inc.	676,700	54,542,020
Baxter International, Inc.	2,321,100	80,170,794
Beckman Coulter, Inc.	311,400	20,860,686
Becton, Dickinson & Co.	1,006,000	57,140,800
C.R. Bard, Inc.	366,400	23,442,272

	Shares	Value (Note 1)
Dade Behring Holdings, Inc. (a)	477,400	$ 26,734,400
Medtronic, Inc.	1,810,300	89,917,601
Ocular Sciences, Inc. (a)	304,900	14,943,149
St. Jude Medical, Inc. (a)	743,000	31,153,990
Thermo Electron Corp. (a)	242,400	7,318,056
Waters Corp. (a)	1,076,200	50,355,398
		456,579,166
Health Care Providers & Services - 0.9%
McKesson Corp.	533,400	16,780,764
UnitedHealth Group, Inc.	883,900	77,809,717
		94,590,481
Pharmaceuticals - 10.0%
Abbott Laboratories	1,880,200	87,711,330
Allergan, Inc.	655,950	53,177,867
Barr Pharmaceuticals, Inc. (a)	840,472	38,275,095
Elan Corp. PLC sponsored ADR (a)	950,500	25,901,125
Eli Lilly & Co.	358,470	20,343,173
Johnson & Johnson	4,464,720	283,152,537
Pfizer, Inc.	7,691,995	206,837,746
Roche Holding AG (participation certificate)	307,139	35,095,439
Schering-Plough Corp.	6,086,200	127,079,856
Wyeth	2,628,100	111,930,779
		989,504,947
TOTAL HEALTH CARE		1,926,282,359
INDUSTRIALS - 11.3%
Aerospace & Defense - 3.7%
Bombardier, Inc. Class B (sub. vtg.)	14,014,600	27,795,623
EADS NV	1,697,000	49,241,178
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	1,492,210	49,899,502
General Dynamics Corp.	353,400	36,965,640
Goodrich Corp.	1,112,680	36,317,875
Honeywell International, Inc.	310,300	10,987,723
Lockheed Martin Corp.	969,520	53,856,836
Precision Castparts Corp.	529,674	34,788,988
The Boeing Co.	1,231,100	63,734,047
		363,587,412
Air Freight & Logistics - 1.9%
EGL, Inc. (a)	150,900	4,510,401
FedEx Corp.	648,400	63,860,916
Forward Air Corp. (a)	107,700	4,814,190
United Parcel Service, Inc. Class B	1,263,100	107,944,526
UTI Worldwide, Inc.	143,400	9,754,068
		190,884,101
Commercial Services & Supplies - 0.7%
Apollo Group, Inc. Class A (a)	157,400	12,703,754
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Herman Miller, Inc.	429,700	$ 11,872,611
Robert Half International, Inc.	1,470,300	43,270,929
		67,847,294
Industrial Conglomerates - 3.6%
3M Co.	1,187,100	97,425,297
General Electric Co.	5,144,640	187,779,360
Siemens AG sponsored ADR	428,300	36,264,161
Tyco International Ltd.	908,000	32,451,920
		353,920,738
Machinery - 0.3%
Joy Global, Inc.	625,351	27,158,994
Marine - 0.0%
Alexander & Baldwin, Inc.	11,700	496,314
Road & Rail - 1.0%
Burlington Northern Santa Fe Corp.	707,700	33,481,287
Norfolk Southern Corp.	914,700	33,102,993
Union Pacific Corp.	533,700	35,891,325
		102,475,605
Trading Companies & Distributors - 0.1%
UAP Holding Corp.	902,881	15,592,755
TOTAL INDUSTRIALS		1,121,963,213
INFORMATION TECHNOLOGY - 34.5%
Communications Equipment - 7.8%
Alvarion Ltd. (a)	863,500	11,467,280
Andrew Corp. (a)	1,803,300	24,578,979
Avaya, Inc. (a)	3,175,098	54,611,686
Cisco Systems, Inc. (a)	10,930,820	210,964,826
Extreme Networks, Inc. (a)	81,436	533,406
F5 Networks, Inc. (a)	368,600	17,958,192
Foundry Networks, Inc. (a)	1,743,200	22,940,512
Harris Corp.	872,000	53,880,880
Juniper Networks, Inc. (a)	2,616,000	71,129,040
Motorola, Inc.	5,886,150	101,241,780
QUALCOMM, Inc.	3,971,900	168,408,560
Research In Motion Ltd. (a)	408,390	33,617,303
		771,332,444
Computers & Peripherals - 5.9%
Apple Computer, Inc. (a)	179,200	11,540,480
Brocade Communications Systems, Inc. (a)	2,962,000	22,629,680
Dell, Inc. (a)	5,261,460	221,717,924
EMC Corp. (a)	5,566,000	82,766,420
International Business Machines Corp.	821,370	80,970,655
Lexmark International, Inc. Class A (a)	707,200	60,112,000
Network Appliance, Inc. (a)	1,311,292	43,561,120
QLogic Corp. (a)	396,500	14,563,445

	Shares	Value (Note 1)
Sun Microsystems, Inc. (a)	6,336,150	$ 34,088,487
UNOVA, Inc. (a)	680,300	17,204,787
		589,154,998
Electronic Equipment & Instruments - 1.7%
Amphenol Corp. Class A (a)	506,582	18,611,823
Arrow Electronics, Inc. (a)	846,300	20,565,090
Hon Hai Precision Industries Co. Ltd.	6,438,842	29,773,821
Mettler-Toledo International, Inc. (a)	437,600	22,453,256
Molex, Inc.	703,200	21,096,000
National Instruments Corp.	1,210,629	32,989,640
Solectron Corp. (a)	4,272,300	22,771,359
		168,260,989
Internet Software & Services - 1.3%
Google, Inc. Class A	299,700	57,872,070
Yahoo!, Inc. (a)	1,918,232	72,278,982
		130,151,052
IT Services - 1.1%
BearingPoint, Inc. (a)	3,072,021	24,668,329
First Data Corp.	2,095,000	89,121,300
		113,789,629
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	116,850	6,576,318
Semiconductors & Semiconductor Equipment - 9.8%
Agere Systems, Inc.:
Class A (a)	8,448,145	11,573,959
Class B (a)	6,893,509	9,306,237
Altera Corp. (a)	2,183,000	45,188,100
Analog Devices, Inc.	1,408,900	52,016,588
Applied Materials, Inc. (a)	1,477,800	25,270,380
ASML Holding NV (NY Shares) (a)	2,542,776	40,455,566
Fairchild Semiconductor International, Inc. (a)	1,525,200	24,799,752
Freescale Semiconductor, Inc.:
Class A	3,041,300	54,195,966
Class B	649,919	11,932,513
Integrated Circuit Systems, Inc. (a)	1,552,759	32,483,718
Intel Corp.	11,075,800	259,062,962
International Rectifier Corp. (a)	486,400	21,678,848
Intersil Corp. Class A	2,966,736	49,663,161
KLA-Tencor Corp. (a)	486,100	22,642,538
Lam Research Corp. (a)	888,800	25,695,208
Marvell Technology Group Ltd. (a)	24,300	861,921
MediaTek, Inc.	2,656,000	18,046,430
Microchip Technology, Inc.	1,150,900	30,682,994
ON Semiconductor Corp. (a)	3,045,700	13,827,478
PMC-Sierra, Inc. (a)	3,316,682	37,312,673
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	5,386,674	45,732,862
Teradyne, Inc. (a)	1,264,000	21,576,480
Texas Instruments, Inc.	1,442,650	35,518,043
Tokyo Electron Ltd.	377,300	23,242,830
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
United Microelectronics Corp. sponsored ADR (d)	6,073,920	$ 21,440,938
Xilinx, Inc.	1,438,000	42,636,700
		976,844,845
Software - 6.8%
Adobe Systems, Inc.	340,874	21,386,435
Cadence Design Systems, Inc. (a)	3,260,000	45,020,600
Cognos, Inc. (a)	232,600	10,238,277
Computer Associates International, Inc.	5,455	169,432
Macrovision Corp. (a)	191,952	4,937,005
McAfee, Inc. (a)	636,700	18,419,731
Microsoft Corp.	9,714,850	259,483,644
NAVTEQ Corp.	90,700	4,204,852
Novell, Inc. (a)	4,444,826	30,002,576
Oracle Corp. (a)	7,579,691	103,993,361
Red Hat, Inc. (a)	719,500	9,605,325
SAP AG sponsored ADR	1,256,600	55,554,286
Symantec Corp. (a)	1,408,306	36,277,963
Take-Two Interactive Software, Inc. (a)	1,109,100	38,585,589
VERITAS Software Corp. (a)	1,227,400	35,042,270
		672,921,346
TOTAL INFORMATION TECHNOLOGY		3,429,031,621
MATERIALS - 1.2%
Chemicals - 0.5%
Monsanto Co.	617,800	34,318,790
Syngenta AG sponsored ADR	709,300	15,143,555
		49,462,345
Containers & Packaging - 0.1%
Smurfit-Stone Container Corp. (a)	812,611	15,179,573
Metals & Mining - 0.6%
Arch Coal, Inc.	374,500	13,309,730
CONSOL Energy, Inc.	465,300	19,100,565
Massey Energy Co.	676,800	23,654,160
		56,064,455
TOTAL MATERIALS		120,706,373
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Nextel Communications, Inc. Class A (a)	824,100	24,723,000
TOTAL COMMON STOCKS (Cost $7,736,201,771)		9,864,538,158
Preferred Stocks - 0.0%
	Shares	Value (Note 1)
Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f)	88,646	$ 0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (f)	826,000	2,891,000
TOTAL PREFERRED STOCKS (Cost $5,872,855)		2,891,000
Convertible Bonds - 0.0%
	Principal Amount
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Micron Technology, Inc. 2.5% 2/1/10 (e)	$ 1,523,000	1,806,430
TOTAL CONVERTIBLE BONDS (Cost $1,523,000)		1,806,430
Money Market Funds - 0.7%
	Shares
Fidelity Cash Central Fund, 2.24% (b)	40,371,676	40,371,676
Fidelity Securities Lending Cash Central Fund, 2.23% (b)(c)	25,933,096	25,933,096
TOTAL MONEY MARKET FUNDS (Cost $66,304,772)		66,304,772
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,809,902,398)	9,935,540,360
NET OTHER ASSETS - 0.0%	1,402,138
NET ASSETS - 100%	$ 9,936,942,498
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to 1,806,430 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,891,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 1,528,257
Geneprot, Inc. Series A	7/7/00	$ 4,543,000
Income Tax Information

At December 31, 2004, the fund had a capital loss carryforward of approximately $3,653,617,000 of which $1,411,197,000, $2,197,712,000 and $44,708,000 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

December 31, 2004
Assets
Investment in securities, at value (including securities loaned of $24,929,493) (cost $7,809,902,398) - See accompanying schedule		$ 9,935,540,360
Cash		54,548
Foreign currency held at value (cost $29,573,196)		30,067,997
Receivable for investments sold		14,033,133
Receivable for fund shares sold		4,485,109
Dividends receivable		7,487,115
Interest receivable		113,675
Prepaid expenses		38,895
Other affiliated receivables		49,263
Other receivables		1,519,976
Total assets		9,993,390,071
Liabilities
Payable for investments purchased	$ 3,936,983
Payable for fund shares redeemed	19,018,541
Accrued management fee	4,740,859
Distribution fees payable	276,915
Other affiliated payables	865,803
Other payables and accrued expenses	1,675,376
Collateral on securities loaned, at value	25,933,096
Total liabilities		56,447,573
Net Assets		$ 9,936,942,498
Net Assets consist of:
Paid in capital		$ 11,449,421,694
Undistributed net investment income		42,500,013
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,681,114,074)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,126,134,865
Net Assets		$ 9,936,942,498

Initial Class: Net Asset Value, offering price and redemption price per share ($7,796,887,587 ÷ 243,554,460 shares)		$ 32.01

Service Class: Net Asset Value, offering price and redemption price per share ($1,326,262,008 ÷ 41,602,270 shares)		$ 31.88

Service Class 2: Net Asset Value, offering price and redemption price per share ($811,126,385 ÷ 25,638,241 shares)		$ 31.64

Service Class 2R: Net Asset Value, offering price and redemption price per share ($2,666,518 ÷ 84,539 shares)		$ 31.54

Statement of Operations

Year ended December 31, 2004

Investment Income
Dividends A		$ 86,850,641
Special Dividends		26,028,750
Interest		880,245
Security lending		520,076
Total income		114,279,712

Expenses
Management fee	$ 58,590,211
Transfer agent fees	6,723,531
Distribution fees	3,143,384
Accounting and security lending fees	1,387,678
Non-interested trustees' compensation	56,073
Appreciation in deferred trustee compensation account	14,142
Custodian fees and expenses	300,615
Audit	96,165
Legal	32,336
Interest	39,066
Miscellaneous	2,052,657
Total expenses before reductions	72,435,858
Expense reductions	(3,293,886)	69,141,972
Net investment income (loss)		45,137,740
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	704,506,123
Foreign currency transactions	(113,869)
Total net realized gain (loss)		704,392,254
Change in net unrealized appreciation (depreciation) on: Investment securities	(449,154,576)
Assets and liabilities in foreign currencies	499,190
Total change in net unrealized appreciation (depreciation)		(448,655,386)
Net gain (loss)		255,736,868
Net increase (decrease) in net assets resulting from operations		$ 300,874,608

A As a result of the change in the estimate of the return of capital component of dividend income realized in the year ended December 31, 2003, dividend income has been reduced by $2,260,756, with a corresponding increase to net realized gain (loss) and net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2004	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 45,137,740	$ 23,031,175
Net realized gain (loss)	704,392,254	49,130,228
Change in net unrealized appreciation (depreciation)	(448,655,386)	2,530,101,870
Net increase (decrease) in net assets resulting from operations	300,874,608	2,602,263,273
Distributions to shareholders from net investment income	(25,185,765)	(23,104,405)
Share transactions - net increase (decrease)	(945,720,754)	(285,825,613)
Redemption fees	13	2,361
Total increase (decrease) in net assets	(670,031,898)	2,293,335,616

Net Assets
Beginning of period	10,606,974,396	8,313,638,780
End of period (including undistributed net investment income of $42,500,013 and undistributed net investment income of $22,711,797, respectively)	$ 9,936,942,498	$ 10,606,974,396
Other Information:
Share Transactions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2	Service Class 2R
Shares Sold	10,173,829	3,809,653	9,957,726	63,032
Reinvested	677,303	70,256	26,349	100
Redeemed	(44,148,491)	(7,601,708)	(4,196,333)	(23,264)
Net increase (decrease)	(33,297,359)	(3,721,799)	5,787,742	39,868

Dollars Sold	$ 317,143,990	$ 118,147,419	$ 305,162,849	$ 1,941,136
Reinvested	22,052,984	2,279,802	849,771	3,208
Redeemed	(1,353,451,648)	(232,412,004)	(126,744,925)	(693,336)
Net increase (decrease)	$ (1,014,254,674)	$ (111,984,783)	$ 179,267,695	$ 1,251,008

Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2	Service Class 2R
Shares Sold	23,586,131	8,385,408	13,542,393	50,235
Reinvested	941,499	102,591	14,708	31
Redeemed	(47,048,733)	(8,519,590)	(3,984,642)	(14,664)
Net increase (decrease)	(22,521,103)	(31,591)	9,572,459	35,602

Dollars Sold	$ 625,883,728	$ 221,233,256	$ 361,842,888	$ 1,388,031
Reinvested	20,552,932	2,232,378	318,424	671
Redeemed	(1,198,774,049)	(217,996,235)	(102,097,753)	(409,884)
Net increase (decrease)	$ (552,337,389)	$ 5,469,399	$ 260,063,559	$ 978,818

Distributions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2	Service Class 2R
From net investment income	$ 22,052,984	$ 2,279,802	$ 849,771	$ 3,208
	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2	Service Class 2R
From net investment income	$ 20,552,932	$ 2,232,378	$ 318,424	$ 671

See accompanying notes which are an integral part of the financial statements.

Growth Portfolio

Financial Highlights - Initial Class

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 31.04	$ 23.44	$ 33.61	$ 43.66	$ 54.93
Income from Investment Operations
Net investment income (loss) C	.15 D, G	.07	.07	.07	.03
Net realized and unrealized gain (loss)	.90	7.60	(10.17)	(7.27)	(5.27)
Total from investment operations	1.05	7.67	(10.10)	(7.20)	(5.24)
Distributions from net investment income	(.08)	(.07)	(.07)	(.03)	(.06)
Distributions from net realized gain	-	-	-	(2.82)	(5.97)
Total distributions	(.08)	(.07)	(.07)	(2.85)	(6.03)
Redemption fees added to paid in capital	- C, F	- C, F	- C, F	-	-
Net asset value, end of period	$ 32.01	$ 31.04	$ 23.44	$ 33.61	$ 43.66
Total Return A, B	3.38%	32.85%	(30.10)%	(17.67)%	(10.96)%
Ratios to Average Net Assets E
Expenses before expense reductions	.68%	.67%	.67%	.68%	.65%
Expenses net of voluntary waivers, if any	.68%	.67%	.67%	.68%	.65%
Expenses net of all reductions	.65%	.64%	.61%	.65%	.64%
Net investment income (loss)	.47% G	.28%	.25%	.19%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,796,888	$ 8,594,509	$ 7,016,147	$ 11,458,659	$ 15,517,271
Portfolio turnover rate	72%	61%	90%	105%	103%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.08 per share.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G As a result in the change in the estimate of the return of capital component of divided income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the fund.

Financial Highlights - Service Class

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 30.92	$ 23.34	$ 33.48	$ 43.51	$ 54.80
Income from Investment Operations
Net investment income (loss) C	.11 D, G	.05	.04	.03	(.02)
Net realized and unrealized gain (loss)	.90	7.58	(10.14)	(7.24)	(5.25)
Total from investment operations	1.01	7.63	(10.10)	(7.21)	(5.27)
Distributions from net investment income	(.05)	(.05)	(.04)	-	(.05)
Distributions from net realized gain	-	-	-	(2.82)	(5.97)
Total distributions	(.05)	(.05)	(.04)	(2.82)	(6.02)
Redemption fees added to paid in capital	- C, F	- C, F	- C, F	-	-
Net asset value, end of period	$ 31.88	$ 30.92	$ 23.34	$ 33.48	$ 43.51
Total Return A, B	3.26%	32.78%	(30.20)%	(17.74)%	(11.05)%
Ratios to Average Net Assets E
Expenses before expense reductions	.78%	.77%	.77%	.78%	.76%
Expenses net of voluntary waivers, if any	.78%	.77%	.77%	.78%	.76%
Expenses net of all reductions	.75%	.74%	.71%	.75%	.74%
Net investment income (loss)	.37% G	.18%	.15%	.09%	(.04)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,326,262	$ 1,401,298	$ 1,058,738	$ 1,655,758	$ 1,847,051
Portfolio turnover rate	72%	61%	90%	105%	103%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.08 per share.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G As a result in the change in the estimate of the return of capital component of divided income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2004	2003	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 30.72	$ 23.21	$ 33.34	$ 43.43	$ 53.40
Income from Investment Operations
Net investment income (loss) E	.07 F, J	.01	- I	(.02)	(.09)
Net realized and unrealized gain (loss)	.89	7.53	(10.09)	(7.22)	(3.86)
Total from investment operations	.96	7.54	(10.09)	(7.24)	(3.95)
Distributions from net investment income	(.04)	(.03)	(.04)	(.03)	(.05)
Distributions from net realized gain	-	-	-	(2.82)	(5.97)
Total distributions	(.04)	(.03)	(.04)	(2.85)	(6.02)
Redemption fees added to paid in capital	- E, I	- E, I	- E, I	-	-
Net asset value, end of period	$ 31.64	$ 30.72	$ 23.21	$ 33.34	$ 43.43
Total Return B, C, D	3.12%	32.54%	(30.30)%	(17.87)%	(8.88)%
Ratios to Average Net Assets H
Expenses before expense reductions	.93%	.92%	.93%	.93%	.91% A
Expenses net of voluntary waivers, if any	.93%	.92%	.93%	.93%	.91% A
Expenses net of all reductions	.90%	.89%	.87%	.90%	.90% A
Net investment income (loss)	.22% J	.02%	(.01)%	(.06)%	(.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 811,126	$ 609,798	$ 238,543	$ 191,475	$ 57,095
Portfolio turnover rate	72%	61%	90%	105%	103%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.08 per share.

G For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J As a result in the change in the estimate of the return of capital component of divided income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the fund.

Financial Highlights - Service Class 2R

Years ended December 31,	2004	2003	2002 G
Selected Per-Share Data
Net asset value, beginning of period	$ 30.65	$ 23.20	$ 31.05
Income from Investment Operations
Net investment income (loss) E	.07 F, J	.01	(.01)
Net realized and unrealized gain (loss)	.88	7.51	(7.84)
Total from investment operations	.95	7.52	(7.85)
Distributions from net investment income	(.06)	(.07)	-
Redemption fees added to paid in capital E, I	-	-	-
Net asset value, end of period	$ 31.54	$ 30.65	$ 23.20
Total Return B, C, D	3.10%	32.54%	(25.28)%
Ratios to Average Net Assets H
Expenses before expense reductions	.93%	.92%	.96% A
Expenses net of voluntary waivers, if any	.93%	.92%	.96% A
Expenses net of all reductions	.90%	.90%	.90% A
Net investment income (loss)	.22% J	.02%	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,667	$ 1,369	$ 210
Portfolio turnover rate	72%	61%	90%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.08 per share.

G For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J As a result in the change in the estimate of the return of capital component of divided income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the fund.

See accompanying notes which are an integral part of the financial statements.

Growth Portfolio

Notes to Financial Statements

For the period ended December 31, 2004

1. Significant Accounting Policies.

Growth Portfolio (the fund) is a fund of Variable Insurance Products Fund (the trust) (referred to in this report as Fidelity Variable Insurance Products: Growth Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Service Class 2R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends to net investment income per share is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 2,326,119,909
Unrealized depreciation	(227,367,706)
Net unrealized appreciation (depreciation)	2,098,752,203
Undistributed ordinary income	42,590,026
Capital loss carryforward	(3,653,617,452)

Cost for federal income tax purposes	$ 7,836,788,157

The tax character of distributions paid was as follows:

	December 31, 2004	December 31, 2003
Ordinary Income	$ 25,185,765	$ 23,104,405

Trading (Redemption) Fees. Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $7,269,389,954 and $8,239,247,322, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Growth Portfolio

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 1,356,900
Service Class 2	1,781,135
Service Class 2R	5,349
$ 3,143,384

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 5,336,742
Service Class	899,118
Service Class 2	486,224
Service Class 2R	1,447
$ 6,723,531

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $825,101 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $609,973 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Borrower	$ 21,552,298	1.39%	-	$ 39,066

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any

Annual Report

Notes to Financial Statements - continued

6. Security Lending - continued

additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $3,292,493 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,393.

8. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 11% of the total outstanding shares of the fund and two otherwise unaffiliated shareholders were the owners of record of 35% of the total outstanding shares of the fund.

Growth Portfolio

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund and the Shareholders of Growth Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Growth Portfolio (a fund of Variable Insurance Products Fund) at December 31, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Growth Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 10, 2005

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe, each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 233 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-5429.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1981

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of VIP Growth (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Trustees and Officers - continued

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

John B. McDowell (46)

Year of Election or Appointment: 2002

Vice President of VIP Growth. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Jennifer Uhrig (43)

Year of Election or Appointment: 1997

Vice President of VIP Growth. Ms. Uhrig also serves as Vice President of another fund advised by FMR. Prior to assuming her current responsibilities, Ms. Uhrig managed a variety of Fidelity funds.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of VIP Growth. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Vice President and Secretary of FDC; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and of Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present).

Stuart Fross (45)
Year of Election or Appointment: 2003 Assistant Secretary of VIP Growth. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of VIP Growth. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of VIP Growth. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of VIP Growth. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of VIP Growth. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of VIP Growth. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)
Year of Election or Appointment: 1986 Assistant Treasurer of VIP Growth. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of VIP Growth. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of VIP Growth. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP Growth. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Annual Report

Distributions

A percentage of the dividends distributed during the fiscal year for the following classes qualifies for the dividends-received deduction for corporate shareholders:

Initial Class	100%
Service Class	100%
Service Class 2	100%
Service Class 2R	100%

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on December 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	15,331,508,529.96	81.853
Against	2,429,553,894.02	12.972
Abstain	969,378,618.94	5.175
TOTAL	18,730,441,042.92	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
J. Michael Cook
Affirmative	17,770,642,454.98	94.876
Withheld	959,798,587.94	5.124
TOTAL	18,730,441,042.92	100.000
Ralph F. Cox
Affirmative	17,759,356,374.26	94.815
Withheld	971,084,668.66	5.185
TOTAL	18,730,441,042.92	100.000
Laura B. Cronin
Affirmative	17,797,888,742.24	95.021
Withheld	932,552,300.68	4.979
TOTAL	18,730,441,042.92	100.000
Dennis J. DirksB
Affirmative	17,802,602,074.45	95.046
Withheld	927,838,968.47	4.954
TOTAL	18,730,441,042.92	100.000
Robert M. Gates
Affirmative	17,784,855,823.58	94.952
Withheld	945,585,219.34	5.048
TOTAL	18,730,441,042.92	100.000
George H. Heilmeier
Affirmative	17,768,875,556.56	94.866
Withheld	961,565,486.36	5.134
TOTAL	18,730,441,042.92	100.000
Abigail P. Johnson
Affirmative	17,781,929,073.06	94.936
Withheld	948,511,969.86	5.064
TOTAL	18,730,441,042.92	100.000
Edward C. Johnson 3d
Affirmative	17,752,140,336.45	94.777
Withheld	978,300,706.47	5.223
TOTAL	18,730,441,042.92	100.000
Donald J. Kirk
Affirmative	17,772,467,361.45	94.885
Withheld	957,973,681.47	5.115
TOTAL	18,730,441,042.92	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	17,776,922,254.30	94.909
Withheld	953,518,788.62	5.091
TOTAL	18,730,441,042.92	100.000
Ned C. Lautenbach
Affirmative	17,804,221,564.95	95.055
Withheld	926,219,477.97	4.945
TOTAL	18,730,441,042.92	100.000
Marvin L. Mann
Affirmative	17,763,277,607.06	94.836
Withheld	967,163,435.86	5.164
TOTAL	18,730,441,042.92	100.000
William O. McCoy
Affirmative	17,758,560,162.11	94.811
Withheld	971,880,880.81	5.189
TOTAL	18,730,441,042.92	100.000
Robert L. Reynolds
Affirmative	17,806,026,904.06	95.065
Withheld	924,414,138.86	4.935
TOTAL	18,730,441,042.92	100.000
Cornelia M. SmallB
Affirmative	17,798,878,892.31	95.026
Withheld	931,562,150.61	4.974
TOTAL	18,730,441,042.92	100.000
William S. Stavropoulos
Affirmative	17,786,496,107.78	94.960
Withheld	943,944,935.14	5.040
TOTAL	18,730,441,042.92	100.000
PROPOSAL 3
To approve a new sub-advisory agreement among FMR, FMR U.K., and Variable Insurance Products Fund on behalf of the fund.
	# of Votes	% of Votes
Affirmative	5,975,028,070.83	88.802
Against	315,998,524.66	4.696
Abstain	437,489,754.25	6.502
TOTAL	6,728,516,349.74	100.000
PROPOSAL 4
To approve a new sub-advisory agreement among FMR, FMR Far East, and Variable Insurance Products Fund on behalf of the fund.
	# of Votes	% of Votes
Affirmative	5,967,060,487.85	88.683
Against	322,604,636.29	4.795
Abstain	438,851,225.60	6.522
TOTAL	6,728,516,349.74	100.000
PROPOSAL 5
To approve a new amended and restated sub-advisory agreement between FMR Far East and FIJ for the fund.
	# of Votes	% of Votes
Affirmative	5,952,404,198.80	88.465
Against	333,946,456.42	4.963
Abstain	442,165,694.52	6.572
TOTAL	6,728,516,349.74	100.000
PROPOSAL 6
To approve a new master international research agreement between FMR and FIIA on behalf of the fund.
	# of Votes	% of Votes
Affirmative	5,970,554,038.68	88.735
Against	321,092,817.96	4.772
Abstain	436,869,493.10	6.493
TOTAL	6,728,516,349.74	100.000
PROPOSAL 7
To approve a new sub-research agreement between FIIA and FIIA (U.K.)L on behalf of the fund.
	# of Votes	% of Votes
Affirmative	5,968,891,984.81	88.710
Against	319,296,673.74	4.746
Abstain	440,327,691.19	6.544
TOTAL	6,728,516,349.74	100.000
PROPOSAL 8
To approve a new sub-research agreement between FIIA and FIJ on behalf of the fund.
	# of Votes	% of Votes
Affirmative	5,979,761,945.37	88.872
Against	322,291,647.58	4.790
Abstain	426,462,756.79	6.338
TOTAL	6,728,516,349.74	100.000
PROPOSAL 9
To amend the fund's fundamental investment limitation concerning borrowing.
	# of Votes	% of Votes
Affirmative	5,946,204,016.89	88.373
Against	412,358,112.36	6.129
Abstain	369,954,220.49	5.498
TOTAL	6,728,516,349.74	100.000
PROPOSAL 10
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes	% of Votes
Affirmative	5,843,159,022.83	86.842
Against	468,598,250.73	6.964
Abstain	416,759,076.18	6.194
TOTAL	6,728,516,349.74	100.000
A Denotes trust-wide proposals and voting results. B Effective January 1, 2005.

Growth Portfolio

Annual Report

Growth Portfolio

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPGRWT-ANN-0205
1.540077.107

Fidelity® Variable Insurance Products:

Growth Portfolio - Service Class 2R

Annual Report

December 31, 2004
(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	3	How the fund has done over time.
Management's Discussion	4	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	5	An example of shareholder expenses.
Investment Summary	6	A summary of the fund's investments at period end.
Investments	7	A complete list of the fund's investments with their market values.
Financial Statements	12	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	16	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	20
Trustees and Officers	21
Distributions	26
Proxy Voting Results	27

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-5429 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Growth Portfolio

Fidelity Variable Insurance Products: Growth Portfolio - Service Class 2R

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of a class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2004	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Growth - Service Class 2RA	3.10%	-7.04%	9.80%

A The initial offering of Service Class 2R shares took place on April 24, 2002. Performance for Service Class 2R shares reflects an asset-based service fee (12b-1 fee). Returns from January 12, 2000 to April 24, 2002 are those of Service Class 2. Returns from November 3, 1997 to January 12, 2000 are those of Service Class, which reflect a different 12b-1 fee. Service Class 2R returns prior to November 3, 1997 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class 2R's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Growth Portfolio - Service Class 2R on December 31, 1994. The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Growth Index performed over the same period.

Annual Report

Fidelity Variable Insurance Products: Growth Portfolio

Management's Discussion of Fund Performance

Comments from Jennifer Uhrig, Portfolio Manager of Fidelity® Variable Insurance Products: Growth Portfolio

The year ending December 31, 2004, generally was positive for equity investors, as many stock market benchmarks produced double-digit gains. Broad-based themes included the continued dominance of small-cap stocks, which outperformed large-caps for the sixth consecutive year. The small-cap Russell 2000® Index was up 18.33% in 2004, while the larger-cap Standard & Poor's 500SM Index rose 10.88%. Value stocks ended the year well ahead of growth stocks: The Russell 3000® Value Index advanced 16.94%, compared to 6.93% for the Russell 3000 Growth Index. Energy and basic materials stocks led the market upward. Energy stocks were boosted by record-high oil prices, while strong demand from China helped support commodity prices. The health care sector was among the market's weakest performers. Technology also fell off the pace, though it was helped by a rally late in the year. The tech-heavy NASDAQ Composite® Index returned 9.15%, thanks primarily to a 14.87% jump in the fourth quarter. Elsewhere, the Dow Jones Industrial AverageSM gained 5.37% for the year.

For the 12 months that ended December 31, 2004, the fund lagged both the LipperSM Variable Annuity Growth Funds Average, which gained 10.36%, and the Russell 3000 Growth Index. The fund's large overweighting compared with the index in the semiconductor industry accounted for most of the drag on performance. Capacity outgrew demand for semiconductors during the period, which compressed the earnings and stock prices of many companies within the group. Among those hardest hit were fund holdings ASML Holding, Agere Systems, Teradyne and Intersil, as well as the fund's biggest detractor, Synopsys, which makes software for designing chips. Performance also was hurt by the fund's focus on large-cap growth companies at a time when smaller-cap, value-oriented stocks were generally performing better. On the positive side, wireless communications stocks, such as Ericsson and QUALCOMM, and energy services companies, such as Halliburton, helped boost relative performance. The fund no longer holds Ericsson stock.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Growth Portfolio

Fidelity Variable Insurance Products: Growth Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period* July 1, 2004 to December 31, 2004
Initial Class
Actual	$ 1,000.00	$ 1,018.80	$ 3.55
HypotheticalA	$ 1,000.00	$ 1,021.62	$ 3.56
Service Class
Actual	$ 1,000.00	$ 1,018.20	$ 4.06
HypotheticalA	$ 1,000.00	$ 1,021.11	$ 4.06
Service Class 2
Actual	$ 1,000.00	$ 1,017.40	$ 4.82
HypotheticalA	$ 1,000.00	$ 1,020.36	$ 4.82
Service Class 2R
Actual	$ 1,000.00	$ 1,017.40	$ 4.82
HypotheticalA	$ 1,000.00	$ 1,020.36	$ 4.82

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.70%
Service Class	.80%
Service Class 2.95%
Service Class 2R	.95%

Annual Report

Fidelity Variable Insurance Products: Growth Portfolio

Investment Summary

Top Five Stocks as of December 31, 2004
% of fund's net assets
Johnson & Johnson	2.8
Microsoft Corp.	2.6
Intel Corp.	2.6
Wal-Mart Stores, Inc.	2.5
Dell, Inc.	2.2
12.7
Top Five Market Sectors as of December 31, 2004
% of fund's net assets
Information Technology	34.5
Health Care	19.4
Consumer Discretionary	12.2
Industrials	11.3
Financials	9.0
Asset Allocation as of December 31, 2004
% of fund's net assets*
Stocks	99.3%
Short-Term Investments and Net Other Assets	0.7%
* Foreign investments	8.8%

Growth Portfolio

Fidelity Variable Insurance Products: Growth Portfolio

Investments December 31, 2004

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 12.2%
Automobiles - 0.2%
Harley-Davidson, Inc.	396,200	$ 24,069,150
Hotels, Restaurants & Leisure - 1.4%
Carnival Corp. unit	403,100	23,230,653
Hilton Group PLC	1,886,329	10,298,785
McDonald's Corp.	1,433,200	45,948,392
Rank Group PLC	2,796,306	14,166,903
Royal Caribbean Cruises Ltd.	419,600	22,843,024
Starbucks Corp. (a)	391,800	24,432,648
		140,920,405
Household Durables - 0.2%
Tempur-Pedic International, Inc.	694,300	14,719,160
Internet & Catalog Retail - 1.7%
eBay, Inc. (a)	1,156,600	134,489,448
IAC/InterActiveCorp (a)	1,342,784	37,087,694
		171,577,142
Media - 2.6%
E.W. Scripps Co. Class A	839,400	40,526,232
Fox Entertainment Group, Inc. Class A (a)	1,554,900	48,606,174
Getty Images, Inc. (a)	163,400	11,250,090
Lamar Advertising Co. Class A (a)	948,560	40,579,397
News Corp.:
Class A	657,722	12,273,093
Class B	1,149,000	22,060,800
Pixar (a)	147,632	12,638,776
SBS Broadcasting SA (a)	195,400	7,860,942
Walt Disney Co.	2,128,400	59,169,520
		254,965,024
Multiline Retail - 1.5%
Dollar Tree Stores, Inc. (a)	1,235,300	35,428,404
Family Dollar Stores, Inc.	697,900	21,795,417
Fred's, Inc. Class A (d)	940,644	16,367,206
Kohl's Corp. (a)	90,900	4,469,553
Nordstrom, Inc.	728,500	34,042,805
Saks, Inc.	2,822,700	40,957,377
		153,060,762
Specialty Retail - 4.2%
Bed Bath & Beyond, Inc. (a)	751,500	29,932,245
Best Buy Co., Inc.	547,800	32,550,276
Circuit City Stores, Inc.	997,800	15,605,592
Foot Locker, Inc.	1,273,980	34,308,281
Home Depot, Inc.	4,575,900	195,573,966
RadioShack Corp.	605,800	19,918,704
Staples, Inc.	1,512,900	50,999,859
Weight Watchers International, Inc. (a)(d)	856,000	35,155,920
		414,044,843

	Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	443,100	$ 40,184,739
TOTAL CONSUMER DISCRETIONARY		1,213,541,225
CONSUMER STAPLES - 7.0%
Beverages - 1.7%
PepsiCo, Inc.	3,041,000	158,740,200
The Coca-Cola Co.	241,100	10,036,993
		168,777,193
Food & Staples Retailing - 2.8%
Wal-Mart Stores, Inc.	4,638,700	245,016,134
Walgreen Co.	883,400	33,896,058
		278,912,192
Food Products - 0.9%
Archer-Daniels-Midland Co.	1,765,300	39,383,843
Bunge Ltd.	739,300	42,147,493
Corn Products International, Inc.	185,400	9,930,024
		91,461,360
Household Products - 1.1%
Procter & Gamble Co.	2,016,420	111,064,414
Personal Products - 0.5%
Gillette Co.	965,400	43,230,612
TOTAL CONSUMER STAPLES		693,445,771
ENERGY - 4.4%
Energy Equipment & Services - 4.0%
Baker Hughes, Inc.	1,796,470	76,655,375
BJ Services Co.	238,760	11,111,890
Halliburton Co.	2,737,100	107,403,804
National-Oilwell, Inc. (a)	902,900	31,863,341
Schlumberger Ltd. (NY Shares)	1,511,400	101,188,230
Smith International, Inc. (a)	452,400	24,615,084
Transocean, Inc. (a)	305,700	12,958,623
Weatherford International Ltd. (a)	611,740	31,382,262
		397,178,609
Oil & Gas - 0.4%
Noble Energy, Inc.	129,100	7,960,306
Premcor, Inc.	363,500	15,328,795
Valero Energy Corp.	344,100	15,622,140
		38,911,241
TOTAL ENERGY		436,089,850
FINANCIALS - 9.0%
Capital Markets - 2.0%
E*TRADE Financial Corp. (a)	2,495,400	37,306,230
Goldman Sachs Group, Inc.	507,400	52,789,896
Lehman Brothers Holdings, Inc.	352,400	30,827,952
Merrill Lynch & Co., Inc.	514,800	30,769,596
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	383,000	$ 21,264,160
Nomura Holdings, Inc.	1,782,000	25,945,920
		198,903,754
Commercial Banks - 1.2%
Bank of America Corp.	1,536,100	72,181,339
UCBH Holdings, Inc.	965,900	44,257,538
		116,438,877
Consumer Finance - 2.6%
American Express Co.	2,319,900	130,772,763
Capital One Financial Corp.	593,200	49,953,372
MBNA Corp.	2,766,130	77,977,205
		258,703,340
Diversified Financial Services - 0.6%
Citigroup, Inc.	213,210	10,272,458
J.P. Morgan Chase & Co.	1,325,266	51,698,627
		61,971,085
Insurance - 1.9%
AFLAC, Inc.	471,920	18,801,293
American International Group, Inc.	2,575,166	169,111,151
XL Capital Ltd. Class A	53,100	4,123,215
		192,035,659
Thrifts & Mortgage Finance - 0.7%
Fannie Mae	863,600	61,496,956
New York Community Bancorp, Inc.	447,500	9,205,075
		70,702,031
TOTAL FINANCIALS		898,754,746
HEALTH CARE - 19.4%
Biotechnology - 3.9%
Biogen Idec, Inc. (a)	886,600	59,056,426
Cephalon, Inc. (a)	905,000	46,046,400
CSL Ltd.	873,467	19,989,467
Eyetech Pharmaceuticals, Inc.	366,200	16,662,100
Genentech, Inc. (a)	1,863,700	101,459,828
Genzyme Corp. - General Division (a)	550,900	31,990,763
ImClone Systems, Inc. (a)	697,300	32,131,584
Millennium Pharmaceuticals, Inc. (a)	2,608,956	31,620,547
ONYX Pharmaceuticals, Inc. (a)	485,100	15,712,389
QLT, Inc. (a)	393,000	6,297,825
Tanox, Inc. (a)	1,042,600	15,847,520
Telik, Inc. (a)	459,400	8,792,916
		385,607,765
Health Care Equipment & Supplies - 4.6%
Alcon, Inc.	676,700	54,542,020
Baxter International, Inc.	2,321,100	80,170,794
Beckman Coulter, Inc.	311,400	20,860,686
Becton, Dickinson & Co.	1,006,000	57,140,800
C.R. Bard, Inc.	366,400	23,442,272

	Shares	Value (Note 1)
Dade Behring Holdings, Inc. (a)	477,400	$ 26,734,400
Medtronic, Inc.	1,810,300	89,917,601
Ocular Sciences, Inc. (a)	304,900	14,943,149
St. Jude Medical, Inc. (a)	743,000	31,153,990
Thermo Electron Corp. (a)	242,400	7,318,056
Waters Corp. (a)	1,076,200	50,355,398
		456,579,166
Health Care Providers & Services - 0.9%
McKesson Corp.	533,400	16,780,764
UnitedHealth Group, Inc.	883,900	77,809,717
		94,590,481
Pharmaceuticals - 10.0%
Abbott Laboratories	1,880,200	87,711,330
Allergan, Inc.	655,950	53,177,867
Barr Pharmaceuticals, Inc. (a)	840,472	38,275,095
Elan Corp. PLC sponsored ADR (a)	950,500	25,901,125
Eli Lilly & Co.	358,470	20,343,173
Johnson & Johnson	4,464,720	283,152,537
Pfizer, Inc.	7,691,995	206,837,746
Roche Holding AG (participation certificate)	307,139	35,095,439
Schering-Plough Corp.	6,086,200	127,079,856
Wyeth	2,628,100	111,930,779
		989,504,947
TOTAL HEALTH CARE		1,926,282,359
INDUSTRIALS - 11.3%
Aerospace & Defense - 3.7%
Bombardier, Inc. Class B (sub. vtg.)	14,014,600	27,795,623
EADS NV	1,697,000	49,241,178
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	1,492,210	49,899,502
General Dynamics Corp.	353,400	36,965,640
Goodrich Corp.	1,112,680	36,317,875
Honeywell International, Inc.	310,300	10,987,723
Lockheed Martin Corp.	969,520	53,856,836
Precision Castparts Corp.	529,674	34,788,988
The Boeing Co.	1,231,100	63,734,047
		363,587,412
Air Freight & Logistics - 1.9%
EGL, Inc. (a)	150,900	4,510,401
FedEx Corp.	648,400	63,860,916
Forward Air Corp. (a)	107,700	4,814,190
United Parcel Service, Inc. Class B	1,263,100	107,944,526
UTI Worldwide, Inc.	143,400	9,754,068
		190,884,101
Commercial Services & Supplies - 0.7%
Apollo Group, Inc. Class A (a)	157,400	12,703,754
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Herman Miller, Inc.	429,700	$ 11,872,611
Robert Half International, Inc.	1,470,300	43,270,929
		67,847,294
Industrial Conglomerates - 3.6%
3M Co.	1,187,100	97,425,297
General Electric Co.	5,144,640	187,779,360
Siemens AG sponsored ADR	428,300	36,264,161
Tyco International Ltd.	908,000	32,451,920
		353,920,738
Machinery - 0.3%
Joy Global, Inc.	625,351	27,158,994
Marine - 0.0%
Alexander & Baldwin, Inc.	11,700	496,314
Road & Rail - 1.0%
Burlington Northern Santa Fe Corp.	707,700	33,481,287
Norfolk Southern Corp.	914,700	33,102,993
Union Pacific Corp.	533,700	35,891,325
		102,475,605
Trading Companies & Distributors - 0.1%
UAP Holding Corp.	902,881	15,592,755
TOTAL INDUSTRIALS		1,121,963,213
INFORMATION TECHNOLOGY - 34.5%
Communications Equipment - 7.8%
Alvarion Ltd. (a)	863,500	11,467,280
Andrew Corp. (a)	1,803,300	24,578,979
Avaya, Inc. (a)	3,175,098	54,611,686
Cisco Systems, Inc. (a)	10,930,820	210,964,826
Extreme Networks, Inc. (a)	81,436	533,406
F5 Networks, Inc. (a)	368,600	17,958,192
Foundry Networks, Inc. (a)	1,743,200	22,940,512
Harris Corp.	872,000	53,880,880
Juniper Networks, Inc. (a)	2,616,000	71,129,040
Motorola, Inc.	5,886,150	101,241,780
QUALCOMM, Inc.	3,971,900	168,408,560
Research In Motion Ltd. (a)	408,390	33,617,303
		771,332,444
Computers & Peripherals - 5.9%
Apple Computer, Inc. (a)	179,200	11,540,480
Brocade Communications Systems, Inc. (a)	2,962,000	22,629,680
Dell, Inc. (a)	5,261,460	221,717,924
EMC Corp. (a)	5,566,000	82,766,420
International Business Machines Corp.	821,370	80,970,655
Lexmark International, Inc. Class A (a)	707,200	60,112,000
Network Appliance, Inc. (a)	1,311,292	43,561,120
QLogic Corp. (a)	396,500	14,563,445

	Shares	Value (Note 1)
Sun Microsystems, Inc. (a)	6,336,150	$ 34,088,487
UNOVA, Inc. (a)	680,300	17,204,787
		589,154,998
Electronic Equipment & Instruments - 1.7%
Amphenol Corp. Class A (a)	506,582	18,611,823
Arrow Electronics, Inc. (a)	846,300	20,565,090
Hon Hai Precision Industries Co. Ltd.	6,438,842	29,773,821
Mettler-Toledo International, Inc. (a)	437,600	22,453,256
Molex, Inc.	703,200	21,096,000
National Instruments Corp.	1,210,629	32,989,640
Solectron Corp. (a)	4,272,300	22,771,359
		168,260,989
Internet Software & Services - 1.3%
Google, Inc. Class A	299,700	57,872,070
Yahoo!, Inc. (a)	1,918,232	72,278,982
		130,151,052
IT Services - 1.1%
BearingPoint, Inc. (a)	3,072,021	24,668,329
First Data Corp.	2,095,000	89,121,300
		113,789,629
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	116,850	6,576,318
Semiconductors & Semiconductor Equipment - 9.8%
Agere Systems, Inc.:
Class A (a)	8,448,145	11,573,959
Class B (a)	6,893,509	9,306,237
Altera Corp. (a)	2,183,000	45,188,100
Analog Devices, Inc.	1,408,900	52,016,588
Applied Materials, Inc. (a)	1,477,800	25,270,380
ASML Holding NV (NY Shares) (a)	2,542,776	40,455,566
Fairchild Semiconductor International, Inc. (a)	1,525,200	24,799,752
Freescale Semiconductor, Inc.:
Class A	3,041,300	54,195,966
Class B	649,919	11,932,513
Integrated Circuit Systems, Inc. (a)	1,552,759	32,483,718
Intel Corp.	11,075,800	259,062,962
International Rectifier Corp. (a)	486,400	21,678,848
Intersil Corp. Class A	2,966,736	49,663,161
KLA-Tencor Corp. (a)	486,100	22,642,538
Lam Research Corp. (a)	888,800	25,695,208
Marvell Technology Group Ltd. (a)	24,300	861,921
MediaTek, Inc.	2,656,000	18,046,430
Microchip Technology, Inc.	1,150,900	30,682,994
ON Semiconductor Corp. (a)	3,045,700	13,827,478
PMC-Sierra, Inc. (a)	3,316,682	37,312,673
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	5,386,674	45,732,862
Teradyne, Inc. (a)	1,264,000	21,576,480
Texas Instruments, Inc.	1,442,650	35,518,043
Tokyo Electron Ltd.	377,300	23,242,830
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
United Microelectronics Corp. sponsored ADR (d)	6,073,920	$ 21,440,938
Xilinx, Inc.	1,438,000	42,636,700
		976,844,845
Software - 6.8%
Adobe Systems, Inc.	340,874	21,386,435
Cadence Design Systems, Inc. (a)	3,260,000	45,020,600
Cognos, Inc. (a)	232,600	10,238,277
Computer Associates International, Inc.	5,455	169,432
Macrovision Corp. (a)	191,952	4,937,005
McAfee, Inc. (a)	636,700	18,419,731
Microsoft Corp.	9,714,850	259,483,644
NAVTEQ Corp.	90,700	4,204,852
Novell, Inc. (a)	4,444,826	30,002,576
Oracle Corp. (a)	7,579,691	103,993,361
Red Hat, Inc. (a)	719,500	9,605,325
SAP AG sponsored ADR	1,256,600	55,554,286
Symantec Corp. (a)	1,408,306	36,277,963
Take-Two Interactive Software, Inc. (a)	1,109,100	38,585,589
VERITAS Software Corp. (a)	1,227,400	35,042,270
		672,921,346
TOTAL INFORMATION TECHNOLOGY		3,429,031,621
MATERIALS - 1.2%
Chemicals - 0.5%
Monsanto Co.	617,800	34,318,790
Syngenta AG sponsored ADR	709,300	15,143,555
		49,462,345
Containers & Packaging - 0.1%
Smurfit-Stone Container Corp. (a)	812,611	15,179,573
Metals & Mining - 0.6%
Arch Coal, Inc.	374,500	13,309,730
CONSOL Energy, Inc.	465,300	19,100,565
Massey Energy Co.	676,800	23,654,160
		56,064,455
TOTAL MATERIALS		120,706,373
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Nextel Communications, Inc. Class A (a)	824,100	24,723,000
TOTAL COMMON STOCKS (Cost $7,736,201,771)		9,864,538,158
Preferred Stocks - 0.0%
	Shares	Value (Note 1)
Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f)	88,646	$ 0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (f)	826,000	2,891,000
TOTAL PREFERRED STOCKS (Cost $5,872,855)		2,891,000
Convertible Bonds - 0.0%
	Principal Amount
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Micron Technology, Inc. 2.5% 2/1/10 (e)	$ 1,523,000	1,806,430
TOTAL CONVERTIBLE BONDS (Cost $1,523,000)		1,806,430
Money Market Funds - 0.7%
	Shares
Fidelity Cash Central Fund, 2.24% (b)	40,371,676	40,371,676
Fidelity Securities Lending Cash Central Fund, 2.23% (b)(c)	25,933,096	25,933,096
TOTAL MONEY MARKET FUNDS (Cost $66,304,772)		66,304,772
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,809,902,398)	9,935,540,360
NET OTHER ASSETS - 0.0%	1,402,138
NET ASSETS - 100%	$ 9,936,942,498
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to 1,806,430 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,891,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 1,528,257
Geneprot, Inc. Series A	7/7/00	$ 4,543,000
Income Tax Information

At December 31, 2004, the fund had a capital loss carryforward of approximately $3,653,617,000 of which $1,411,197,000, $2,197,712,000 and $44,708,000 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

December 31, 2004
Assets
Investment in securities, at value (including securities loaned of $24,929,493) (cost $7,809,902,398) - See accompanying schedule		$ 9,935,540,360
Cash		54,548
Foreign currency held at value (cost $29,573,196)		30,067,997
Receivable for investments sold		14,033,133
Receivable for fund shares sold		4,485,109
Dividends receivable		7,487,115
Interest receivable		113,675
Prepaid expenses		38,895
Other affiliated receivables		49,263
Other receivables		1,519,976
Total assets		9,993,390,071
Liabilities
Payable for investments purchased	$ 3,936,983
Payable for fund shares redeemed	19,018,541
Accrued management fee	4,740,859
Distribution fees payable	276,915
Other affiliated payables	865,803
Other payables and accrued expenses	1,675,376
Collateral on securities loaned, at value	25,933,096
Total liabilities		56,447,573
Net Assets		$ 9,936,942,498
Net Assets consist of:
Paid in capital		$ 11,449,421,694
Undistributed net investment income		42,500,013
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,681,114,074)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,126,134,865
Net Assets		$ 9,936,942,498

Initial Class: Net Asset Value, offering price and redemption price per share ($7,796,887,587 ÷ 243,554,460 shares)		$ 32.01

Service Class: Net Asset Value, offering price and redemption price per share ($1,326,262,008 ÷ 41,602,270 shares)		$ 31.88

Service Class 2: Net Asset Value, offering price and redemption price per share ($811,126,385 ÷ 25,638,241 shares)		$ 31.64

Service Class 2R: Net Asset Value, offering price and redemption price per share ($2,666,518 ÷ 84,539 shares)		$ 31.54

Statement of Operations

Year ended December 31, 2004

Investment Income
Dividends A		$ 86,850,641
Special Dividends		26,028,750
Interest		880,245
Security lending		520,076
Total income		114,279,712

Expenses
Management fee	$ 58,590,211
Transfer agent fees	6,723,531
Distribution fees	3,143,384
Accounting and security lending fees	1,387,678
Non-interested trustees' compensation	56,073
Appreciation in deferred trustee compensation account	14,142
Custodian fees and expenses	300,615
Audit	96,165
Legal	32,336
Interest	39,066
Miscellaneous	2,052,657
Total expenses before reductions	72,435,858
Expense reductions	(3,293,886)	69,141,972
Net investment income (loss)		45,137,740
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	704,506,123
Foreign currency transactions	(113,869)
Total net realized gain (loss)		704,392,254
Change in net unrealized appreciation (depreciation) on: Investment securities	(449,154,576)
Assets and liabilities in foreign currencies	499,190
Total change in net unrealized appreciation (depreciation)		(448,655,386)
Net gain (loss)		255,736,868
Net increase (decrease) in net assets resulting from operations		$ 300,874,608

A As a result of the change in the estimate of the return of capital component of dividend income realized in the year ended December 31, 2003, dividend income has been reduced by $2,260,756, with a corresponding increase to net realized gain (loss) and net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Growth Portfolio

Fidelity Variable Insurance Products: Growth Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2004	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 45,137,740	$ 23,031,175
Net realized gain (loss)	704,392,254	49,130,228
Change in net unrealized appreciation (depreciation)	(448,655,386)	2,530,101,870
Net increase (decrease) in net assets resulting from operations	300,874,608	2,602,263,273
Distributions to shareholders from net investment income	(25,185,765)	(23,104,405)
Share transactions - net increase (decrease)	(945,720,754)	(285,825,613)
Redemption fees	13	2,361
Total increase (decrease) in net assets	(670,031,898)	2,293,335,616

Net Assets
Beginning of period	10,606,974,396	8,313,638,780
End of period (including undistributed net investment income of $42,500,013 and undistributed net investment income of $22,711,797, respectively)	$ 9,936,942,498	$ 10,606,974,396
Other Information:
Share Transactions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2	Service Class 2R
Shares Sold	10,173,829	3,809,653	9,957,726	63,032
Reinvested	677,303	70,256	26,349	100
Redeemed	(44,148,491)	(7,601,708)	(4,196,333)	(23,264)
Net increase (decrease)	(33,297,359)	(3,721,799)	5,787,742	39,868

Dollars Sold	$ 317,143,990	$ 118,147,419	$ 305,162,849	$ 1,941,136
Reinvested	22,052,984	2,279,802	849,771	3,208
Redeemed	(1,353,451,648)	(232,412,004)	(126,744,925)	(693,336)
Net increase (decrease)	$ (1,014,254,674)	$ (111,984,783)	$ 179,267,695	$ 1,251,008

Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2	Service Class 2R
Shares Sold	23,586,131	8,385,408	13,542,393	50,235
Reinvested	941,499	102,591	14,708	31
Redeemed	(47,048,733)	(8,519,590)	(3,984,642)	(14,664)
Net increase (decrease)	(22,521,103)	(31,591)	9,572,459	35,602

Dollars Sold	$ 625,883,728	$ 221,233,256	$ 361,842,888	$ 1,388,031
Reinvested	20,552,932	2,232,378	318,424	671
Redeemed	(1,198,774,049)	(217,996,235)	(102,097,753)	(409,884)
Net increase (decrease)	$ (552,337,389)	$ 5,469,399	$ 260,063,559	$ 978,818

Distributions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2	Service Class 2R
From net investment income	$ 22,052,984	$ 2,279,802	$ 849,771	$ 3,208
	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2	Service Class 2R
From net investment income	$ 20,552,932	$ 2,232,378	$ 318,424	$ 671

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 31.04	$ 23.44	$ 33.61	$ 43.66	$ 54.93
Income from Investment Operations
Net investment income (loss) C	.15 D, G	.07	.07	.07	.03
Net realized and unrealized gain (loss)	.90	7.60	(10.17)	(7.27)	(5.27)
Total from investment operations	1.05	7.67	(10.10)	(7.20)	(5.24)
Distributions from net investment income	(.08)	(.07)	(.07)	(.03)	(.06)
Distributions from net realized gain	-	-	-	(2.82)	(5.97)
Total distributions	(.08)	(.07)	(.07)	(2.85)	(6.03)
Redemption fees added to paid in capital	- C, F	- C, F	- C, F	-	-
Net asset value, end of period	$ 32.01	$ 31.04	$ 23.44	$ 33.61	$ 43.66
Total Return A, B	3.38%	32.85%	(30.10)%	(17.67)%	(10.96)%
Ratios to Average Net Assets E
Expenses before expense reductions	.68%	.67%	.67%	.68%	.65%
Expenses net of voluntary waivers, if any	.68%	.67%	.67%	.68%	.65%
Expenses net of all reductions	.65%	.64%	.61%	.65%	.64%
Net investment income (loss)	.47% G	.28%	.25%	.19%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,796,888	$ 8,594,509	$ 7,016,147	$ 11,458,659	$ 15,517,271
Portfolio turnover rate	72%	61%	90%	105%	103%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.08 per share.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G As a result in the change in the estimate of the return of capital component of divided income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the fund.

Financial Highlights - Service Class

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 30.92	$ 23.34	$ 33.48	$ 43.51	$ 54.80
Income from Investment Operations
Net investment income (loss) C	.11 D, G	.05	.04	.03	(.02)
Net realized and unrealized gain (loss)	.90	7.58	(10.14)	(7.24)	(5.25)
Total from investment operations	1.01	7.63	(10.10)	(7.21)	(5.27)
Distributions from net investment income	(.05)	(.05)	(.04)	-	(.05)
Distributions from net realized gain	-	-	-	(2.82)	(5.97)
Total distributions	(.05)	(.05)	(.04)	(2.82)	(6.02)
Redemption fees added to paid in capital	- C, F	- C, F	- C, F	-	-
Net asset value, end of period	$ 31.88	$ 30.92	$ 23.34	$ 33.48	$ 43.51
Total Return A, B	3.26%	32.78%	(30.20)%	(17.74)%	(11.05)%
Ratios to Average Net Assets E
Expenses before expense reductions	.78%	.77%	.77%	.78%	.76%
Expenses net of voluntary waivers, if any	.78%	.77%	.77%	.78%	.76%
Expenses net of all reductions	.75%	.74%	.71%	.75%	.74%
Net investment income (loss)	.37% G	.18%	.15%	.09%	(.04)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,326,262	$ 1,401,298	$ 1,058,738	$ 1,655,758	$ 1,847,051
Portfolio turnover rate	72%	61%	90%	105%	103%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.08 per share.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G As a result in the change in the estimate of the return of capital component of divided income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the fund.

See accompanying notes which are an integral part of the financial statements.

Growth Portfolio

Financial Highlights - Service Class 2

Years ended December 31,	2004	2003	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 30.72	$ 23.21	$ 33.34	$ 43.43	$ 53.40
Income from Investment Operations
Net investment income (loss) E	.07 F, J	.01	- I	(.02)	(.09)
Net realized and unrealized gain (loss)	.89	7.53	(10.09)	(7.22)	(3.86)
Total from investment operations	.96	7.54	(10.09)	(7.24)	(3.95)
Distributions from net investment income	(.04)	(.03)	(.04)	(.03)	(.05)
Distributions from net realized gain	-	-	-	(2.82)	(5.97)
Total distributions	(.04)	(.03)	(.04)	(2.85)	(6.02)
Redemption fees added to paid in capital	- E, I	- E, I	- E, I	-	-
Net asset value, end of period	$ 31.64	$ 30.72	$ 23.21	$ 33.34	$ 43.43
Total Return B, C, D	3.12%	32.54%	(30.30)%	(17.87)%	(8.88)%
Ratios to Average Net Assets H
Expenses before expense reductions	.93%	.92%	.93%	.93%	.91% A
Expenses net of voluntary waivers, if any	.93%	.92%	.93%	.93%	.91% A
Expenses net of all reductions	.90%	.89%	.87%	.90%	.90% A
Net investment income (loss)	.22% J	.02%	(.01)%	(.06)%	(.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 811,126	$ 609,798	$ 238,543	$ 191,475	$ 57,095
Portfolio turnover rate	72%	61%	90%	105%	103%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.08 per share.

G For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J As a result in the change in the estimate of the return of capital component of divided income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the fund.

Financial Highlights - Service Class 2R

Years ended December 31,	2004	2003	2002 G
Selected Per-Share Data
Net asset value, beginning of period	$ 30.65	$ 23.20	$ 31.05
Income from Investment Operations
Net investment income (loss) E	.07 F, J	.01	(.01)
Net realized and unrealized gain (loss)	.88	7.51	(7.84)
Total from investment operations	.95	7.52	(7.85)
Distributions from net investment income	(.06)	(.07)	-
Redemption fees added to paid in capital E, I	-	-	-
Net asset value, end of period	$ 31.54	$ 30.65	$ 23.20
Total Return B, C, D	3.10%	32.54%	(25.28)%
Ratios to Average Net Assets H
Expenses before expense reductions	.93%	.92%	.96% A
Expenses net of voluntary waivers, if any	.93%	.92%	.96% A
Expenses net of all reductions	.90%	.90%	.90% A
Net investment income (loss)	.22% J	.02%	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,667	$ 1,369	$ 210
Portfolio turnover rate	72%	61%	90%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.08 per share.

G For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J As a result in the change in the estimate of the return of capital component of divided income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2004

1. Significant Accounting Policies.

Growth Portfolio (the fund) is a fund of Variable Insurance Products Fund (the trust) (referred to in this report as Fidelity Variable Insurance Products: Growth Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Service Class 2R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends to net investment income per share is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Growth Portfolio

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 2,326,119,909
Unrealized depreciation	(227,367,706)
Net unrealized appreciation (depreciation)	2,098,752,203
Undistributed ordinary income	42,590,026
Capital loss carryforward	(3,653,617,452)

Cost for federal income tax purposes	$ 7,836,788,157

The tax character of distributions paid was as follows:

	December 31, 2004	December 31, 2003
Ordinary Income	$ 25,185,765	$ 23,104,405

Trading (Redemption) Fees. Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $7,269,389,954 and $8,239,247,322, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Growth Portfolio

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 1,356,900
Service Class 2	1,781,135
Service Class 2R	5,349
$ 3,143,384

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 5,336,742
Service Class	899,118
Service Class 2	486,224
Service Class 2R	1,447
$ 6,723,531

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $825,101 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $609,973 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Borrower	$ 21,552,298	1.39%	-	$ 39,066

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any

Growth Portfolio

Notes to Financial Statements - continued

6. Security Lending - continued

additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $3,292,493 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,393.

8. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 11% of the total outstanding shares of the fund and two otherwise unaffiliated shareholders were the owners of record of 35% of the total outstanding shares of the fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund and the Shareholders of Growth Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Growth Portfolio (a fund of Variable Insurance Products Fund) at December 31, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Growth Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 10, 2005

Growth Portfolio

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe, each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 233 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-5429.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1981

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of VIP Growth (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Trustees and Officers - continued

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

John B. McDowell (46)

Year of Election or Appointment: 2002

Vice President of VIP Growth. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Jennifer Uhrig (43)

Year of Election or Appointment: 1997

Vice President of VIP Growth. Ms. Uhrig also serves as Vice President of another fund advised by FMR. Prior to assuming her current responsibilities, Ms. Uhrig managed a variety of Fidelity funds.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of VIP Growth. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Vice President and Secretary of FDC; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and of Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present).

Stuart Fross (45)
Year of Election or Appointment: 2003 Assistant Secretary of VIP Growth. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of VIP Growth. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of VIP Growth. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of VIP Growth. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of VIP Growth. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of VIP Growth. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)
Year of Election or Appointment: 1986 Assistant Treasurer of VIP Growth. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of VIP Growth. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of VIP Growth. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP Growth. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Annual Report

Distributions

A percentage of the dividends distributed during the fiscal year for the following classes qualifies for the dividends-received deduction for corporate shareholders:

Initial Class	100%
Service Class	100%
Service Class 2	100%
Service Class 2R	100%

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Growth Portfolio

Proxy Voting Results

A special meeting of the fund's shareholders was held on December 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	15,331,508,529.96	81.853
Against	2,429,553,894.02	12.972
Abstain	969,378,618.94	5.175
TOTAL	18,730,441,042.92	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
J. Michael Cook
Affirmative	17,770,642,454.98	94.876
Withheld	959,798,587.94	5.124
TOTAL	18,730,441,042.92	100.000
Ralph F. Cox
Affirmative	17,759,356,374.26	94.815
Withheld	971,084,668.66	5.185
TOTAL	18,730,441,042.92	100.000
Laura B. Cronin
Affirmative	17,797,888,742.24	95.021
Withheld	932,552,300.68	4.979
TOTAL	18,730,441,042.92	100.000
Dennis J. DirksB
Affirmative	17,802,602,074.45	95.046
Withheld	927,838,968.47	4.954
TOTAL	18,730,441,042.92	100.000
Robert M. Gates
Affirmative	17,784,855,823.58	94.952
Withheld	945,585,219.34	5.048
TOTAL	18,730,441,042.92	100.000
George H. Heilmeier
Affirmative	17,768,875,556.56	94.866
Withheld	961,565,486.36	5.134
TOTAL	18,730,441,042.92	100.000
Abigail P. Johnson
Affirmative	17,781,929,073.06	94.936
Withheld	948,511,969.86	5.064
TOTAL	18,730,441,042.92	100.000
Edward C. Johnson 3d
Affirmative	17,752,140,336.45	94.777
Withheld	978,300,706.47	5.223
TOTAL	18,730,441,042.92	100.000
Donald J. Kirk
Affirmative	17,772,467,361.45	94.885
Withheld	957,973,681.47	5.115
TOTAL	18,730,441,042.92	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	17,776,922,254.30	94.909
Withheld	953,518,788.62	5.091
TOTAL	18,730,441,042.92	100.000
Ned C. Lautenbach
Affirmative	17,804,221,564.95	95.055
Withheld	926,219,477.97	4.945
TOTAL	18,730,441,042.92	100.000
Marvin L. Mann
Affirmative	17,763,277,607.06	94.836
Withheld	967,163,435.86	5.164
TOTAL	18,730,441,042.92	100.000
William O. McCoy
Affirmative	17,758,560,162.11	94.811
Withheld	971,880,880.81	5.189
TOTAL	18,730,441,042.92	100.000
Robert L. Reynolds
Affirmative	17,806,026,904.06	95.065
Withheld	924,414,138.86	4.935
TOTAL	18,730,441,042.92	100.000
Cornelia M. SmallB
Affirmative	17,798,878,892.31	95.026
Withheld	931,562,150.61	4.974
TOTAL	18,730,441,042.92	100.000
William S. Stavropoulos
Affirmative	17,786,496,107.78	94.960
Withheld	943,944,935.14	5.040
TOTAL	18,730,441,042.92	100.000
PROPOSAL 3
To approve a new sub-advisory agreement among FMR, FMR U.K., and Variable Insurance Products Fund on behalf of the fund.
	# of Votes	% of Votes
Affirmative	5,975,028,070.83	88.802
Against	315,998,524.66	4.696
Abstain	437,489,754.25	6.502
TOTAL	6,728,516,349.74	100.000
PROPOSAL 4
To approve a new sub-advisory agreement among FMR, FMR Far East, and Variable Insurance Products Fund on behalf of the fund.
	# of Votes	% of Votes
Affirmative	5,967,060,487.85	88.683
Against	322,604,636.29	4.795
Abstain	438,851,225.60	6.522
TOTAL	6,728,516,349.74	100.000
PROPOSAL 5
To approve a new amended and restated sub-advisory agreement between FMR Far East and FIJ for the fund.
	# of Votes	% of Votes
Affirmative	5,952,404,198.80	88.465
Against	333,946,456.42	4.963
Abstain	442,165,694.52	6.572
TOTAL	6,728,516,349.74	100.000
PROPOSAL 6
To approve a new master international research agreement between FMR and FIIA on behalf of the fund.
	# of Votes	% of Votes
Affirmative	5,970,554,038.68	88.735
Against	321,092,817.96	4.772
Abstain	436,869,493.10	6.493
TOTAL	6,728,516,349.74	100.000
PROPOSAL 7
To approve a new sub-research agreement between FIIA and FIIA (U.K.)L on behalf of the fund.
	# of Votes	% of Votes
Affirmative	5,968,891,984.81	88.710
Against	319,296,673.74	4.746
Abstain	440,327,691.19	6.544
TOTAL	6,728,516,349.74	100.000
PROPOSAL 8
To approve a new sub-research agreement between FIIA and FIJ on behalf of the fund.
	# of Votes	% of Votes
Affirmative	5,979,761,945.37	88.872
Against	322,291,647.58	4.790
Abstain	426,462,756.79	6.338
TOTAL	6,728,516,349.74	100.000
PROPOSAL 9
To amend the fund's fundamental investment limitation concerning borrowing.
	# of Votes	% of Votes
Affirmative	5,946,204,016.89	88.373
Against	412,358,112.36	6.129
Abstain	369,954,220.49	5.498
TOTAL	6,728,516,349.74	100.000
PROPOSAL 10
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes	% of Votes
Affirmative	5,843,159,022.83	86.842
Against	468,598,250.73	6.964
Abstain	416,759,076.18	6.194
TOTAL	6,728,516,349.74	100.000
A Denotes trust-wide proposals and voting results. B Effective January 1, 2005.

Growth Portfolio

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPGRWTR-ANN-0205
1.811845.100

Fidelity® Variable Insurance Products:

High Income Portfolio - Class R

Annual Report

December 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	3	How the fund has done over time.
Management's Discussion	4	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	5	An example of shareholder expenses.
Investment Summary	6	A summary of the fund's investments at period end.
Investments	7	A complete list of the fund's investments with their market values.
Financial Statements	15	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	20	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	24
Trustees and Officers	25
Proxy Voting Results	30

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-5429 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

High Income Portfolio

Fidelity Variable Insurance Products: High Income Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of a class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2004	Past 1 year	Past 5 years	Past 10 years
Fidelity VIP: High Income - Initial Class R A	9.59%	-0.27%	5.17%
Fidelity VIP: High Income - Service Class R B	9.47%	-0.38%	5.08%
Fidelity VIP: High Income - Service Class 2R C	9.38%	-0.55%	4.99%

A The initial offering of Initial Class R shares took place on April 14, 2004. Returns prior to April 14, 2004 are those of Initial Class.

B The initial offering of Service Class R shares took place on April 14, 2004. Performance for Service Class R shares reflects an asset-based service fee (12b-1 fee). Returns from November 3, 1997 to April 14, 2004 are those of Service Class. Returns prior to November 3, 1997 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class R's 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower.

C The initial offering of Service Class 2R shares took place on April 14, 2004. Performance for Service Class 2R shares reflects an asset-based service fee (12b-1 fee). Returns from January 12, 2000 to April 14, 2004 are those of Service Class 2. Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2R returns prior to November 3, 1997 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class 2R's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity ® Variable Insurance Products: High Income SM  Portfolio - Initial Class on December 31, 1994. The chart shows how the value of your investment would have changed, and also shows how the ML US High Yield Master II Index performed over the same period.

Annual Report

Fidelity Variable Insurance Products: High Income Portfolio

Management's Discussion of Fund Performance

Comments from Matthew Conti, Portfolio Manager of Fidelity® Variable Insurance Products: High Income Portfolio

Investors in high-yield securities generally found positive returns in 2004, as the Merrill Lynch® U.S. High Yield Master II Index advanced 10.87% for the year overall. This performance marks the first time the high-yield bond market has posted two consecutive years of double-digit increases since 1996-1997. The strong demand for the attractive yields of high-income securities, plus ready access to capital and a declining default rate, helped drive returns in this non-investment-grade asset class. As corporate America continued to improve its cash flows and deleverage its balance sheets, the stronger credit profiles for companies borrowing in the high-yield market served to make investors less risk averse, particularly in the more speculative credit tiers such as CCC-rated securities, which returned 15.75% during the past year. In comparison, the BB-rated and B-rated sectors rose 9.33% and 10.44%, respectively. As was the case in the equity markets, energy, metals/mining and other commodity industries were among the leaders in the high-yield universe.

During the 12 months that ended December 31, 2004, High Income Portfolio underperformed its benchmark, the Merrill Lynch U.S. High Yield Master II Index, and performed roughly in line with the LipperSM Variable Annuity High Current Yield Funds Average, which returned 9.84%. The fund underperformed the index because of its avoidance of the lowest-rated bonds and distressed securities, which performed best during the period. An overweighting in the telecommunications industry also held back performance. On the plus side, strong security selection in cable TV, health care, chemicals and utilities helped the fund's relative performance. Top performers included Huntsman Chemicals, electric utilities AES and Cogentrix, and Delta Airlines. Among the investments that detracted from the fund's performance were semiconductor testing and packaging company Amkor Technology, telecom service provider Cincinnati Bell, theme park company Six Flags and television station operator Granite Broadcasting.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

High Income Portfolio

Fidelity Variable Insurance Products: High Income Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period * July 1, 2004 to December 31, 2004
Initial Class
Actual	$ 1,000.00	$ 1,088.60	$ 3.78
Hypothetical A	$ 1,000.00	$ 1,021.52	$ 3.66
Service Class
Actual	$ 1,000.00	$ 1,089.10	$ 4.31
Hypothetical A	$ 1,000.00	$ 1,021.01	$ 4.17
Service Class 2
Actual	$ 1,000.00	$ 1,088.20	$ 5.14
Hypothetical A	$ 1,000.00	$ 1,020.21	$ 4.98
Initial Class R
Actual	$ 1,000.00	$ 1,090.30	$ 3.73
Hypothetical A	$ 1,000.00	$ 1,021.57	$ 3.61
Service Class R
Actual	$ 1,000.00	$ 1,089.10	$ 4.25
Hypothetical A	$ 1,000.00	$ 1,021.06	$ 4.12
Service Class 2R
Actual	$ 1,000.00	$ 1,088.20	$ 5.04
Hypothetical A	$ 1,000.00	$ 1,020.31	$ 4.88

A 5% return per year before expenses

*Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.72%
Service Class	.82%
Service Class 2.98%
Initial Class R	.71%
Service Class R	.81%
Service Class 2R	.96%

Annual Report

Fidelity Variable Insurance Products: High Income Portfolio

Investment Summary

Top Five Holdings as of December 31, 2004
(by issuer, excluding cash equivalents)	% of fund's net assets
AES Corp.	1.9
American Airlines, Inc. pass thru trust certificates	1.6
Xerox Corp.	1.6
Nextel Communications, Inc.	1.5
MGM MIRAGE	1.5
8.1
Top Five Market Sectors as of December 31, 2004
% of fund's net assets
Telecommunications	9.6
Energy	7.5
Chemicals	7.2
Electric Utilities	7.0
Healthcare	6.2
Quality Diversification (% of fund's net assets) as of December 31, 2004
AAA, AA, A	0.0%
BBB	0.3%
BB	36.8%
B	46.6%
CCC, CC, C	10.1%
Not Rated	3.0%
Other Investments	0.3%
Equities	0.3%
Short-Term Investments and Net Other Assets	2.6%
We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.

High Income Portfolio

Fidelity Variable Insurance Products: High Income Portfolio

Investments December 31, 2004

Showing Percentage of Net Assets

Nonconvertible Bonds - 91.1%
	Principal Amount	Value (Note 1)
Aerospace - 1.0%
Bombardier, Inc. 6.3% 5/1/14 (e)	$ 5,565,000	$ 4,827,638
L-3 Communications Corp. 5.875% 1/15/15 (e)	4,910,000	4,897,725
Orbital Sciences Corp. 9% 7/15/11	4,720,000	5,310,000
Primus International, Inc. 10.5% 4/15/09 (e)	3,170,000	3,312,650
		18,348,013
Air Transportation - 3.7%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	11,825,000	11,115,500
6.977% 11/23/22	556,744	520,555
7.324% 4/15/11	1,480,000	1,228,400
7.377% 5/23/19	14,357,509	10,050,256
7.379% 5/23/16	6,249,810	4,374,867
7.8% 4/1/08	2,595,000	2,413,350
10.18% 1/2/13	2,190,000	1,708,200
AMR Corp. 10.2% 3/15/20	165,000	125,400
Delta Air Lines, Inc.:
7.9% 12/15/09	7,330,000	4,617,900
8.3% 12/15/29	13,070,000	6,306,275
9.5% 11/18/08 (e)	4,862,000	4,558,125
10% 8/15/08	3,370,000	2,502,225
Delta Air Lines, Inc. pass thru trust certificates:
7.379% 5/18/10	1,087,647	1,084,928
7.57% 11/18/10	2,950,000	2,909,892
7.711% 9/18/11	865,000	657,400
7.92% 5/18/12	1,565,000	1,205,050
Northwest Airlines Corp. 10% 2/1/09	13,840,000	11,625,600
Northwest Airlines, Inc. pass thru trust certificates:
7.67% 1/2/15	1,360,819	1,187,315
8.07% 1/2/15	1,442,283	1,009,598
		69,200,836
Automotive - 1.1%
Delco Remy International, Inc. 9.375% 4/15/12	5,510,000	5,702,850
Navistar International Corp. 7.5% 6/15/11	5,815,000	6,222,050
Stoneridge, Inc. 11.5% 5/1/12	2,715,000	3,108,675
Tenneco Automotive, Inc.:
8.625% 11/15/14 (e)	3,055,000	3,169,563
10.25% 7/15/13	2,515,000	2,967,700
		21,170,838
Banks and Thrifts - 0.2%
Western Financial Bank 9.625% 5/15/12	2,565,000	2,924,100

	Principal Amount	Value (Note 1)
Broadcasting - 0.3%
Gray Television, Inc. 9.25% 12/15/11	$ 2,235,000	$ 2,503,200
Paxson Communications Corp. 0% 1/15/09 (d)	3,320,000	3,104,200
		5,607,400
Building Materials - 1.3%
Goodman Global Holdings, Inc. 5.76% 6/15/12 (e)(f)	4,905,000	4,990,838
Jacuzzi Brands, Inc. 9.625% 7/1/10	4,070,000	4,517,700
Maax Holdings, Inc. 0% 12/15/12 (d)(e)	5,840,000	3,679,200
Nortek, Inc. 8.5% 9/1/14 (e)	5,350,000	5,590,750
Texas Industries, Inc. 10.25% 6/15/11	4,860,000	5,734,800
		24,513,288
Cable TV - 3.7%
Adelphia Communications Corp.:
7.875% 5/1/09 (c)	2,730,000	2,457,000
9.875% 3/1/07 (c)	3,090,000	3,012,750
10.25% 6/15/11 (c)	1,935,000	1,944,675
Cablevision Systems Corp.:
6.6688% 4/1/09 (e)(f)	8,870,000	9,424,375
8% 4/15/12 (e)	4,120,000	4,382,650
CSC Holdings, Inc. 7.625% 4/1/11	2,950,000	3,186,000
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	5,765,000	6,456,800
EchoStar DBS Corp.:
5.75% 10/1/08	15,085,000	15,311,275
6.625% 10/1/14 (e)	7,590,000	7,703,850
GCI, Inc. 7.25% 2/15/14	3,425,000	3,425,000
NTL Cable PLC:
7.07% 10/15/12 (e)(f)	4,400,000	4,532,000
8.75% 4/15/14 (e)	1,635,000	1,839,375
Telenet Group Holding NV 0% 6/15/14 (d)(e)	5,505,000	4,183,800
		67,859,550
Capital Goods - 2.9%
Amsted Industries, Inc. 10.25% 10/15/11 (e)	2,860,000	3,246,100
Dresser, Inc. 9.375% 4/15/11	7,700,000	8,412,250
Invensys PLC 9.875% 3/15/11 (e)	15,105,000	16,313,400
Leucadia National Corp. 7% 8/15/13	5,775,000	5,948,250
Park-Ohio Industries, Inc. 8.375% 11/15/14 (e)	3,645,000	3,635,888
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,370,000	3,471,100
SPX Corp.:
6.25% 6/15/11	3,100,000	3,270,500
7.5% 1/1/13	7,970,000	8,667,375
		52,964,863
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Chemicals - 7.1%
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (e)	$ 11,360,000	$ 12,723,200
Borden US Finance Corp./Nova Scotia Finance ULC:
6.82% 7/15/10 (e)(f)	3,490,000	3,647,050
9% 7/15/14 (e)	5,655,000	6,220,500
Equistar Chemicals LP 7.55% 2/15/26	8,495,000	8,346,338
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	4,535,000	5,033,850
10.125% 9/1/08	2,905,000	3,340,750
HMP Equity Holdings Corp. 0% 5/15/08	6,545,000	4,286,975
Huntsman ICI Chemicals LLC 10.125% 7/1/09	31,000	32,705
Huntsman ICI Holdings LLC 0% 12/31/09	8,015,000	4,528,475
Huntsman International LLC:
7.375% 1/1/15 (e)	5,010,000	5,047,575
9.875% 3/1/09	4,700,000	5,146,500
Huntsman LLC:
9.32% 7/15/11 (e)(f)	5,700,000	6,355,500
11.5% 7/15/12 (e)	5,555,000	6,527,125
Lubrizol Corp. 4.625% 10/1/09	6,100,000	6,090,588
Lyondell Chemical Co.:
9.5% 12/15/08	12,345,000	13,456,050
9.625% 5/1/07	1,260,000	1,382,850
10.875% 5/1/09	6,965,000	7,382,900
11.125% 7/15/12	4,320,000	5,108,400
Millennium America, Inc. 9.25% 6/15/08	11,420,000	12,904,600
NOVA Chemicals Corp.:
6.5% 1/15/12	6,255,000	6,599,025
7.4% 4/1/09	6,420,000	6,933,600
		131,094,556
Consumer Products - 0.7%
Church & Dwight Co., Inc. 6% 12/15/12 (e)	5,275,000	5,367,313
Jostens Holding Corp. 0% 12/1/13 (d)	3,050,000	2,165,500
Jostens IH Corp. 7.625% 10/1/12 (e)	1,970,000	2,068,500
Samsonite Corp. 8.875% 6/1/11	2,785,000	3,014,763
		12,616,076
Containers - 2.5%
Anchor Glass Container Corp. 11% 2/15/13	4,335,000	4,703,475
Berry Plastics Corp. 10.75% 7/15/12	3,700,000	4,227,250
BWAY Corp. 10% 10/15/10	6,685,000	7,119,525
Crown Cork & Seal, Inc. 8% 4/15/23	230,000	226,550

	Principal Amount	Value (Note 1)
Crown European Holdings SA:
9.5% 3/1/11	$ 1,405,000	$ 1,594,675
10.875% 3/1/13	7,905,000	9,347,663
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13	5,115,000	5,626,500
8.75% 11/15/12	1,750,000	1,964,375
8.875% 2/15/09	655,000	710,675
Owens-Illinois, Inc.:
7.35% 5/15/08	3,505,000	3,697,775
7.5% 5/15/10	6,140,000	6,516,075
		45,734,538
Diversified Media - 0.8%
Corus Entertainment, Inc. 8.75% 3/1/12	6,140,000	6,730,975
LBI Media Holdings, Inc. 0% 10/15/13 (d)	6,440,000	4,733,400
LBI Media, Inc. 10.125% 7/15/12	3,285,000	3,662,775
		15,127,150
Electric Utilities - 6.2%
AES Corp.:
7.75% 3/1/14	5,965,000	6,442,200
8.75% 6/15/08	3,068,000	3,344,120
8.875% 2/15/11	13,481,000	15,402,043
9.375% 9/15/10	6,433,000	7,438,156
9.5% 6/1/09	1,499,000	1,703,239
AES Gener SA 7.5% 3/25/14 (e)	4,200,000	4,420,500
Chivor SA E.S.P. 9.75% 12/30/14 (e)	2,060,000	2,142,400
CMS Energy Corp.:
7.5% 1/15/09	4,150,000	4,419,750
7.75% 8/1/10	1,970,000	2,154,688
8.5% 4/15/11	945,000	1,073,756
8.9% 7/15/08	2,180,000	2,406,175
9.875% 10/15/07	5,470,000	6,099,050
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	2,950,000	3,097,500
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	2,505,000	2,730,450
Nevada Power Co. 6.5% 4/15/12	4,225,000	4,467,938
NRG Energy, Inc. 8% 12/15/13 (e)	16,260,000	17,743,725
Sierra Pacific Power Co. 6.25% 4/15/12	4,100,000	4,274,250
Sierra Pacific Resources 8.625% 3/15/14	2,315,000	2,615,950
TECO Energy, Inc.:
7% 5/1/12	5,880,000	6,453,300
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Electric Utilities - continued
TECO Energy, Inc.: - continued
7.2% 5/1/11	$ 11,040,000	$ 12,199,200
Texas Genco LLC/Texas Genco Financing Corp. 6.875% 12/15/14 (e)	4,260,000	4,430,400
		115,058,790
Energy - 6.2%
Belden & Blake Corp. 8.75% 7/15/12 (e)	3,350,000	3,425,375
Chesapeake Energy Corp.:
7.75% 1/15/15	6,100,000	6,649,000
8.125% 4/1/11	2,875,000	3,097,813
9% 8/15/12	1,920,000	2,181,600
El Paso Energy Corp. 6.95% 12/15/07	3,350,000	3,492,375
El Paso Production Holding Co. 7.75% 6/1/13	905,000	943,463
Hanover Compressor Co.:
0% 3/31/07	5,595,000	4,867,650
8.625% 12/15/10	1,450,000	1,580,500
9% 6/1/14	1,540,000	1,709,400
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10 (e)	5,810,000	6,565,300
Newfield Exploration Co. 6.625% 9/1/14 (e)	4,720,000	4,991,400
Parker Drilling Co.:
7.15% 9/1/10 (e)(f)	9,030,000	9,458,925
9.625% 10/1/13	1,505,000	1,691,244
Plains Exploration & Production Co.:
7.125% 6/15/14	295,000	323,025
8.75% 7/1/12	2,540,000	2,841,625
Pride International, Inc. 7.375% 7/15/14	7,845,000	8,551,050
Range Resources Corp. 7.375% 7/15/13	9,635,000	10,309,450
SESI LLC 8.875% 5/15/11	1,740,000	1,905,300
Sonat, Inc.:
6.625% 2/1/08	2,070,000	2,095,875
6.75% 10/1/07	800,000	840,000
7.625% 7/15/11	6,665,000	6,873,281
Stone Energy Corp. 6.75% 12/15/14 (e)	3,990,000	3,950,100
The Coastal Corp.:
6.375% 2/1/09	6,395,000	6,339,044
6.5% 6/1/08	4,840,000	4,864,200
7.75% 6/15/10	11,464,000	11,979,880
Venoco, Inc. 8.75% 12/15/11 (e)	3,230,000	3,326,900
		114,853,775

	Principal Amount	Value (Note 1)
Entertainment/Film - 0.3%
Cinemark, Inc. 0% 3/15/14 (d)	$ 7,415,000	$ 5,616,863
Environmental - 0.9%
Allied Waste North America, Inc.:
5.75% 2/15/11	5,175,000	4,864,500
6.375% 4/15/11	3,890,000	3,695,500
8.5% 12/1/08	3,690,000	3,929,850
8.875% 4/1/08	3,725,000	3,985,750
		16,475,600
Food and Drug Retail - 2.0%
Jean Coutu Group, Inc.:
7.625% 8/1/12 (e)	1,440,000	1,522,800
8.5% 8/1/14 (e)	4,195,000	4,299,875
Rite Aid Corp.:
6.875% 8/15/13	5,655,000	5,103,638
8.125% 5/1/10	1,120,000	1,181,600
9.25% 6/1/13	7,255,000	7,363,825
9.5% 2/15/11	4,655,000	5,120,500
Stater Brothers Holdings, Inc.:
5.99% 6/15/10 (f)	7,155,000	7,351,763
8.125% 6/15/12	4,185,000	4,436,100
		36,380,101
Food/Beverage/Tobacco - 2.9%
B&G Foods, Inc. 8% 10/1/11	3,310,000	3,525,150
Del Monte Corp.:
8.625% 12/15/12	3,375,000	3,763,125
9.25% 5/15/11	4,215,000	4,636,500
Dole Food Co., Inc. 7.25% 6/15/10	8,125,000	8,531,250
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	3,830,000	3,964,050
Smithfield Foods, Inc.:
7% 8/1/11 (e)	4,050,000	4,323,375
7% 8/1/11	1,315,000	1,400,475
7.625% 2/15/08	1,800,000	1,926,000
7.75% 5/15/13	3,935,000	4,348,175
8% 10/15/09	1,510,000	1,668,550
Swift & Co. 10.125% 10/1/09	4,345,000	4,888,125
UAP Holding Corp. 0% 7/15/12 (d)(e)	6,050,000	4,749,250
United Agriculture Products, Inc. 8.25% 12/15/11 (e)	4,949,000	5,307,803
		53,031,828
Gaming - 4.4%
Chumash Casino & Resort Enterprise 9% 7/15/10 (e)	2,760,000	3,049,800
Mandalay Resort Group:
9.375% 2/15/10	4,655,000	5,399,800
10.25% 8/1/07	3,125,000	3,546,875
MGM MIRAGE:
6% 10/1/09	13,125,000	13,453,125
6.75% 9/1/12	6,750,000	7,121,250
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Gaming - continued
MGM MIRAGE: - continued
6.875% 2/6/08	$ 2,140,000	$ 2,300,500
8.5% 9/15/10	4,125,000	4,723,125
Mohegan Tribal Gaming Authority:
6.375% 7/15/09	7,065,000	7,303,444
8% 4/1/12	2,220,000	2,422,575
MTR Gaming Group, Inc. 9.75% 4/1/10	3,605,000	3,965,500
Park Place Entertainment Corp. 7.875% 3/15/10	4,825,000	5,428,125
Scientific Games Corp. 6.25% 12/15/12 (e)	3,290,000	3,331,125
Seneca Gaming Corp. 7.25% 5/1/12	4,360,000	4,545,300
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	3,815,000	4,358,638
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (d)(e)	2,100,000	1,312,500
9% 1/15/12 (e)	1,555,000	1,617,200
Wheeling Island Gaming, Inc. 10.125% 12/15/09	6,730,000	7,167,450
		81,046,332
Healthcare - 6.2%
AmerisourceBergen Corp.:
7.25% 11/15/12	6,070,000	6,752,875
8.125% 9/1/08	1,735,000	1,930,188
CDRV Investors, Inc. 0% 1/1/15 (d)(e)	16,110,000	9,947,925
Concentra Operating Corp.:
9.125% 6/1/12 (e)	2,095,000	2,367,350
9.5% 8/15/10	2,145,000	2,423,850
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11 (e)	6,320,000	6,762,400
Fisher Scientific International, Inc.:
6.75% 8/15/14 (e)	2,510,000	2,685,700
8% 9/1/13	2,870,000	3,257,450
8.125% 5/1/12	875,000	975,625
Genesis HealthCare Corp. 8% 10/15/13	8,105,000	8,793,925
HCA, Inc. 5.5% 12/1/09	5,000,000	5,004,700
Mayne Group Ltd. 5.875% 12/1/11 (e)	5,000,000	5,087,500
Omega Healthcare Investors, Inc.:
7% 4/1/14	3,970,000	4,089,100
7% 4/1/14 (e)	3,260,000	3,357,800
PerkinElmer, Inc. 8.875% 1/15/13	7,225,000	8,218,438
Psychiatric Solutions, Inc. 10.625% 6/15/13	6,335,000	7,332,763
Senior Housing Properties Trust 8.625% 1/15/12	9,170,000	10,476,725
Spheris, Inc. 11% 12/15/12 (e)	2,710,000	2,770,975
Tenet Healthcare Corp.:
6.375% 12/1/11	15,925,000	14,651,000

	Principal Amount	Value (Note 1)
6.5% 6/1/12	$ 1,275,000	$ 1,188,938
7.375% 2/1/13	4,305,000	4,197,375
9.875% 7/1/14 (e)	2,040,000	2,218,500
		114,491,102
Homebuilding/Real Estate - 4.1%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12	13,630,000	14,532,988
Beazer Homes USA, Inc.:
6.5% 11/15/13	860,000	868,600
8.375% 4/15/12	5,975,000	6,572,500
D.R. Horton, Inc. 4.875% 1/15/10	1,635,000	1,626,825
K. Hovnanian Enterprises, Inc.:
6% 1/15/10 (e)	1,330,000	1,343,300
8.875% 4/1/12	2,210,000	2,431,000
KB Home 7.75% 2/1/10	9,585,000	10,303,875
Meritage Homes Corp. 7% 5/1/14	3,370,000	3,471,100
Standard Pacific Corp.:
5.125% 4/1/09	5,680,000	5,594,800
6.5% 10/1/08	5,480,000	5,754,000
6.875% 5/15/11	2,080,000	2,184,000
Technical Olympic USA, Inc.:
7.5% 3/15/11	5,110,000	5,110,000
9% 7/1/10	1,110,000	1,187,700
10.375% 7/1/12	4,125,000	4,620,000
WCI Communities, Inc.:
7.875% 10/1/13	2,605,000	2,741,763
10.625% 2/15/11	2,890,000	3,207,900
William Lyon Homes, Inc. 7.5% 2/15/14	4,895,000	4,699,200
		76,249,551
Hotels - 1.1%
Grupo Posadas SA de CV 8.75% 10/4/11 (e)	4,235,000	4,542,038
Host Marriott LP 7.125% 11/1/13	8,555,000	9,111,075
La Quinta Properties, Inc. 7% 8/15/12	5,950,000	6,336,750
		19,989,863
Insurance - 0.2%
Crum & Forster Holdings Corp. 10.375% 6/15/13	3,605,000	4,019,575
Leisure - 1.5%
Equinox Holdings Ltd. 9% 12/15/09	1,940,000	2,056,400
NCL Corp. Ltd. 10.625% 7/15/14 (e)	1,430,000	1,415,700
Town Sports International Holdings, Inc. 0% 2/1/14 (d)	3,870,000	2,051,100
Town Sports International, Inc. 9.625% 4/15/11	6,810,000	7,184,550
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Leisure - continued
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	$ 8,900,000	$ 10,535,375
Universal City Florida Holding Co. I/II 7.2% 5/1/10 (e)(f)	3,675,000	3,812,813
		27,055,938
Metals/Mining - 1.9%
Century Aluminum Co. 7.5% 8/15/14 (e)	4,540,000	4,835,100
Compass Minerals International, Inc.:
0% 12/15/12 (d)	5,940,000	5,078,700
0% 6/1/13 (d)	9,470,000	7,670,700
Peabody Energy Corp. 6.875% 3/15/13	5,340,000	5,780,550
Ryerson Tull, Inc. 8.25% 12/15/11 (e)	3,320,000	3,394,700
Vedanta Resources PLC 6.625% 2/22/10 (e)	3,535,000	3,543,838
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12	4,815,000	4,815,000
		35,118,588
Paper - 1.6%
Cellu Tissue Holdings, Inc. 9.75% 3/15/10	3,435,000	3,572,400
Georgia-Pacific Corp.:
8% 1/15/14	3,675,000	4,180,313
8.125% 5/15/11	2,070,000	2,380,500
8.875% 2/1/10	485,000	564,419
9.375% 2/1/13	2,620,000	3,052,300
Norske Skog Canada Ltd.:
7.375% 3/1/14	4,150,000	4,326,375
8.625% 6/15/11	10,765,000	11,518,550
		29,594,857
Publishing/Printing - 1.2%
Dex Media West LLC/Dex Media West Finance Co. 5.875% 11/15/11 (e)	3,340,000	3,331,650
Houghton Mifflin Co. 9.875% 2/1/13	4,065,000	4,441,013
The Reader's Digest Association, Inc. 6.5% 3/1/11	12,945,000	13,527,525
		21,300,188
Railroad - 1.6%
Kansas City Southern Railway Co.:
7.5% 6/15/09	13,155,000	13,812,750
9.5% 10/1/08	150,000	168,750
TFM SA de CV yankee:
10.25% 6/15/07	505,000	540,350
11.75% 6/15/09	14,915,000	15,138,725
		29,660,575

	Principal Amount	Value (Note 1)
Restaurants - 0.5%
Friendly Ice Cream Corp. 8.375% 6/15/12	$ 4,760,000	$ 4,664,800
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14 (e)	4,850,000	4,831,813
		9,496,613
Services - 0.2%
Iron Mountain, Inc. 8.625% 4/1/13	3,035,000	3,217,100
Shipping - 3.7%
General Maritime Corp. 10% 3/15/13	6,380,000	7,337,000
H-Lines Finance Holding Corp. 0% 4/1/13 (d)(e)	2,295,000	1,669,613
OMI Corp. 7.625% 12/1/13	9,595,000	10,266,650
Overseas Shipholding Group, Inc. 8.25% 3/15/13	1,795,000	1,996,938
Ship Finance International Ltd. 8.5% 12/15/13	25,180,000	25,935,379
Teekay Shipping Corp. 8.875% 7/15/11	17,723,000	20,558,680
		67,764,260
Steels - 2.0%
Allegheny Technologies, Inc. 8.375% 12/15/11	5,820,000	6,460,200
CSN Islands VII Corp. 10.75% 9/12/08 (e)	5,755,000	6,539,119
CSN Islands VIII Corp. 9.75% 12/16/13 (e)	3,100,000	3,317,000
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	10,130,000	11,902,750
Ispat Inland ULC 9.75% 4/1/14	6,622,000	8,178,170
		36,397,239
Super Retail - 1.8%
Asbury Automotive Group, Inc.:
8% 3/15/14	2,910,000	2,880,900
9% 6/15/12	9,895,000	10,414,488
NBC Acquisition Corp. 0% 3/15/13 (d)	1,665,000	1,215,450
Nebraska Book Co., Inc. 8.625% 3/15/12	2,530,000	2,580,600
Saks, Inc.:
8.25% 11/15/08	1,325,000	1,444,250
9.875% 10/1/11	7,130,000	8,413,400
Sonic Automotive, Inc. 8.625% 8/15/13	5,130,000	5,489,100
		32,438,188
Technology - 5.4%
Advanced Micro Devices, Inc. 7.75% 11/1/12 (e)	6,390,000	6,653,588
Celestica, Inc. 7.875% 7/1/11	13,125,000	14,043,750
Flextronics International Ltd.:
6.25% 11/15/14 (e)	11,465,000	11,350,350
6.5% 5/15/13	4,970,000	5,069,400
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Technology - continued
Freescale Semiconductor, Inc.:
4.82% 7/15/09 (f)	$ 4,460,000	$ 4,660,700
6.875% 7/15/11	8,220,000	8,815,950
7.125% 7/15/14	1,585,000	1,719,725
Lucent Technologies, Inc.:
6.45% 3/15/29	5,885,000	5,355,350
6.5% 1/15/28	1,600,000	1,440,000
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
5.78% 12/15/11 (e)(f)	1,170,000	1,200,713
8% 12/15/14 (e)	910,000	948,675
Sanmina-SCI Corp. 10.375% 1/15/10	3,265,000	3,738,425
Xerox Capital Trust I 8% 2/1/27	5,515,000	5,735,600
Xerox Corp.:
6.875% 8/15/11	14,110,000	15,027,150
7.2% 4/1/16	215,000	230,050
7.625% 6/15/13	11,340,000	12,474,000
9.75% 1/15/09	1,210,000	1,421,750
		99,885,176
Telecommunications - 9.3%
Alaska Communications Systems Holdings, Inc. 9.375% 5/15/09	4,935,000	5,083,050
Citizens Communications Co. 6.25% 1/15/13	6,580,000	6,645,800
Empresa Brasileira de Telecomm SA 11% 12/15/08	5,405,000	6,161,700
Intelsat Ltd.:
5.25% 11/1/08	2,035,000	1,986,669
6.5% 11/1/13	2,475,000	2,239,875
7.625% 4/15/12	6,265,000	6,171,025
Millicom International Cellular SA 10% 12/1/13 (e)	16,275,000	17,007,375
New Skies Satellites BV 7.4375% 11/1/11 (e)(f)	3,200,000	3,360,000
Nextel Communications, Inc.:
5.95% 3/15/14	7,470,000	7,806,150
6.875% 10/31/13	18,545,000	20,121,325
PanAmSat Corp. 9% 8/15/14 (e)	12,180,000	13,580,700
Qwest Capital Funding, Inc.:
7% 8/3/09	4,405,000	4,360,950
7.25% 2/15/11	1,685,000	1,617,600
Qwest Corp.:
7.875% 9/1/11 (e)	3,890,000	4,201,200
9.125% 3/15/12 (e)	16,255,000	18,774,525
Qwest Services Corp.:
14% 12/15/10 (e)(f)	4,345,000	5,214,000
14.5% 12/15/14 (e)(f)	4,610,000	5,774,025
Rogers Communications, Inc.:
5.525% 12/15/10 (e)(f)	3,140,000	3,289,150
7.25% 12/15/12 (e)	1,950,000	2,067,000

	Principal Amount	Value (Note 1)
8% 12/15/12 (e)	$ 2,230,000	$ 2,352,650
9.625% 5/1/11	6,340,000	7,386,100
SBA Communications Corp. 8.5% 12/1/12 (e)	6,015,000	6,150,338
Time Warner Telecom LLC/Time Warner Telecom, Inc. 9.75% 7/15/08	1,645,000	1,645,000
Time Warner Telecom, Inc. 10.125% 2/1/11	1,645,000	1,612,100
U.S. West Capital Funding, Inc. 6.375% 7/15/08	3,985,000	3,935,188
U.S. West Communications:
6.875% 9/15/33	3,270,000	3,008,400
7.2% 11/10/26	1,905,000	1,819,275
7.5% 6/15/23	8,635,000	8,483,888
		171,855,058
Textiles & Apparel - 0.6%
Levi Strauss & Co.:
9.75% 1/15/15 (e)	3,340,000	3,298,250
12.25% 12/15/12	7,210,000	8,003,100
		11,301,350
TOTAL NONCONVERTIBLE BONDS (Cost $1,589,202,187)		1,679,459,718
Commercial Mortgage Securities - 0.3%

Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class BWD, 6.947% 10/11/37 (e)	614,920	622,899
Class BWE, 7.226% 10/11/37 (e)	831,540	841,685
Class BWF, 7.55% 10/11/37 (e)	734,087	744,541
Class BWG, 8.155% 10/11/37 (e)	710,012	714,921
Class BWH, 9.073% 10/11/37 (e)	371,348	380,282
Class BWJ, 9.99% 10/11/37 (e)	613,922	626,836
Class BWK, 10.676% 10/11/37 (e)	478,161	491,035
Class BWL, 10.1596% 10/11/37 (e)	797,600	755,788
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 6.9974% 4/25/21 (e)(f)	229,583	204,329
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $5,073,302)		5,382,316
Common Stocks - 0.2%
	Shares
Chemicals - 0.1%
HMP Equity Holdings Corp. warrants 5/15/11 (a)(e)	4,800	2,256,000
Common Stocks - continued
	Shares	Value (Note 1)
Homebuilding/Real Estate - 0.0%
Swerdlow Real Estate Group LLC (a)(g)	159,600	$ 377,326
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Class B (g)	48,889	506,001
TOTAL COMMON STOCKS (Cost $5,194,504)		3,139,327
Nonconvertible Preferred Stocks - 0.1%

Diversified Financial Services - 0.1%
Fannie Mae 7.00% (Cost $1,875,000)	37,500	2,109,375
Floating Rate Loans - 5.7%
	Principal Amount
Air Transportation - 0.2%
American Airlines, Inc. term loan 9.5% 12/17/10 (f)	$ 2,750,000	2,791,250
Cable TV - 0.9%
Hilton Head Communications LP Tranche B, term loan 6.5% 3/31/08 (f)	7,000,000	6,877,500
NTL Investment Holdings Ltd. Tranche B, term loan 5.2038% 6/13/12 (f)	3,850,000	3,888,500
Olympus Cable Holdings LLC Tranche A, term loan 6.5% 6/30/10 (f)	5,500,000	5,458,750
		16,224,750
Electric Utilities - 0.8%
Astoria Energy LLC term loan:
7.1882% 4/15/12 (f)	5,200,000	5,304,000
11.31% 4/15/12 (f)	3,340,000	3,423,500
Riverside Energy Center LLC:
term loan 6.38% 6/24/11 (f)	6,415,389	6,511,620
Credit-Linked Deposit 6.38% 6/24/11 (f)	284,611	288,880
		15,528,000
Energy - 1.3%
El Paso Corp.:
Credit-Linked Deposit 5.15% 11/22/09 (f)	5,839,400	5,883,196
term loan 5.1875% 11/22/09 (f)	6,491,050	6,547,847
Headwaters, Inc.:
Tranche 2, term loan 9.1133% 9/8/12 (f)	3,450,000	3,557,813
Tranche B1, term loan 7.5% 4/30/11 (f)	5,070,313	5,133,691
Magellan Midstream Holdings LP term loan 4.62% 12/10/11 (f)	3,550,000	3,594,375
		24,716,922

	Principal Amount	Value (Note 1)
Homebuilding/Real Estate - 1.4%
General Growth Properties, Inc.:
Tranche A, term loan 4.53% 11/12/07 (f)	$ 5,500,000	$ 5,500,000
Tranche B, term loan 4.53% 11/12/08 (f)	5,500,000	5,513,750
LNR Property Corp.:
Tranche A, term loan 7.09% 1/31/08 (f)	3,650,000	3,650,000
Tranche B, term loan:
5.59% 1/31/08 (f)	7,450,000	7,487,250
7.84% 1/31/08 (f)	3,700,000	3,700,000
		25,851,000
Hotels - 0.4%
Wyndham International, Inc. term loan 7.125% 6/30/06 (f)	7,927,451	7,947,269
Railroad - 0.1%
Kansas City Southern Railway Co. Tranche B1, term loan 4.0939% 3/30/08 (f)	1,150,000	1,167,250
Technology - 0.3%
ON Semiconductor Corp. Tranche G, term loan 5.5625% 12/15/11 (f)	5,550,000	5,563,875
Telecommunications - 0.3%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (f)	4,500,000	4,601,250
TOTAL FLOATING RATE LOANS (Cost $101,652,062)		104,391,566
Money Market Funds - 2.2%
	Shares
Fidelity Cash Central Fund, 2.24% (b) (Cost $41,514,605)	41,514,605	41,514,605
Cash Equivalents - 0.2%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.56%, dated 12/31/04 due 1/3/05) (Cost $3,171,000)	$ 3,171,414	$ 3,171,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $1,747,682,660)		1,839,167,907
NET OTHER ASSETS - 0.2%		4,179,826
NET ASSETS - 100%		$ 1,843,347,733
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $418,849,132 or 22.7% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $883,327 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 1,974,627
Swerdlow Real Estate Group LLC	1/15/99	$ 7,697,348
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	82.5%
Canada	5.2%
Marshall Islands	2.1%
Bermuda	1.9%
United Kingdom	1.7%
Luxembourg	1.6%
Mexico	1.1%
Others (individually less than 1%)	3.9%
100.0%
Income Tax Information

At December 31, 2004, the fund had a capital loss carryforward of approximately $1,144,184,000 of which $283,149,000, $772,554,000 and $88,481,000 will expire on December 31, 2008, 2009 and 2010, respectively.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

See accompanying notes which are an integral part of the financial statements.

High Income Portfolio

Fidelity Variable Insurance Products: High Income Portfolio

Financial Statements

Statement of Assets and Liabilities

December 31, 2004

Assets
Investment in securities, at value (including repurchase agreements of $3,171,000) (cost $1,747,682,660) - See accompanying schedule		$ 1,839,167,907
Cash		100,076
Receivable for investments sold		7,236,480
Receivable for fund shares sold		278,188
Interest receivable		29,056,825
Prepaid expenses		6,674
Total assets		1,875,846,150
Liabilities
Payable for investments purchased	$ 29,800,521
Payable for fund shares redeemed	1,277,993
Accrued management fee	877,227
Distribution fees payable	49,768
Other affiliated payables	162,084
Other payables and accrued expenses	330,824
Total liabilities		32,498,417
Net Assets		$ 1,843,347,733
Net Assets consist of:
Paid in capital		$ 2,757,165,988
Undistributed net investment income		142,574,339
Accumulated undistributed net realized gain (loss) on investments		(1,147,878,584)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		91,485,990
Net Assets		$ 1,843,347,733
Calculation of Maximum Offering Price
Initial Class: Net Asset Value, offering price and redemption price per share ($1,371,736,328 ÷ 195,883,886 shares)		$ 7.00
Service Class: Net Asset Value, offering price and redemption price per share ($377,122,057 ÷ 54,083,772 shares)		$ 6.97
Service Class 2: Net Asset Value, offering price and redemption price per share ($94,246,211 ÷ 13,644,087 shares)		$ 6.91
Initial Class R: Net Asset Value, offering price and redemption price per share ($ 81,111 ÷ 11,592 shares)		$ 7.00
Service Class R: Net Asset Value, offering price and redemption price per share ($81,060 ÷ 11,628 shares)		$ 6.97
Service Class 2R: Net Asset Value, offering price and redemption price per share ($80,966 ÷ 11,719 shares)		$ 6.91

Statement of Operations

Year ended December 31, 2004

Investment Income
Dividends		$ 731,076
Interest		146,478,822
Total income		147,209,898

Expenses
Management fee	$ 10,407,413
Transfer agent fees	1,229,877
Distribution fees	542,218
Accounting fees and expenses	687,297
Non-interested trustees' compensation	10,249
Custodian fees and expenses	61,567
Registration fees	4,070
Audit	63,597
Legal	22,574
Interest	9,548
Miscellaneous	353,587
Total expenses before reductions	13,391,997
Expense reductions	(3,973)	13,388,024
Net investment income		133,821,874
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		76,148,906
Change in net unrealized appreciation (depreciation) on: Investment securities	(47,643,714)
Assets and liabilities in foreign currencies	236
Total change in net unrealized appreciation (depreciation)		(47,643,478)
Net gain (loss)		28,505,428
Net increase (decrease) in net assets resulting from operations		$ 162,327,302

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: High Income Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2004	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 133,821,874	$ 147,560,195
Net realized gain (loss)	76,148,906	93,505,636
Change in net unrealized appreciation (depreciation)	(47,643,478)	182,813,372
Net increase (decrease) in net assets resulting from operations	162,327,302	423,879,203
Distributions to shareholders from net investment income	(155,517,698)	(110,937,981)
Share transactions - net increase (decrease)	(251,486,736)	336,533,161
Total increase (decrease) in net assets	(244,677,132)	649,474,383

Net Assets
Beginning of period	2,088,024,865	1,438,550,482
End of period (including undistributed net investment income of $142,574,339 and undistributed net investment income of $164,989,590, respectively)	$ 1,843,347,733	$ 2,088,024,865
Other Information:
Share Transactions	Year ended December 31, 2004
Shares	Initial Class	Service Class	Service Class 2	Initial Class R A	Service Class R A	Service Class 2R A
Sold	49,439,043	27,666,450	11,342,466	11,592	11,628	11,719
Reinvested	18,412,464	4,720,558	928,353	-	-	-
Redeemed	(101,334,787)	(38,719,734)	(9,747,785)	-	-	-
Net increase (decrease)	(33,483,280)	(6,332,726)	2,523,034	11,592	11,628	11,719

Dollars Sold	$ 326,369,917	$ 182,792,007	$ 74,778,966	$ 75,000	$ 75,000	$ 75,000
Reinvested	119,128,639	30,447,599	5,941,460	-	-	-
Redeemed	(672,513,946)	(255,556,875)	(63,099,503)	-	-	-
Net increase (decrease)	$ (227,015,390)	$ (42,317,269)	$ 17,620,923	$ 75,000	$ 75,000	$ 75,000

Share Transactions	Year ended December 31, 2003
Shares	Initial Class	Service Class	Service Class 2	Initial Class R	Service Class R	Service Class 2R
Sold	187,111,620	59,201,139	17,709,351	$ -	$ -	$ -
Reinvested	15,863,052	3,574,368	424,961	-	-	-
Redeemed	(166,651,099)	(46,461,897)	(12,553,214)	-	-	-
Net increase (decrease)	36,323,573	16,313,610	5,581,098	$ -	$ -	$ -

Dollars Sold	$ 1,162,830,605	$ 370,826,801	$ 111,025,684	$ -	$ -	$ -
Reinvested	88,674,463	19,909,232	2,354,286	-	-	-
Redeemed	(1,045,910,689)	(293,649,573)	(79,527,648)	-	-	-
Net increase (decrease)	$ 205,594,379	$ 97,086,460	$ 33,852,322	$ -	$ -	$ -

Distributions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2	Initial Class R A	Service Class R A	Service Class 2R A
From net investment income	$ 119,128,639	$ 30,447,599	$ 5,941,460	$ -	$ -	$ -

	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2	Initial Class R	Service Class R	Service Class 2R
From net investment income	$ 88,674,463	$ 19,909,232	$ 2,354,286	$ -	$ -	$ -

A For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004.

See accompanying notes which are an integral part of the financial statements.

High Income Portfolio

Financial Highlights - Initial Class

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 6.95	$ 5.93	$ 6.41	$ 8.18	$ 11.32
Income from Investment Operations
Net investment income C	.494	.520	.496 F	.774 E, F	1.123
Net realized and unrealized gain (loss)	.126	.980	(.306) F	(1.544) E, F	(3.513)
Total from investment operations	.620	1.500	.190	(.770)	(2.390)
Distributions from net investment income	(.570)	(.480)	(.670)	(1.000)	(.750)
Net asset value, end of period	$ 7.00	$ 6.95	$ 5.93	$ 6.41	$ 8.18
Total Return A, B	9.59%	27.26%	3.44%	(11.73)%	(22.54)%
Ratios to Average Net Assets D
Expenses before expense reductions	.71%	.69%	.70%	.71%	.68%
Expenses net of voluntary waivers, if any	.71%	.69%	.70%	.71%	.68%
Expenses net of all reductions	.71%	.69%	.70%	.70%	.68%
Net investment income	7.43%	8.25%	8.65% F	11.00% E, F	11.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,371,736	$ 1,593,714	$ 1,145,562	$ 1,201,085	$ 1,467,250
Portfolio turnover rate	128%	130%	96%	138%	68%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

F As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.017 and $.075 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.95% and 12.08% to 8.65% and 11.00%, respectively. The reclassification has no impact on the net assets of the fund.

Financial Highlights - Service Class

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 6.92	$ 5.91	$ 6.38	$ 8.15	$ 11.29
Income from Investment Operations
Net investment income C	.486	.513	.488 F	.758 E, F	1.102
Net realized and unrealized gain (loss)	.124	.967	(.288) F	(1.538) E, F	(3.502)
Total from investment operations	.610	1.480	.200	(.780)	(2.400)
Distributions from net investment income	(.560)	(.470)	(.670)	(.990)	(.740)
Net asset value, end of period	$ 6.97	$ 6.92	$ 5.91	$ 6.38	$ 8.15
Total Return A, B	9.47%	26.97%	3.62%	(11.90)%	(22.68)%
Ratios to Average Net Assets D
Expenses before expense reductions	.81%	.79%	.80%	.81%	.78%
Expenses net of voluntary waivers, if any	.81%	.79%	.80%	.81%	.78%
Expenses net of all reductions	.81%	.79%	.80%	.81%	.78%
Net investment income	7.33%	8.15%	8.55% F	10.90% E, F	11.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 377,122	$ 417,928	$ 260,489	$ 234,204	$ 227,549
Portfolio turnover rate	128%	130%	96%	138%	68%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

F As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.017 and $.075 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.85% and 11.97% to 8.55% and 10.90%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2004	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.87	$ 5.87	$ 6.36	$ 8.13	$ 11.14
Income from Investment Operations
Net investment income E	.470	.501	.472 I	.716 H, I	.936
Net realized and unrealized gain (loss)	.130	.959	(.292) I	(1.496) H, I	(3.206)
Total from investment operations	.600	1.460	.180	(.780)	(2.270)
Distributions from net investment income	(.560)	(.460)	(.670)	(.990)	(.740)
Net asset value, end of period	$ 6.91	$ 6.87	$ 5.87	$ 6.36	$ 8.13
Total Return B, C, D	9.38%	26.75%	3.30%	(11.93)%	(21.83)%
Ratios to Average Net Assets G
Expenses before expense reductions	.97%	.95%	.97%	.98%	1.01% A
Expenses net of voluntary waivers, if any	.97%	.95%	.97%	.98%	1.01% A
Expenses net of all reductions	.97%	.95%	.97%	.98%	1.01% A
Net investment income	7.17%	7.99%	8.38% I	10.73% H, I	11.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 94,246	$ 76,383	$ 32,499	$ 16,508	$ 4,742
Portfolio turnover rate	128%	130%	96%	138%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

I As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.017 and $.072 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.68% and 11.81% to 8.38% and 10.73%, respectively. The reclassification has no impact on the net assets of the fund.

Financial Highlights - Initial Class R

Year ended December 31,	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.47
Income from Investment Operations
Net investment income E	.338
Net realized and unrealized gain (loss)	.192
Total from investment operations	.530
Net asset value, end of period	$ 7.00
Total Return B, C, D	8.19%
Ratios to Average Net Assets G
Expenses before expense reductions	.71% A
Expenses net of voluntary waivers, if any	.71% A
Expenses net of all reductions	.71% A
Net investment income	7.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 81
Portfolio turnover rate	128%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

High Income Portfolio

Financial Highlights - Service Class R

Year ended December 31,	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.45
Income from Investment Operations
Net investment income E	.332
Net realized and unrealized gain (loss)	.188
Total from investment operations	.520
Net asset value, end of period	$ 6.97
Total Return B, C, D	8.06%
Ratios to Average Net Assets G
Expenses before expense reductions	.81% A
Expenses net of voluntary waivers, if any	.81% A
Expenses net of all reductions	.81% A
Net investment income	7.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 81
Portfolio turnover rate	128%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class 2R

Year ended December 31,	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.40
Income from Investment Operations
Net investment income E	.322
Net realized and unrealized gain (loss)	.188
Total from investment operations	.510
Net asset value, end of period	$ 6.91
Total Return B, C, D	7.97%
Ratios to Average Net Assets G
Expenses before expense reductions	.96% A
Expenses net of voluntary waivers, if any	.96% A
Expenses net of all reductions	.96% A
Net investment income	6.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 81
Portfolio turnover rate	128%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2004

1. Significant Accounting Policies.

High Income Portfolio (the fund) is a fund of Variable Insurance Products Fund, (the trust) (referred to in this report as Fidelity Variable Insurance Products: High Income Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares and Service Class 2R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

High Income Portfolio

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 106,238,193
Unrealized depreciation	(8,602,341)
Net unrealized appreciation (depreciation)	97,635,852
Undistributed ordinary income	132,732,705
Capital loss carryforward	(1,144,183,642)

Cost for federal income tax purposes	$ 1,741,532,055

The tax character of distributions paid was as follows:

	December 31, 2004	December 31, 2003
Ordinary Income	$ 155,517,698	$ 110,937,981

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares and Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $2,223,362,294 and $2,482,350,638, respectively.

Annual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 359,321
Service Class 2	182,704
Service Class R	55
Service Class 2R	138
$ 542,218

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 933,207
Service Class	240,550
Service Class 2	56,012
Initial Class R	36
Service Class R	36
Service Class 2R	36
$ 1,229,877

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $678,234 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Borrower	$ 16,577,688	1.18%	-	$ 8,699

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

High Income Portfolio

Notes to Financial Statements - continued

6. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period amounted to $6,280,667. The weighted average interest rate was 1.62%. At period end, there were no bank borrowings outstanding.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $3,244 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $729.

8. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 20% of the total outstanding shares of the fund and two otherwise unaffiliated shareholders were the owners of record of 49% of the total outstanding shares of the fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund and the Shareholders of High Income Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of High Income Portfolio (a fund of Variable Insurance Products Fund) at December 31, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the High Income Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 18, 2005

High Income Portfolio

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe, each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 233 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-5429.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1981

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of VIP High Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Trustee of Variable Insurance Products Fund. Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure Internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)*

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Trustee of Variable Insurance Products Fund. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens, & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2005

Trustee of Variable Insurance Products Fund. Mr. Wolfe also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Bart A. Grenier (45)

Year of Election or Appointment: 2002

Vice President of VIP High Income. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Matthew Conti (38)

Year of Election or Appointment: 2003

Vice President of VIP High Income. Mr. Conti also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Conti worked as an analyst and manager.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of VIP High Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Vice President and Secretary of FDC; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), of and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present).

Stuart Fross (45)
Year of Election or Appointment: 2003 Assistant Secretary of VIP High Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of VIP High Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of VIP High Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of VIP High Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of VIP High Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of VIP High Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)
Year of Election or Appointment: 1986 Assistant Treasurer of VIP High Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of VIP High Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of VIP High Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (35)

Year of Election or Appointment:2004

Assistant Treasurer of VIP High Income. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on December 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	15,331,508,529.96	81.853
Against	2,429,553,894.02	12.972
Abstain	969,378,618.94	5.175
TOTAL	18,730,441,042.92	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
J. Michael Cook
Affirmative	17,770,642,454.98	94.876
Withheld	959,798,587.94	5.124
TOTAL	18,730,441,042.92	100.000
Ralph F. Cox
Affirmative	17,759,356,374.26	94.815
Withheld	971,084,668.66	5.185
TOTAL	18,730,441,042.92	100.000
Laura B. Cronin
Affirmative	17,797,888,742.24	95.021
Withheld	932,552,300.68	4.979
TOTAL	18,730,441,042.92	100.000
Dennis J. DirksB
Affirmative	17,802,602,074.45	95.046
Withheld	927,838,968.47	4.954
TOTAL	18,730,441,042.92	100.000
Robert M. Gates
Affirmative	17,784,855,823.58	94.952
Withheld	945,585,219.34	5.048
TOTAL	18,730,441,042.92	100.000
George H. Heilmeier
Affirmative	17,768,875,556.56	94.866
Withheld	961,565,486.36	5.134
TOTAL	18,730,441,042.92	100.000
Abigail P. Johnson
Affirmative	17,781,929,073.06	94.936
Withheld	948,511,969.86	5.064
TOTAL	18,730,441,042.92	100.000
Edward C. Johnson 3d
Affirmative	17,752,140,336.45	94.777
Withheld	978,300,706.47	5.223
TOTAL	18,730,441,042.92	100.000
Donald J. Kirk
Affirmative	17,772,467,361.45	94.885
Withheld	957,973,681.47	5.115
TOTAL	18,730,441,042.92	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	17,776,922,254.30	94.909
Withheld	953,518,788.62	5.091
TOTAL	18,730,441,042.92	100.000
Ned C. Lautenbach
Affirmative	17,804,221,564.95	95.055
Withheld	926,219,477.97	4.945
TOTAL	18,730,441,042.92	100.000
Marvin L. Mann
Affirmative	17,763,277,607.06	94.836
Withheld	967,163,435.86	5.164
TOTAL	18,730,441,042.92	100.000
William O. McCoy
Affirmative	17,758,560,162.11	94.811
Withheld	971,880,880.81	5.189
TOTAL	18,730,441,042.92	100.000
Robert L. Reynolds
Affirmative	17,806,026,904.06	95.065
Withheld	924,414,138.86	4.935
TOTAL	18,730,441,042.92	100.000
Cornelia M. SmallB
Affirmative	17,798,878,892.31	95.026
Withheld	931,562,150.61	4.974
TOTAL	18,730,441,042.92	100.000
William S. Stavropoulos
Affirmative	17,786,496,107.78	94.960
Withheld	943,944,935.14	5.040
TOTAL	18,730,441,042.92	100.000
PROPOSAL 9
To amend the fund's fundamental investment limitation concerning borrowing.
	# of Votes	% of Votes
Affirmative	1,451,356,817.10	90.478
Against	59,751,642.97	3.725
Abstain	92,989,319.11	5.797
TOTAL	1,604,097,779.18	100.000
PROPOSAL 10
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes	% of Votes
Affirmative	1,453,764,730.70	90.628
Against	57,576,166.97	3.590
Abstain	92,756,881.51	5.782
TOTAL	1,604,097,779.18	100.000
A Denotes trust-wide proposals and voting results. B Effective January 1, 2005.

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

VIPHIR-ANN-0205
1.811842.100

Fidelity® Variable Insurance Products:

High Income Portfolio

Annual Report

December 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	3	How the fund has done over time.
Management's Discussion	4	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	5	An example of shareholder expenses.
Investment Summary	6	A summary of the fund's investments at period end.
Investments	7	A complete list of the fund's investments with their market values.
Financial Statements	15	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	20	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	24
Trustees and Officers	25
Proxy Voting Results	30

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-5429 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

High Income Portfolio

Fidelity Variable Insurance Products: High Income Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of a class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2004	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: High Income - Initial Class	9.59%	-0.27%	5.17%
Fidelity VIP: High Income - Service ClassA	9.47%	-0.38%	5.08%
Fidelity VIP: High Income - Service Class 2B	9.38%	-0.55%	4.99%

A The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower.

B The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset based distribution fee (12b-1 fee). Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: High Income Portfolio - Initial Class on December 31, 1994. The chart shows how the value of your investment would have changed, and also shows how the ML ® U.S. High Yield Master II Index performed over the same period.

Annual Report

Fidelity Variable Insurance Products: High Income Portfolio

Management's Discussion of Fund Performance

Comments from Matthew Conti, Portfolio Manager of Fidelity® Variable Insurance Products: High Income Portfolio

Investors in high-yield securities generally found positive returns in 2004, as the Merrill Lynch® U.S. High Yield Master II Index advanced 10.87% for the year overall. This performance marks the first time the high-yield bond market has posted two consecutive years of double-digit increases since 1996-1997. The strong demand for the attractive yields of high-income securities, plus ready access to capital and a declining default rate, helped drive returns in this non-investment-grade asset class. As corporate America continued to improve its cash flows and deleverage its balance sheets, the stronger credit profiles for companies borrowing in the high-yield market served to make investors less risk averse, particularly in the more speculative credit tiers such as CCC-rated securities, which returned 15.75% during the past year. In comparison, the BB-rated and B-rated sectors rose 9.33% and 10.44%, respectively. As was the case in the equity markets, energy, metals/mining and other commodity industries were among the leaders in the high-yield universe.

During the 12 months that ended December 31, 2004, High Income Portfolio underperformed its benchmark, the Merrill Lynch U.S. High Yield Master II Index, and performed roughly in line with the LipperSM Variable Annuity High Current Yield Funds Average, which returned 9.84%. The fund underperformed the index because of its avoidance of the lowest-rated bonds and distressed securities, which performed best during the period. An overweighting in the telecommunications industry also held back performance. On the plus side, strong security selection in cable TV, health care, chemicals and utilities helped the fund's relative performance. Top performers included Huntsman Chemicals, electric utilities AES and Cogentrix, and Delta Airlines. Among the investments that detracted from the fund's performance were semiconductor testing and packaging company Amkor Technology, telecom service provider Cincinnati Bell, theme park company Six Flags and television station operator Granite Broadcasting.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

High Income Portfolio

Fidelity Variable Insurance Products: High Income Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period * July 1, 2004 to December 31, 2004
Initial Class
Actual	$ 1,000.00	$ 1,088.60	$ 3.78
Hypothetical A	$ 1,000.00	$ 1,021.52	$ 3.66
Service Class
Actual	$ 1,000.00	$ 1,089.10	$ 4.31
Hypothetical A	$ 1,000.00	$ 1,021.01	$ 4.17
Service Class 2
Actual	$ 1,000.00	$ 1,088.20	$ 5.14
Hypothetical A	$ 1,000.00	$ 1,020.21	$ 4.98
Initial Class R
Actual	$ 1,000.00	$ 1,090.30	$ 3.73
Hypothetical A	$ 1,000.00	$ 1,021.57	$ 3.61
Service Class R
Actual	$ 1,000.00	$ 1,089.10	$ 4.25
Hypothetical A	$ 1,000.00	$ 1,021.06	$ 4.12
Service Class 2R
Actual	$ 1,000.00	$ 1,088.20	$ 5.04
Hypothetical A	$ 1,000.00	$ 1,020.31	$ 4.88

A 5% return per year before expenses

*Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.72%
Service Class	.82%
Service Class 2.98%
Initial Class R	.71%
Service Class R	.81%
Service Class 2R	.96%

Annual Report

Fidelity Variable Insurance Products: High Income Portfolio

Investment Summary

Top Five Holdings as of December 31, 2004
(by issuer, excluding cash equivalents)	% of fund's net assets
AES Corp.	1.9
American Airlines, Inc. pass thru trust certificates	1.6
Xerox Corp.	1.6
Nextel Communications, Inc.	1.5
MGM MIRAGE	1.5
8.1
Top Five Market Sectors as of December 31, 2004
% of fund's net assets
Telecommunications	9.6
Energy	7.5
Chemicals	7.2
Electric Utilities	7.0
Healthcare	6.2
Quality Diversification (% of fund's net assets) as of December 31, 2004
AAA, AA, A	0.0%
BBB	0.3%
BB	36.8%
B	46.6%
CCC, CC, C	10.1%
Not Rated	3.0%
Other Investments	0.3%
Equities	0.3%
Short-Term Investments and Net Other Assets	2.6%
We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.

High Income Portfolio

Fidelity Variable Insurance Products: High Income Portfolio

Investments December 31, 2004

Showing Percentage of Net Assets

Nonconvertible Bonds - 91.1%
	Principal Amount	Value (Note 1)
Aerospace - 1.0%
Bombardier, Inc. 6.3% 5/1/14 (e)	$ 5,565,000	$ 4,827,638
L-3 Communications Corp. 5.875% 1/15/15 (e)	4,910,000	4,897,725
Orbital Sciences Corp. 9% 7/15/11	4,720,000	5,310,000
Primus International, Inc. 10.5% 4/15/09 (e)	3,170,000	3,312,650
		18,348,013
Air Transportation - 3.7%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	11,825,000	11,115,500
6.977% 11/23/22	556,744	520,555
7.324% 4/15/11	1,480,000	1,228,400
7.377% 5/23/19	14,357,509	10,050,256
7.379% 5/23/16	6,249,810	4,374,867
7.8% 4/1/08	2,595,000	2,413,350
10.18% 1/2/13	2,190,000	1,708,200
AMR Corp. 10.2% 3/15/20	165,000	125,400
Delta Air Lines, Inc.:
7.9% 12/15/09	7,330,000	4,617,900
8.3% 12/15/29	13,070,000	6,306,275
9.5% 11/18/08 (e)	4,862,000	4,558,125
10% 8/15/08	3,370,000	2,502,225
Delta Air Lines, Inc. pass thru trust certificates:
7.379% 5/18/10	1,087,647	1,084,928
7.57% 11/18/10	2,950,000	2,909,892
7.711% 9/18/11	865,000	657,400
7.92% 5/18/12	1,565,000	1,205,050
Northwest Airlines Corp. 10% 2/1/09	13,840,000	11,625,600
Northwest Airlines, Inc. pass thru trust certificates:
7.67% 1/2/15	1,360,819	1,187,315
8.07% 1/2/15	1,442,283	1,009,598
		69,200,836
Automotive - 1.1%
Delco Remy International, Inc. 9.375% 4/15/12	5,510,000	5,702,850
Navistar International Corp. 7.5% 6/15/11	5,815,000	6,222,050
Stoneridge, Inc. 11.5% 5/1/12	2,715,000	3,108,675
Tenneco Automotive, Inc.:
8.625% 11/15/14 (e)	3,055,000	3,169,563
10.25% 7/15/13	2,515,000	2,967,700
		21,170,838
Banks and Thrifts - 0.2%
Western Financial Bank 9.625% 5/15/12	2,565,000	2,924,100

	Principal Amount	Value (Note 1)
Broadcasting - 0.3%
Gray Television, Inc. 9.25% 12/15/11	$ 2,235,000	$ 2,503,200
Paxson Communications Corp. 0% 1/15/09 (d)	3,320,000	3,104,200
		5,607,400
Building Materials - 1.3%
Goodman Global Holdings, Inc. 5.76% 6/15/12 (e)(f)	4,905,000	4,990,838
Jacuzzi Brands, Inc. 9.625% 7/1/10	4,070,000	4,517,700
Maax Holdings, Inc. 0% 12/15/12 (d)(e)	5,840,000	3,679,200
Nortek, Inc. 8.5% 9/1/14 (e)	5,350,000	5,590,750
Texas Industries, Inc. 10.25% 6/15/11	4,860,000	5,734,800
		24,513,288
Cable TV - 3.7%
Adelphia Communications Corp.:
7.875% 5/1/09 (c)	2,730,000	2,457,000
9.875% 3/1/07 (c)	3,090,000	3,012,750
10.25% 6/15/11 (c)	1,935,000	1,944,675
Cablevision Systems Corp.:
6.6688% 4/1/09 (e)(f)	8,870,000	9,424,375
8% 4/15/12 (e)	4,120,000	4,382,650
CSC Holdings, Inc. 7.625% 4/1/11	2,950,000	3,186,000
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	5,765,000	6,456,800
EchoStar DBS Corp.:
5.75% 10/1/08	15,085,000	15,311,275
6.625% 10/1/14 (e)	7,590,000	7,703,850
GCI, Inc. 7.25% 2/15/14	3,425,000	3,425,000
NTL Cable PLC:
7.07% 10/15/12 (e)(f)	4,400,000	4,532,000
8.75% 4/15/14 (e)	1,635,000	1,839,375
Telenet Group Holding NV 0% 6/15/14 (d)(e)	5,505,000	4,183,800
		67,859,550
Capital Goods - 2.9%
Amsted Industries, Inc. 10.25% 10/15/11 (e)	2,860,000	3,246,100
Dresser, Inc. 9.375% 4/15/11	7,700,000	8,412,250
Invensys PLC 9.875% 3/15/11 (e)	15,105,000	16,313,400
Leucadia National Corp. 7% 8/15/13	5,775,000	5,948,250
Park-Ohio Industries, Inc. 8.375% 11/15/14 (e)	3,645,000	3,635,888
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,370,000	3,471,100
SPX Corp.:
6.25% 6/15/11	3,100,000	3,270,500
7.5% 1/1/13	7,970,000	8,667,375
		52,964,863
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Chemicals - 7.1%
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (e)	$ 11,360,000	$ 12,723,200
Borden US Finance Corp./Nova Scotia Finance ULC:
6.82% 7/15/10 (e)(f)	3,490,000	3,647,050
9% 7/15/14 (e)	5,655,000	6,220,500
Equistar Chemicals LP 7.55% 2/15/26	8,495,000	8,346,338
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	4,535,000	5,033,850
10.125% 9/1/08	2,905,000	3,340,750
HMP Equity Holdings Corp. 0% 5/15/08	6,545,000	4,286,975
Huntsman ICI Chemicals LLC 10.125% 7/1/09	31,000	32,705
Huntsman ICI Holdings LLC 0% 12/31/09	8,015,000	4,528,475
Huntsman International LLC:
7.375% 1/1/15 (e)	5,010,000	5,047,575
9.875% 3/1/09	4,700,000	5,146,500
Huntsman LLC:
9.32% 7/15/11 (e)(f)	5,700,000	6,355,500
11.5% 7/15/12 (e)	5,555,000	6,527,125
Lubrizol Corp. 4.625% 10/1/09	6,100,000	6,090,588
Lyondell Chemical Co.:
9.5% 12/15/08	12,345,000	13,456,050
9.625% 5/1/07	1,260,000	1,382,850
10.875% 5/1/09	6,965,000	7,382,900
11.125% 7/15/12	4,320,000	5,108,400
Millennium America, Inc. 9.25% 6/15/08	11,420,000	12,904,600
NOVA Chemicals Corp.:
6.5% 1/15/12	6,255,000	6,599,025
7.4% 4/1/09	6,420,000	6,933,600
		131,094,556
Consumer Products - 0.7%
Church & Dwight Co., Inc. 6% 12/15/12 (e)	5,275,000	5,367,313
Jostens Holding Corp. 0% 12/1/13 (d)	3,050,000	2,165,500
Jostens IH Corp. 7.625% 10/1/12 (e)	1,970,000	2,068,500
Samsonite Corp. 8.875% 6/1/11	2,785,000	3,014,763
		12,616,076
Containers - 2.5%
Anchor Glass Container Corp. 11% 2/15/13	4,335,000	4,703,475
Berry Plastics Corp. 10.75% 7/15/12	3,700,000	4,227,250
BWAY Corp. 10% 10/15/10	6,685,000	7,119,525
Crown Cork & Seal, Inc. 8% 4/15/23	230,000	226,550

	Principal Amount	Value (Note 1)
Crown European Holdings SA:
9.5% 3/1/11	$ 1,405,000	$ 1,594,675
10.875% 3/1/13	7,905,000	9,347,663
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13	5,115,000	5,626,500
8.75% 11/15/12	1,750,000	1,964,375
8.875% 2/15/09	655,000	710,675
Owens-Illinois, Inc.:
7.35% 5/15/08	3,505,000	3,697,775
7.5% 5/15/10	6,140,000	6,516,075
		45,734,538
Diversified Media - 0.8%
Corus Entertainment, Inc. 8.75% 3/1/12	6,140,000	6,730,975
LBI Media Holdings, Inc. 0% 10/15/13 (d)	6,440,000	4,733,400
LBI Media, Inc. 10.125% 7/15/12	3,285,000	3,662,775
		15,127,150
Electric Utilities - 6.2%
AES Corp.:
7.75% 3/1/14	5,965,000	6,442,200
8.75% 6/15/08	3,068,000	3,344,120
8.875% 2/15/11	13,481,000	15,402,043
9.375% 9/15/10	6,433,000	7,438,156
9.5% 6/1/09	1,499,000	1,703,239
AES Gener SA 7.5% 3/25/14 (e)	4,200,000	4,420,500
Chivor SA E.S.P. 9.75% 12/30/14 (e)	2,060,000	2,142,400
CMS Energy Corp.:
7.5% 1/15/09	4,150,000	4,419,750
7.75% 8/1/10	1,970,000	2,154,688
8.5% 4/15/11	945,000	1,073,756
8.9% 7/15/08	2,180,000	2,406,175
9.875% 10/15/07	5,470,000	6,099,050
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	2,950,000	3,097,500
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	2,505,000	2,730,450
Nevada Power Co. 6.5% 4/15/12	4,225,000	4,467,938
NRG Energy, Inc. 8% 12/15/13 (e)	16,260,000	17,743,725
Sierra Pacific Power Co. 6.25% 4/15/12	4,100,000	4,274,250
Sierra Pacific Resources 8.625% 3/15/14	2,315,000	2,615,950
TECO Energy, Inc.:
7% 5/1/12	5,880,000	6,453,300
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Electric Utilities - continued
TECO Energy, Inc.: - continued
7.2% 5/1/11	$ 11,040,000	$ 12,199,200
Texas Genco LLC/Texas Genco Financing Corp. 6.875% 12/15/14 (e)	4,260,000	4,430,400
		115,058,790
Energy - 6.2%
Belden & Blake Corp. 8.75% 7/15/12 (e)	3,350,000	3,425,375
Chesapeake Energy Corp.:
7.75% 1/15/15	6,100,000	6,649,000
8.125% 4/1/11	2,875,000	3,097,813
9% 8/15/12	1,920,000	2,181,600
El Paso Energy Corp. 6.95% 12/15/07	3,350,000	3,492,375
El Paso Production Holding Co. 7.75% 6/1/13	905,000	943,463
Hanover Compressor Co.:
0% 3/31/07	5,595,000	4,867,650
8.625% 12/15/10	1,450,000	1,580,500
9% 6/1/14	1,540,000	1,709,400
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10 (e)	5,810,000	6,565,300
Newfield Exploration Co. 6.625% 9/1/14 (e)	4,720,000	4,991,400
Parker Drilling Co.:
7.15% 9/1/10 (e)(f)	9,030,000	9,458,925
9.625% 10/1/13	1,505,000	1,691,244
Plains Exploration & Production Co.:
7.125% 6/15/14	295,000	323,025
8.75% 7/1/12	2,540,000	2,841,625
Pride International, Inc. 7.375% 7/15/14	7,845,000	8,551,050
Range Resources Corp. 7.375% 7/15/13	9,635,000	10,309,450
SESI LLC 8.875% 5/15/11	1,740,000	1,905,300
Sonat, Inc.:
6.625% 2/1/08	2,070,000	2,095,875
6.75% 10/1/07	800,000	840,000
7.625% 7/15/11	6,665,000	6,873,281
Stone Energy Corp. 6.75% 12/15/14 (e)	3,990,000	3,950,100
The Coastal Corp.:
6.375% 2/1/09	6,395,000	6,339,044
6.5% 6/1/08	4,840,000	4,864,200
7.75% 6/15/10	11,464,000	11,979,880
Venoco, Inc. 8.75% 12/15/11 (e)	3,230,000	3,326,900
		114,853,775

	Principal Amount	Value (Note 1)
Entertainment/Film - 0.3%
Cinemark, Inc. 0% 3/15/14 (d)	$ 7,415,000	$ 5,616,863
Environmental - 0.9%
Allied Waste North America, Inc.:
5.75% 2/15/11	5,175,000	4,864,500
6.375% 4/15/11	3,890,000	3,695,500
8.5% 12/1/08	3,690,000	3,929,850
8.875% 4/1/08	3,725,000	3,985,750
		16,475,600
Food and Drug Retail - 2.0%
Jean Coutu Group, Inc.:
7.625% 8/1/12 (e)	1,440,000	1,522,800
8.5% 8/1/14 (e)	4,195,000	4,299,875
Rite Aid Corp.:
6.875% 8/15/13	5,655,000	5,103,638
8.125% 5/1/10	1,120,000	1,181,600
9.25% 6/1/13	7,255,000	7,363,825
9.5% 2/15/11	4,655,000	5,120,500
Stater Brothers Holdings, Inc.:
5.99% 6/15/10 (f)	7,155,000	7,351,763
8.125% 6/15/12	4,185,000	4,436,100
		36,380,101
Food/Beverage/Tobacco - 2.9%
B&G Foods, Inc. 8% 10/1/11	3,310,000	3,525,150
Del Monte Corp.:
8.625% 12/15/12	3,375,000	3,763,125
9.25% 5/15/11	4,215,000	4,636,500
Dole Food Co., Inc. 7.25% 6/15/10	8,125,000	8,531,250
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	3,830,000	3,964,050
Smithfield Foods, Inc.:
7% 8/1/11 (e)	4,050,000	4,323,375
7% 8/1/11	1,315,000	1,400,475
7.625% 2/15/08	1,800,000	1,926,000
7.75% 5/15/13	3,935,000	4,348,175
8% 10/15/09	1,510,000	1,668,550
Swift & Co. 10.125% 10/1/09	4,345,000	4,888,125
UAP Holding Corp. 0% 7/15/12 (d)(e)	6,050,000	4,749,250
United Agriculture Products, Inc. 8.25% 12/15/11 (e)	4,949,000	5,307,803
		53,031,828
Gaming - 4.4%
Chumash Casino & Resort Enterprise 9% 7/15/10 (e)	2,760,000	3,049,800
Mandalay Resort Group:
9.375% 2/15/10	4,655,000	5,399,800
10.25% 8/1/07	3,125,000	3,546,875
MGM MIRAGE:
6% 10/1/09	13,125,000	13,453,125
6.75% 9/1/12	6,750,000	7,121,250
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Gaming - continued
MGM MIRAGE: - continued
6.875% 2/6/08	$ 2,140,000	$ 2,300,500
8.5% 9/15/10	4,125,000	4,723,125
Mohegan Tribal Gaming Authority:
6.375% 7/15/09	7,065,000	7,303,444
8% 4/1/12	2,220,000	2,422,575
MTR Gaming Group, Inc. 9.75% 4/1/10	3,605,000	3,965,500
Park Place Entertainment Corp. 7.875% 3/15/10	4,825,000	5,428,125
Scientific Games Corp. 6.25% 12/15/12 (e)	3,290,000	3,331,125
Seneca Gaming Corp. 7.25% 5/1/12	4,360,000	4,545,300
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	3,815,000	4,358,638
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (d)(e)	2,100,000	1,312,500
9% 1/15/12 (e)	1,555,000	1,617,200
Wheeling Island Gaming, Inc. 10.125% 12/15/09	6,730,000	7,167,450
		81,046,332
Healthcare - 6.2%
AmerisourceBergen Corp.:
7.25% 11/15/12	6,070,000	6,752,875
8.125% 9/1/08	1,735,000	1,930,188
CDRV Investors, Inc. 0% 1/1/15 (d)(e)	16,110,000	9,947,925
Concentra Operating Corp.:
9.125% 6/1/12 (e)	2,095,000	2,367,350
9.5% 8/15/10	2,145,000	2,423,850
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11 (e)	6,320,000	6,762,400
Fisher Scientific International, Inc.:
6.75% 8/15/14 (e)	2,510,000	2,685,700
8% 9/1/13	2,870,000	3,257,450
8.125% 5/1/12	875,000	975,625
Genesis HealthCare Corp. 8% 10/15/13	8,105,000	8,793,925
HCA, Inc. 5.5% 12/1/09	5,000,000	5,004,700
Mayne Group Ltd. 5.875% 12/1/11 (e)	5,000,000	5,087,500
Omega Healthcare Investors, Inc.:
7% 4/1/14	3,970,000	4,089,100
7% 4/1/14 (e)	3,260,000	3,357,800
PerkinElmer, Inc. 8.875% 1/15/13	7,225,000	8,218,438
Psychiatric Solutions, Inc. 10.625% 6/15/13	6,335,000	7,332,763
Senior Housing Properties Trust 8.625% 1/15/12	9,170,000	10,476,725
Spheris, Inc. 11% 12/15/12 (e)	2,710,000	2,770,975
Tenet Healthcare Corp.:
6.375% 12/1/11	15,925,000	14,651,000

	Principal Amount	Value (Note 1)
6.5% 6/1/12	$ 1,275,000	$ 1,188,938
7.375% 2/1/13	4,305,000	4,197,375
9.875% 7/1/14 (e)	2,040,000	2,218,500
		114,491,102
Homebuilding/Real Estate - 4.1%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12	13,630,000	14,532,988
Beazer Homes USA, Inc.:
6.5% 11/15/13	860,000	868,600
8.375% 4/15/12	5,975,000	6,572,500
D.R. Horton, Inc. 4.875% 1/15/10	1,635,000	1,626,825
K. Hovnanian Enterprises, Inc.:
6% 1/15/10 (e)	1,330,000	1,343,300
8.875% 4/1/12	2,210,000	2,431,000
KB Home 7.75% 2/1/10	9,585,000	10,303,875
Meritage Homes Corp. 7% 5/1/14	3,370,000	3,471,100
Standard Pacific Corp.:
5.125% 4/1/09	5,680,000	5,594,800
6.5% 10/1/08	5,480,000	5,754,000
6.875% 5/15/11	2,080,000	2,184,000
Technical Olympic USA, Inc.:
7.5% 3/15/11	5,110,000	5,110,000
9% 7/1/10	1,110,000	1,187,700
10.375% 7/1/12	4,125,000	4,620,000
WCI Communities, Inc.:
7.875% 10/1/13	2,605,000	2,741,763
10.625% 2/15/11	2,890,000	3,207,900
William Lyon Homes, Inc. 7.5% 2/15/14	4,895,000	4,699,200
		76,249,551
Hotels - 1.1%
Grupo Posadas SA de CV 8.75% 10/4/11 (e)	4,235,000	4,542,038
Host Marriott LP 7.125% 11/1/13	8,555,000	9,111,075
La Quinta Properties, Inc. 7% 8/15/12	5,950,000	6,336,750
		19,989,863
Insurance - 0.2%
Crum & Forster Holdings Corp. 10.375% 6/15/13	3,605,000	4,019,575
Leisure - 1.5%
Equinox Holdings Ltd. 9% 12/15/09	1,940,000	2,056,400
NCL Corp. Ltd. 10.625% 7/15/14 (e)	1,430,000	1,415,700
Town Sports International Holdings, Inc. 0% 2/1/14 (d)	3,870,000	2,051,100
Town Sports International, Inc. 9.625% 4/15/11	6,810,000	7,184,550
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Leisure - continued
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	$ 8,900,000	$ 10,535,375
Universal City Florida Holding Co. I/II 7.2% 5/1/10 (e)(f)	3,675,000	3,812,813
		27,055,938
Metals/Mining - 1.9%
Century Aluminum Co. 7.5% 8/15/14 (e)	4,540,000	4,835,100
Compass Minerals International, Inc.:
0% 12/15/12 (d)	5,940,000	5,078,700
0% 6/1/13 (d)	9,470,000	7,670,700
Peabody Energy Corp. 6.875% 3/15/13	5,340,000	5,780,550
Ryerson Tull, Inc. 8.25% 12/15/11 (e)	3,320,000	3,394,700
Vedanta Resources PLC 6.625% 2/22/10 (e)	3,535,000	3,543,838
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12	4,815,000	4,815,000
		35,118,588
Paper - 1.6%
Cellu Tissue Holdings, Inc. 9.75% 3/15/10	3,435,000	3,572,400
Georgia-Pacific Corp.:
8% 1/15/14	3,675,000	4,180,313
8.125% 5/15/11	2,070,000	2,380,500
8.875% 2/1/10	485,000	564,419
9.375% 2/1/13	2,620,000	3,052,300
Norske Skog Canada Ltd.:
7.375% 3/1/14	4,150,000	4,326,375
8.625% 6/15/11	10,765,000	11,518,550
		29,594,857
Publishing/Printing - 1.2%
Dex Media West LLC/Dex Media West Finance Co. 5.875% 11/15/11 (e)	3,340,000	3,331,650
Houghton Mifflin Co. 9.875% 2/1/13	4,065,000	4,441,013
The Reader's Digest Association, Inc. 6.5% 3/1/11	12,945,000	13,527,525
		21,300,188
Railroad - 1.6%
Kansas City Southern Railway Co.:
7.5% 6/15/09	13,155,000	13,812,750
9.5% 10/1/08	150,000	168,750
TFM SA de CV yankee:
10.25% 6/15/07	505,000	540,350
11.75% 6/15/09	14,915,000	15,138,725
		29,660,575

	Principal Amount	Value (Note 1)
Restaurants - 0.5%
Friendly Ice Cream Corp. 8.375% 6/15/12	$ 4,760,000	$ 4,664,800
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14 (e)	4,850,000	4,831,813
		9,496,613
Services - 0.2%
Iron Mountain, Inc. 8.625% 4/1/13	3,035,000	3,217,100
Shipping - 3.7%
General Maritime Corp. 10% 3/15/13	6,380,000	7,337,000
H-Lines Finance Holding Corp. 0% 4/1/13 (d)(e)	2,295,000	1,669,613
OMI Corp. 7.625% 12/1/13	9,595,000	10,266,650
Overseas Shipholding Group, Inc. 8.25% 3/15/13	1,795,000	1,996,938
Ship Finance International Ltd. 8.5% 12/15/13	25,180,000	25,935,379
Teekay Shipping Corp. 8.875% 7/15/11	17,723,000	20,558,680
		67,764,260
Steels - 2.0%
Allegheny Technologies, Inc. 8.375% 12/15/11	5,820,000	6,460,200
CSN Islands VII Corp. 10.75% 9/12/08 (e)	5,755,000	6,539,119
CSN Islands VIII Corp. 9.75% 12/16/13 (e)	3,100,000	3,317,000
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	10,130,000	11,902,750
Ispat Inland ULC 9.75% 4/1/14	6,622,000	8,178,170
		36,397,239
Super Retail - 1.8%
Asbury Automotive Group, Inc.:
8% 3/15/14	2,910,000	2,880,900
9% 6/15/12	9,895,000	10,414,488
NBC Acquisition Corp. 0% 3/15/13 (d)	1,665,000	1,215,450
Nebraska Book Co., Inc. 8.625% 3/15/12	2,530,000	2,580,600
Saks, Inc.:
8.25% 11/15/08	1,325,000	1,444,250
9.875% 10/1/11	7,130,000	8,413,400
Sonic Automotive, Inc. 8.625% 8/15/13	5,130,000	5,489,100
		32,438,188
Technology - 5.4%
Advanced Micro Devices, Inc. 7.75% 11/1/12 (e)	6,390,000	6,653,588
Celestica, Inc. 7.875% 7/1/11	13,125,000	14,043,750
Flextronics International Ltd.:
6.25% 11/15/14 (e)	11,465,000	11,350,350
6.5% 5/15/13	4,970,000	5,069,400
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Technology - continued
Freescale Semiconductor, Inc.:
4.82% 7/15/09 (f)	$ 4,460,000	$ 4,660,700
6.875% 7/15/11	8,220,000	8,815,950
7.125% 7/15/14	1,585,000	1,719,725
Lucent Technologies, Inc.:
6.45% 3/15/29	5,885,000	5,355,350
6.5% 1/15/28	1,600,000	1,440,000
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
5.78% 12/15/11 (e)(f)	1,170,000	1,200,713
8% 12/15/14 (e)	910,000	948,675
Sanmina-SCI Corp. 10.375% 1/15/10	3,265,000	3,738,425
Xerox Capital Trust I 8% 2/1/27	5,515,000	5,735,600
Xerox Corp.:
6.875% 8/15/11	14,110,000	15,027,150
7.2% 4/1/16	215,000	230,050
7.625% 6/15/13	11,340,000	12,474,000
9.75% 1/15/09	1,210,000	1,421,750
		99,885,176
Telecommunications - 9.3%
Alaska Communications Systems Holdings, Inc. 9.375% 5/15/09	4,935,000	5,083,050
Citizens Communications Co. 6.25% 1/15/13	6,580,000	6,645,800
Empresa Brasileira de Telecomm SA 11% 12/15/08	5,405,000	6,161,700
Intelsat Ltd.:
5.25% 11/1/08	2,035,000	1,986,669
6.5% 11/1/13	2,475,000	2,239,875
7.625% 4/15/12	6,265,000	6,171,025
Millicom International Cellular SA 10% 12/1/13 (e)	16,275,000	17,007,375
New Skies Satellites BV 7.4375% 11/1/11 (e)(f)	3,200,000	3,360,000
Nextel Communications, Inc.:
5.95% 3/15/14	7,470,000	7,806,150
6.875% 10/31/13	18,545,000	20,121,325
PanAmSat Corp. 9% 8/15/14 (e)	12,180,000	13,580,700
Qwest Capital Funding, Inc.:
7% 8/3/09	4,405,000	4,360,950
7.25% 2/15/11	1,685,000	1,617,600
Qwest Corp.:
7.875% 9/1/11 (e)	3,890,000	4,201,200
9.125% 3/15/12 (e)	16,255,000	18,774,525
Qwest Services Corp.:
14% 12/15/10 (e)(f)	4,345,000	5,214,000
14.5% 12/15/14 (e)(f)	4,610,000	5,774,025
Rogers Communications, Inc.:
5.525% 12/15/10 (e)(f)	3,140,000	3,289,150
7.25% 12/15/12 (e)	1,950,000	2,067,000

	Principal Amount	Value (Note 1)
8% 12/15/12 (e)	$ 2,230,000	$ 2,352,650
9.625% 5/1/11	6,340,000	7,386,100
SBA Communications Corp. 8.5% 12/1/12 (e)	6,015,000	6,150,338
Time Warner Telecom LLC/Time Warner Telecom, Inc. 9.75% 7/15/08	1,645,000	1,645,000
Time Warner Telecom, Inc. 10.125% 2/1/11	1,645,000	1,612,100
U.S. West Capital Funding, Inc. 6.375% 7/15/08	3,985,000	3,935,188
U.S. West Communications:
6.875% 9/15/33	3,270,000	3,008,400
7.2% 11/10/26	1,905,000	1,819,275
7.5% 6/15/23	8,635,000	8,483,888
		171,855,058
Textiles & Apparel - 0.6%
Levi Strauss & Co.:
9.75% 1/15/15 (e)	3,340,000	3,298,250
12.25% 12/15/12	7,210,000	8,003,100
		11,301,350
TOTAL NONCONVERTIBLE BONDS (Cost $1,589,202,187)		1,679,459,718
Commercial Mortgage Securities - 0.3%

Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class BWD, 6.947% 10/11/37 (e)	614,920	622,899
Class BWE, 7.226% 10/11/37 (e)	831,540	841,685
Class BWF, 7.55% 10/11/37 (e)	734,087	744,541
Class BWG, 8.155% 10/11/37 (e)	710,012	714,921
Class BWH, 9.073% 10/11/37 (e)	371,348	380,282
Class BWJ, 9.99% 10/11/37 (e)	613,922	626,836
Class BWK, 10.676% 10/11/37 (e)	478,161	491,035
Class BWL, 10.1596% 10/11/37 (e)	797,600	755,788
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 6.9974% 4/25/21 (e)(f)	229,583	204,329
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $5,073,302)		5,382,316
Common Stocks - 0.2%
	Shares
Chemicals - 0.1%
HMP Equity Holdings Corp. warrants 5/15/11 (a)(e)	4,800	2,256,000
Common Stocks - continued
	Shares	Value (Note 1)
Homebuilding/Real Estate - 0.0%
Swerdlow Real Estate Group LLC (a)(g)	159,600	$ 377,326
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Class B (g)	48,889	506,001
TOTAL COMMON STOCKS (Cost $5,194,504)		3,139,327
Nonconvertible Preferred Stocks - 0.1%

Diversified Financial Services - 0.1%
Fannie Mae 7.00% (Cost $1,875,000)	37,500	2,109,375
Floating Rate Loans - 5.7%
	Principal Amount
Air Transportation - 0.2%
American Airlines, Inc. term loan 9.5% 12/17/10 (f)	$ 2,750,000	2,791,250
Cable TV - 0.9%
Hilton Head Communications LP Tranche B, term loan 6.5% 3/31/08 (f)	7,000,000	6,877,500
NTL Investment Holdings Ltd. Tranche B, term loan 5.2038% 6/13/12 (f)	3,850,000	3,888,500
Olympus Cable Holdings LLC Tranche A, term loan 6.5% 6/30/10 (f)	5,500,000	5,458,750
		16,224,750
Electric Utilities - 0.8%
Astoria Energy LLC term loan:
7.1882% 4/15/12 (f)	5,200,000	5,304,000
11.31% 4/15/12 (f)	3,340,000	3,423,500
Riverside Energy Center LLC:
term loan 6.38% 6/24/11 (f)	6,415,389	6,511,620
Credit-Linked Deposit 6.38% 6/24/11 (f)	284,611	288,880
		15,528,000
Energy - 1.3%
El Paso Corp.:
Credit-Linked Deposit 5.15% 11/22/09 (f)	5,839,400	5,883,196
term loan 5.1875% 11/22/09 (f)	6,491,050	6,547,847
Headwaters, Inc.:
Tranche 2, term loan 9.1133% 9/8/12 (f)	3,450,000	3,557,813
Tranche B1, term loan 7.5% 4/30/11 (f)	5,070,313	5,133,691
Magellan Midstream Holdings LP term loan 4.62% 12/10/11 (f)	3,550,000	3,594,375
		24,716,922

	Principal Amount	Value (Note 1)
Homebuilding/Real Estate - 1.4%
General Growth Properties, Inc.:
Tranche A, term loan 4.53% 11/12/07 (f)	$ 5,500,000	$ 5,500,000
Tranche B, term loan 4.53% 11/12/08 (f)	5,500,000	5,513,750
LNR Property Corp.:
Tranche A, term loan 7.09% 1/31/08 (f)	3,650,000	3,650,000
Tranche B, term loan:
5.59% 1/31/08 (f)	7,450,000	7,487,250
7.84% 1/31/08 (f)	3,700,000	3,700,000
		25,851,000
Hotels - 0.4%
Wyndham International, Inc. term loan 7.125% 6/30/06 (f)	7,927,451	7,947,269
Railroad - 0.1%
Kansas City Southern Railway Co. Tranche B1, term loan 4.0939% 3/30/08 (f)	1,150,000	1,167,250
Technology - 0.3%
ON Semiconductor Corp. Tranche G, term loan 5.5625% 12/15/11 (f)	5,550,000	5,563,875
Telecommunications - 0.3%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (f)	4,500,000	4,601,250
TOTAL FLOATING RATE LOANS (Cost $101,652,062)		104,391,566
Money Market Funds - 2.2%
	Shares
Fidelity Cash Central Fund, 2.24% (b) (Cost $41,514,605)	41,514,605	41,514,605
Cash Equivalents - 0.2%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.56%, dated 12/31/04 due 1/3/05) (Cost $3,171,000)	$ 3,171,414	$ 3,171,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $1,747,682,660)		1,839,167,907
NET OTHER ASSETS - 0.2%		4,179,826
NET ASSETS - 100%		$ 1,843,347,733
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $418,849,132 or 22.7% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $883,327 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 1,974,627
Swerdlow Real Estate Group LLC	1/15/99	$ 7,697,348
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	82.5%
Canada	5.2%
Marshall Islands	2.1%
Bermuda	1.9%
United Kingdom	1.7%
Luxembourg	1.6%
Mexico	1.1%
Others (individually less than 1%)	3.9%
100.0%
Income Tax Information

At December 31, 2004, the fund had a capital loss carryforward of approximately $1,144,184,000 of which $283,149,000, $772,554,000 and $88,481,000 will expire on December 31, 2008, 2009 and 2010, respectively.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

See accompanying notes which are an integral part of the financial statements.

High Income Portfolio

Fidelity Variable Insurance Products: High Income Portfolio

Financial Statements

Statement of Assets and Liabilities

December 31, 2004

Assets
Investment in securities, at value (including repurchase agreements of $3,171,000) (cost $1,747,682,660) - See accompanying schedule		$ 1,839,167,907
Cash		100,076
Receivable for investments sold		7,236,480
Receivable for fund shares sold		278,188
Interest receivable		29,056,825
Prepaid expenses		6,674
Total assets		1,875,846,150
Liabilities
Payable for investments purchased	$ 29,800,521
Payable for fund shares redeemed	1,277,993
Accrued management fee	877,227
Distribution fees payable	49,768
Other affiliated payables	162,084
Other payables and accrued expenses	330,824
Total liabilities		32,498,417
Net Assets		$ 1,843,347,733
Net Assets consist of:
Paid in capital		$ 2,757,165,988
Undistributed net investment income		142,574,339
Accumulated undistributed net realized gain (loss) on investments		(1,147,878,584)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		91,485,990
Net Assets		$ 1,843,347,733
Calculation of Maximum Offering Price
Initial Class: Net Asset Value, offering price and redemption price per share ($1,371,736,328 ÷ 195,883,886 shares)		$ 7.00
Service Class: Net Asset Value, offering price and redemption price per share ($377,122,057 ÷ 54,083,772 shares)		$ 6.97
Service Class 2: Net Asset Value, offering price and redemption price per share ($94,246,211 ÷ 13,644,087 shares)		$ 6.91
Initial Class R: Net Asset Value, offering price and redemption price per share ($ 81,111 ÷ 11,592 shares)		$ 7.00
Service Class R: Net Asset Value, offering price and redemption price per share ($81,060 ÷ 11,628 shares)		$ 6.97
Service Class 2R: Net Asset Value, offering price and redemption price per share ($80,966 ÷ 11,719 shares)		$ 6.91

Statement of Operations

Year ended December 31, 2004

Investment Income
Dividends		$ 731,076
Interest		146,478,822
Total income		147,209,898

Expenses
Management fee	$ 10,407,413
Transfer agent fees	1,229,877
Distribution fees	542,218
Accounting fees and expenses	687,297
Non-interested trustees' compensation	10,249
Custodian fees and expenses	61,567
Registration fees	4,070
Audit	63,597
Legal	22,574
Interest	9,548
Miscellaneous	353,587
Total expenses before reductions	13,391,997
Expense reductions	(3,973)	13,388,024
Net investment income		133,821,874
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		76,148,906
Change in net unrealized appreciation (depreciation) on: Investment securities	(47,643,714)
Assets and liabilities in foreign currencies	236
Total change in net unrealized appreciation (depreciation)		(47,643,478)
Net gain (loss)		28,505,428
Net increase (decrease) in net assets resulting from operations		$ 162,327,302

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: High Income Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2004	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 133,821,874	$ 147,560,195
Net realized gain (loss)	76,148,906	93,505,636
Change in net unrealized appreciation (depreciation)	(47,643,478)	182,813,372
Net increase (decrease) in net assets resulting from operations	162,327,302	423,879,203
Distributions to shareholders from net investment income	(155,517,698)	(110,937,981)
Share transactions - net increase (decrease)	(251,486,736)	336,533,161
Total increase (decrease) in net assets	(244,677,132)	649,474,383

Net Assets
Beginning of period	2,088,024,865	1,438,550,482
End of period (including undistributed net investment income of $142,574,339 and undistributed net investment income of $164,989,590, respectively)	$ 1,843,347,733	$ 2,088,024,865
Other Information:
Share Transactions	Year ended December 31, 2004
Shares	Initial Class	Service Class	Service Class 2	Initial Class R A	Service Class R A	Service Class 2R A
Sold	49,439,043	27,666,450	11,342,466	11,592	11,628	11,719
Reinvested	18,412,464	4,720,558	928,353	-	-	-
Redeemed	(101,334,787)	(38,719,734)	(9,747,785)	-	-	-
Net increase (decrease)	(33,483,280)	(6,332,726)	2,523,034	11,592	11,628	11,719

Dollars Sold	$ 326,369,917	$ 182,792,007	$ 74,778,966	$ 75,000	$ 75,000	$ 75,000
Reinvested	119,128,639	30,447,599	5,941,460	-	-	-
Redeemed	(672,513,946)	(255,556,875)	(63,099,503)	-	-	-
Net increase (decrease)	$ (227,015,390)	$ (42,317,269)	$ 17,620,923	$ 75,000	$ 75,000	$ 75,000

Share Transactions	Year ended December 31, 2003
Shares	Initial Class	Service Class	Service Class 2	Initial Class R	Service Class R	Service Class 2R
Sold	187,111,620	59,201,139	17,709,351	$ -	$ -	$ -
Reinvested	15,863,052	3,574,368	424,961	-	-	-
Redeemed	(166,651,099)	(46,461,897)	(12,553,214)	-	-	-
Net increase (decrease)	36,323,573	16,313,610	5,581,098	$ -	$ -	$ -

Dollars Sold	$ 1,162,830,605	$ 370,826,801	$ 111,025,684	$ -	$ -	$ -
Reinvested	88,674,463	19,909,232	2,354,286	-	-	-
Redeemed	(1,045,910,689)	(293,649,573)	(79,527,648)	-	-	-
Net increase (decrease)	$ 205,594,379	$ 97,086,460	$ 33,852,322	$ -	$ -	$ -

Distributions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2	Initial Class R A	Service Class R A	Service Class 2R A
From net investment income	$ 119,128,639	$ 30,447,599	$ 5,941,460	$ -	$ -	$ -

	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2	Initial Class R	Service Class R	Service Class 2R
From net investment income	$ 88,674,463	$ 19,909,232	$ 2,354,286	$ -	$ -	$ -

A For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004.

See accompanying notes which are an integral part of the financial statements.

High Income Portfolio

Financial Highlights - Initial Class

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 6.95	$ 5.93	$ 6.41	$ 8.18	$ 11.32
Income from Investment Operations
Net investment income C	.494	.520	.496 F	.774 E, F	1.123
Net realized and unrealized gain (loss)	.126	.980	(.306) F	(1.544) E, F	(3.513)
Total from investment operations	.620	1.500	.190	(.770)	(2.390)
Distributions from net investment income	(.570)	(.480)	(.670)	(1.000)	(.750)
Net asset value, end of period	$ 7.00	$ 6.95	$ 5.93	$ 6.41	$ 8.18
Total Return A, B	9.59%	27.26%	3.44%	(11.73)%	(22.54)%
Ratios to Average Net Assets D
Expenses before expense reductions	.71%	.69%	.70%	.71%	.68%
Expenses net of voluntary waivers, if any	.71%	.69%	.70%	.71%	.68%
Expenses net of all reductions	.71%	.69%	.70%	.70%	.68%
Net investment income	7.43%	8.25%	8.65% F	11.00% E, F	11.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,371,736	$ 1,593,714	$ 1,145,562	$ 1,201,085	$ 1,467,250
Portfolio turnover rate	128%	130%	96%	138%	68%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

F As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.017 and $.075 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.95% and 12.08% to 8.65% and 11.00%, respectively. The reclassification has no impact on the net assets of the fund.

Financial Highlights - Service Class

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 6.92	$ 5.91	$ 6.38	$ 8.15	$ 11.29
Income from Investment Operations
Net investment income C	.486	.513	.488 F	.758 E, F	1.102
Net realized and unrealized gain (loss)	.124	.967	(.288) F	(1.538) E, F	(3.502)
Total from investment operations	.610	1.480	.200	(.780)	(2.400)
Distributions from net investment income	(.560)	(.470)	(.670)	(.990)	(.740)
Net asset value, end of period	$ 6.97	$ 6.92	$ 5.91	$ 6.38	$ 8.15
Total Return A, B	9.47%	26.97%	3.62%	(11.90)%	(22.68)%
Ratios to Average Net Assets D
Expenses before expense reductions	.81%	.79%	.80%	.81%	.78%
Expenses net of voluntary waivers, if any	.81%	.79%	.80%	.81%	.78%
Expenses net of all reductions	.81%	.79%	.80%	.81%	.78%
Net investment income	7.33%	8.15%	8.55% F	10.90% E, F	11.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 377,122	$ 417,928	$ 260,489	$ 234,204	$ 227,549
Portfolio turnover rate	128%	130%	96%	138%	68%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

F As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.017 and $.075 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.85% and 11.97% to 8.55% and 10.90%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2004	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.87	$ 5.87	$ 6.36	$ 8.13	$ 11.14
Income from Investment Operations
Net investment income E	.470	.501	.472 I	.716 H, I	.936
Net realized and unrealized gain (loss)	.130	.959	(.292) I	(1.496) H, I	(3.206)
Total from investment operations	.600	1.460	.180	(.780)	(2.270)
Distributions from net investment income	(.560)	(.460)	(.670)	(.990)	(.740)
Net asset value, end of period	$ 6.91	$ 6.87	$ 5.87	$ 6.36	$ 8.13
Total Return B, C, D	9.38%	26.75%	3.30%	(11.93)%	(21.83)%
Ratios to Average Net Assets G
Expenses before expense reductions	.97%	.95%	.97%	.98%	1.01% A
Expenses net of voluntary waivers, if any	.97%	.95%	.97%	.98%	1.01% A
Expenses net of all reductions	.97%	.95%	.97%	.98%	1.01% A
Net investment income	7.17%	7.99%	8.38% I	10.73% H, I	11.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 94,246	$ 76,383	$ 32,499	$ 16,508	$ 4,742
Portfolio turnover rate	128%	130%	96%	138%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

I As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.017 and $.072 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.68% and 11.81% to 8.38% and 10.73%, respectively. The reclassification has no impact on the net assets of the fund.

Financial Highlights - Initial Class R

Year ended December 31,	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.47
Income from Investment Operations
Net investment income E	.338
Net realized and unrealized gain (loss)	.192
Total from investment operations	.530
Net asset value, end of period	$ 7.00
Total Return B, C, D	8.19%
Ratios to Average Net Assets G
Expenses before expense reductions	.71% A
Expenses net of voluntary waivers, if any	.71% A
Expenses net of all reductions	.71% A
Net investment income	7.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 81
Portfolio turnover rate	128%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

High Income Portfolio

Financial Highlights - Service Class R

Year ended December 31,	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.45
Income from Investment Operations
Net investment income E	.332
Net realized and unrealized gain (loss)	.188
Total from investment operations	.520
Net asset value, end of period	$ 6.97
Total Return B, C, D	8.06%
Ratios to Average Net Assets G
Expenses before expense reductions	.81% A
Expenses net of voluntary waivers, if any	.81% A
Expenses net of all reductions	.81% A
Net investment income	7.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 81
Portfolio turnover rate	128%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class 2R

Year ended December 31,	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.40
Income from Investment Operations
Net investment income E	.322
Net realized and unrealized gain (loss)	.188
Total from investment operations	.510
Net asset value, end of period	$ 6.91
Total Return B, C, D	7.97%
Ratios to Average Net Assets G
Expenses before expense reductions	.96% A
Expenses net of voluntary waivers, if any	.96% A
Expenses net of all reductions	.96% A
Net investment income	6.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 81
Portfolio turnover rate	128%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2004

1. Significant Accounting Policies.

High Income Portfolio (the fund) is a fund of Variable Insurance Products Fund, (the trust) (referred to in this report as Fidelity Variable Insurance Products: High Income Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares and Service Class 2R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

High Income Portfolio

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 106,238,193
Unrealized depreciation	(8,602,341)
Net unrealized appreciation (depreciation)	97,635,852
Undistributed ordinary income	132,732,705
Capital loss carryforward	(1,144,183,642)

Cost for federal income tax purposes	$ 1,741,532,055

The tax character of distributions paid was as follows:

	December 31, 2004	December 31, 2003
Ordinary Income	$ 155,517,698	$ 110,937,981

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares and Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $2,223,362,294 and $2,482,350,638, respectively.

Annual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 359,321
Service Class 2	182,704
Service Class R	55
Service Class 2R	138
$ 542,218

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 933,207
Service Class	240,550
Service Class 2	56,012
Initial Class R	36
Service Class R	36
Service Class 2R	36
$ 1,229,877

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $678,234 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Borrower	$ 16,577,688	1.18%	-	$ 8,699

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

High Income Portfolio

6. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period amounted to $6,280,667. The weighted average interest rate was 1.62%. At period end, there were no bank borrowings outstanding.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $3,244 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $729.

8. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 20% of the total outstanding shares of the fund and two otherwise unaffiliated shareholders were the owners of record of 49% of the total outstanding shares of the fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund and the Shareholders of High Income Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of High Income Portfolio (a fund of Variable Insurance Products Fund) at December 31, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the High Income Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 18, 2005

High Income Portfolio

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe, each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 233 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-5429.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1981

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of VIP High Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Trustee of Variable Insurance Products Fund. Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure Internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)*

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Trustee of Variable Insurance Products Fund. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens, & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2005

Trustee of Variable Insurance Products Fund. Mr. Wolfe also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Bart A. Grenier (45)

Year of Election or Appointment: 2002

Vice President of VIP High Income. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Matthew Conti (38)

Year of Election or Appointment: 2003

Vice President of VIP High Income. Mr. Conti also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Conti worked as an analyst and manager.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of VIP High Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Vice President and Secretary of FDC; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), of and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present).

Stuart Fross (45)
Year of Election or Appointment: 2003 Assistant Secretary of VIP High Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of VIP High Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of VIP High Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of VIP High Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of VIP High Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of VIP High Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)
Year of Election or Appointment: 1986 Assistant Treasurer of VIP High Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of VIP High Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of VIP High Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (35)

Year of Election or Appointment:2004

Assistant Treasurer of VIP High Income. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on December 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	15,331,508,529.96	81.853
Against	2,429,553,894.02	12.972
Abstain	969,378,618.94	5.175
TOTAL	18,730,441,042.92	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
J. Michael Cook
Affirmative	17,770,642,454.98	94.876
Withheld	959,798,587.94	5.124
TOTAL	18,730,441,042.92	100.000
Ralph F. Cox
Affirmative	17,759,356,374.26	94.815
Withheld	971,084,668.66	5.185
TOTAL	18,730,441,042.92	100.000
Laura B. Cronin
Affirmative	17,797,888,742.24	95.021
Withheld	932,552,300.68	4.979
TOTAL	18,730,441,042.92	100.000
Dennis J. DirksB
Affirmative	17,802,602,074.45	95.046
Withheld	927,838,968.47	4.954
TOTAL	18,730,441,042.92	100.000
Robert M. Gates
Affirmative	17,784,855,823.58	94.952
Withheld	945,585,219.34	5.048
TOTAL	18,730,441,042.92	100.000
George H. Heilmeier
Affirmative	17,768,875,556.56	94.866
Withheld	961,565,486.36	5.134
TOTAL	18,730,441,042.92	100.000
Abigail P. Johnson
Affirmative	17,781,929,073.06	94.936
Withheld	948,511,969.86	5.064
TOTAL	18,730,441,042.92	100.000
Edward C. Johnson 3d
Affirmative	17,752,140,336.45	94.777
Withheld	978,300,706.47	5.223
TOTAL	18,730,441,042.92	100.000
Donald J. Kirk
Affirmative	17,772,467,361.45	94.885
Withheld	957,973,681.47	5.115
TOTAL	18,730,441,042.92	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	17,776,922,254.30	94.909
Withheld	953,518,788.62	5.091
TOTAL	18,730,441,042.92	100.000
Ned C. Lautenbach
Affirmative	17,804,221,564.95	95.055
Withheld	926,219,477.97	4.945
TOTAL	18,730,441,042.92	100.000
Marvin L. Mann
Affirmative	17,763,277,607.06	94.836
Withheld	967,163,435.86	5.164
TOTAL	18,730,441,042.92	100.000
William O. McCoy
Affirmative	17,758,560,162.11	94.811
Withheld	971,880,880.81	5.189
TOTAL	18,730,441,042.92	100.000
Robert L. Reynolds
Affirmative	17,806,026,904.06	95.065
Withheld	924,414,138.86	4.935
TOTAL	18,730,441,042.92	100.000
Cornelia M. SmallB
Affirmative	17,798,878,892.31	95.026
Withheld	931,562,150.61	4.974
TOTAL	18,730,441,042.92	100.000
William S. Stavropoulos
Affirmative	17,786,496,107.78	94.960
Withheld	943,944,935.14	5.040
TOTAL	18,730,441,042.92	100.000
PROPOSAL 9
To amend the fund's fundamental investment limitation concerning borrowing.
	# of Votes	% of Votes
Affirmative	1,451,356,817.10	90.478
Against	59,751,642.97	3.725
Abstain	92,989,319.11	5.797
TOTAL	1,604,097,779.18	100.000
PROPOSAL 10
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes	% of Votes
Affirmative	1,453,764,730.70	90.628
Against	57,576,166.97	3.590
Abstain	92,756,881.51	5.782
TOTAL	1,604,097,779.18	100.000
A Denotes trust-wide proposals and voting results. B Effective January 1, 2005.

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

VIPHI-ANN-0205
1.540029.107

Fidelity® Variable Insurance Products:

Money Market Portfolio

Annual Report

December 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	3	How the fund has done over time.
Shareholder Expense Example	4	An example of shareholder expenses.
Investment Summary	5	A summary of the fund's investments at period end.
Investments	6	A complete list of the fund's investments.
Financial Statements	10	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	14	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	16
Trustees and Officers	17
Proxy Voting Results	22

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-5429 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Money Market Portfolio

Fidelity Variable Insurance Products: Money Market Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2004	Past 1 year	Past 5 years	Past 10 years
Fidelity VIP: Money Market - Initial Class	1.21%	2.86%	4.16%
Fidelity VIP: Money Market - Service Class A	1.10%	2.77%	4.12%
Fidelity VIP: Money Market - Service Class 2 B	0.95%	2.62%	4.04%

A The initial offering of Service Class shares took place on July 7, 2000. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to July 7, 2000 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class' 12b-1 fee been reflected, returns prior to July 7, 2000 would have been lower.

B The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee), and returns prior to January 12, 2000 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

Yield

	12/28/04	9/28/04	6/29/04	3/30/04	12/30/03
Fidelity VIP Money Market - Initial Class	1.91%	1.47%	1.03%	0.92%	0.99%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year.

Annual Report

Fidelity Variable Insurance Products: Money Market Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period* July 1, 2004 to December 31, 2004
Initial Class
Actual	$ 1,000.00	$ 1,007.40	$ 1.46
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.48
Service Class
Actual	$ 1,000.00	$ 1,006.80	$ 2.02
HypotheticalA	$ 1,000.00	$ 1,023.13	$ 2.03
Service Class 2
Actual	$ 1,000.00	$ 1,006.10	$ 2.77
HypotheticalA	$ 1,000.00	$ 1,022.37	$ 2.80

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.29%
Service Class	.40%
Service Class 2.55%

Money Market Portfolio

Fidelity Variable Insurance Products: Money Market Portfolio

Investment Summary

Maturity Diversification
Days	% of fund's investments 12/31/04
0 - 30	34.6
31 - 90	44.8
91 - 180	19.2
181 - 397	1.4
Weighted Average Maturity
12/31/04
Fidelity Variable Insurance Products: Money Market Portfolio	56 Days
Asset Allocation (% of fund's net assets)
As of December 31, 2004
Corporate Bond	1.6%
Commercial Paper	17.5%
Bank CDs, BAs, TDs, and Notes	53.0%
Government Securities	19.6%
Repurchase Agreements	8.9%
Net Other Assets*	(0.6)%

* Net Other Assets are not included in the pie chart.

Annual Report

Fidelity Variable Insurance Products: Money Market Portfolio

Investments December 31, 2004

Showing Percentage of Net Assets

Corporate Bonds - 1.6%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Bell Trace Obligated Group
1/7/05	2.50% (b)	$ 11,600,000	$ 11,600,000
Citigroup, Inc.
12/1/05	2.95	9,735,000	10,056,742
Deutsche Telekom International Finance BV
6/15/05	2.68	1,050,000	1,075,500
6/15/05	2.70	140,000	143,383
6/15/05	2.71	205,000	209,949
6/15/05	2.83	35,000	35,843
6/15/05	2.84	110,000	112,645
6/15/05	2.85	95,000	97,276
6/15/05	2.88	55,000	56,311
TOTAL CORPORATE BONDS			23,387,649
Certificates of Deposit - 20.0%

Domestic Certificates Of Deposit - 1.2%
Washington Mutual Bank, California
1/27/05	1.90	7,000,000	7,000,050
6/13/05	2.70	10,000,000	10,000,000
			17,000,050
London Branch, Eurodollar, Foreign Banks - 7.7%
Barclays Bank PLC
2/28/05	1.93	25,000,000	25,000,000
Calyon
2/22/05	1.87	15,000,000	15,000,000
Dresdner Bank AG
2/1/05	2.02	15,000,000	15,000,000
ING Bank NV
1/4/05	1.98	15,000,000	15,000,000
Societe Generale
3/7/05	2.00	20,000,000	20,000,000
4/21/05	2.55	20,000,000	20,000,000
			110,000,000
New York Branch, Yankee Dollar, Foreign Banks - 11.1%
Bank of Tokyo-Mitsubishi Ltd.
1/31/05	2.41	15,000,000	15,000,000
BNP Paribas SA
1/24/05	2.33 (b)	10,000,000	9,997,629
2/14/05	1.95	15,000,000	15,000,000
Canadian Imperial Bank of Commerce
1/18/05	2.45 (b)	20,000,000	20,000,000
1/28/05	2.36 (b)	25,000,000	24,998,443
HBOS Treasury Services PLC
3/4/05	2.39 (b)	20,000,000	20,000,000

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Landesbank Baden-Wuerttemberg
2/25/05	2.31% (b)	$ 15,000,000	$ 14,998,225
3/7/05	2.37 (b)	5,000,000	4,999,730
Societe Generale
1/10/05	2.28 (b)	5,000,000	4,999,726
1/18/05	2.34 (b)	15,000,000	14,997,516
Societe Generale NA
5/9/05	2.53	4,000,000	3,984,336
Unicredito Italiano Spa
2/14/05	2.21 (b)	10,000,000	9,997,969
			158,973,574
TOTAL CERTIFICATES OF DEPOSIT			285,973,624
Commercial Paper - 17.2%

Bank of America Corp.
3/16/05	2.06	20,000,000	19,916,133
4/5/05	2.16	15,000,000	14,916,183
Bradford & Bingley PLC
1/28/05	2.12	5,000,000	4,992,106
Charta LLC
2/10/05	2.25	5,000,000	4,987,556
Comcast Corp.
1/3/05	2.59	1,000,000	999,856
1/18/05	2.67	3,000,000	2,996,232
DaimlerChrysler NA Holding Corp.
1/24/05	2.56	2,000,000	1,996,729
1/25/05	2.58	5,000,000	4,991,433
Dominion Resources, Inc.
1/12/05	2.44	700,000	699,478
Dorada Finance, Inc.
3/10/05	2.04 (a)	5,000,000	4,980,922
3/14/05	2.03 (a)	15,000,000	14,939,700
Dresdner U.S. Finance, Inc.
1/24/05	1.98	5,000,000	4,993,715
Ford Motor Credit Co.
1/6/05	2.63	4,000,000	3,998,539
1/13/05	2.51	10,000,000	9,991,667
General Electric Capital Corp.
2/1/05	1.90	15,000,000	14,975,717
2/11/05	1.87	10,000,000	9,978,931
Grampian Funding Ltd.
2/10/05	1.97	10,000,000	9,978,333
4/8/05	2.45	5,000,000	4,967,263
4/19/05	2.20	10,000,000	9,934,600
6/20/05	2.72	5,000,000	4,936,722
John Deere Capital Corp.
1/14/05	2.43	1,000,000	999,123
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Jupiter Securitization Corp.
6/20/05	2.70%	$ 10,629,000	$ 10,495,488
Kellogg Co.
1/10/05	2.42	500,000	499,698
Motown Notes Program
1/18/05	2.22	5,000,000	4,994,782
2/1/05	2.16	5,000,000	4,990,743
2/7/05	2.27	19,000,000	18,955,867
Nordea North America, Inc.
5/23/05	2.53	15,000,000	14,852,083
Paradigm Funding LLC
1/7/05	2.30 (b)	5,000,000	4,999,925
2/24/05	1.94	15,000,000	14,956,800
Park Granada LLC
2/8/05	2.25	10,000,000	9,976,356
Westpac Capital Corp.
3/2/05	2.31	10,250,000	10,210,879
TOTAL COMMERCIAL PAPER			246,103,559
Federal Agencies - 19.6%

Fannie Mae - 7.3%
Agency Coupons - 7.3%
2/15/05	1.40	5,000,000	5,000,000
2/25/05	1.40	25,000,000	25,000,000
3/29/05	1.40	15,000,000	15,000,000
5/4/05	1.54	20,000,000	20,000,000
5/13/05	1.59	20,000,000	20,000,000
5/16/05	1.63	5,000,000	5,000,000
6/3/05	1.84	5,000,000	5,000,000
9/12/05	2.31	10,000,000	10,000,000
			105,000,000
Federal Home Loan Bank - 12.3%
Agency Coupons - 12.3%
2/25/05	1.40	15,000,000	15,000,000
2/25/05	1.82	5,000,000	4,996,906
3/11/05	1.44	35,000,000	35,000,000
4/1/05	1.40	55,000,000	54,999,999
4/1/05	1.45	10,240,000	10,238,768
4/27/05	1.30	10,000,000	10,000,000
4/27/05	1.74	5,000,000	4,993,134
4/28/05	1.35	5,000,000	5,000,000
4/29/05	2.03	5,000,000	4,989,167
5/2/05	1.92	5,000,000	4,991,020
5/3/05	1.37	20,000,000	20,000,000
5/16/05	1.65	5,000,000	5,000,000
			175,208,994
TOTAL FEDERAL AGENCIES			280,208,994
Master Notes - 4.4%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
General Motors Acceptance Corp. Mortgage Credit
1/3/05	2.88% (e)	$ 10,000,000	$ 9,998,404
1/3/05	2.92 (e)	4,000,000	3,999,353
Goldman Sachs Group, Inc.
1/10/05	2.06 (b)(e)	7,000,000	7,000,000
2/28/05	2.43 (b)(e)	36,000,000	36,000,000
4/12/05	2.12 (e)	5,000,000	5,000,000
TOTAL MASTER NOTES			61,997,757
Medium-Term Notes - 21.2%

American Express Credit Corp.
1/5/05	2.38 (b)	10,000,000	10,000,822
Bank of New York Co., Inc.
1/27/05	2.44 (a)(b)	15,000,000	15,000,000
Bank of Scotland Treasury Services PLC
3/14/05	2.53 (a)(b)	10,000,000	10,001,272
Bayerische Landesbank Girozentrale
2/19/05	2.30 (b)	15,000,000	15,000,000
BellSouth Telecommunications
3/4/05	2.50 (b)	5,000,000	5,000,000
Citigroup Global Markets Holdings, Inc.
3/7/05	2.50 (b)	5,000,000	5,002,442
Countrywide Home Loans, Inc.
1/18/05	2.14 (b)	10,000,000	9,998,834
Descartes Funding Trust
1/18/05	2.40 (b)	5,000,000	5,000,000
General Electric Capital Corp.
1/10/05	2.46 (b)	25,000,000	25,000,000
1/17/05	2.51 (b)	20,000,000	20,000,000
HBOS Treasury Services PLC
3/24/05	2.55 (b)	20,000,000	20,000,000
Morgan Stanley
1/3/05	2.37 (b)	2,000,000	2,000,000
1/4/05	2.33 (b)	5,000,000	5,000,000
1/18/05	2.40 (b)	5,000,000	5,000,000
1/18/05	2.52 (b)	25,000,000	25,004,623
1/27/05	2.43 (b)	11,000,000	11,000,385
National City Bank
3/1/05	2.32 (b)	10,000,000	9,998,759
RACERS
1/24/05	2.41 (a)(b)	15,000,000	15,000,000
SBC Communications, Inc.
6/5/05	2.39 (a)	4,000,000	4,028,398
SouthTrust Bank, Alabama
2/2/05	2.23 (b)	25,000,000	25,008,583
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Verizon Global Funding Corp.
3/15/05	2.60% (b)	$ 50,000,000	$ 50,000,242
Westpac Banking Corp.
3/14/05	2.39 (b)	10,000,000	9,998,640
TOTAL MEDIUM-TERM NOTES			302,043,000
Short-Term Notes - 5.8%

Jackson National Life Insurance Co.
1/3/05	2.15 (b)(e)	7,000,000	7,000,000
Metropolitan Life Insurance Co.
1/3/05	2.20 (b)(e)	10,000,000	10,000,000
1/28/05	2.46 (a)(b)	5,000,000	5,000,000
2/1/05	2.32 (b)(e)	5,000,000	5,000,000
Monumental Life Insurance Co.
1/1/05	2.42 (b)(e)	5,000,000	5,000,000
1/1/05	2.45 (b)(e)	5,000,000	5,000,000
New York Life Insurance Co.
1/3/05	2.14 (b)(e)	30,000,000	30,000,000
Pacific Life Insurance Co.
3/11/05	2.62 (b)(e)	5,000,000	5,000,000
Transamerica Occidental Life Insurance Co.
2/1/05	2.33 (b)(e)	10,000,000	10,000,000
TOTAL SHORT-TERM NOTES			82,000,000
Municipal Securities - 1.9%

New York State Hsg. Fin. Svc. Contract Rev. Series 2003 H, 2.45%, LOC Dexia Cr. Local de France, VRDN (b)		11,000,000	11,000,000
San Jose Redev. Agcy. Rev. Series A, 2.45%, LOC JPMorgan Chase Bank, VRDN (b)(c)		11,250,000	11,250,000
West Baton Rouge Parish Indl. District #3 Rev. Bonds (Dow Chemical Co. Proj.) Series 1995, 2.4% tender 1/5/05, CP mode		5,200,000	5,200,000
TOTAL MUNICIPAL SECURITIES			27,450,000
Repurchase Agreements - 8.9%
	Maturity Amount	Value (Note 1)
In a joint trading account (Collateralized by U.S. Government Obligations dated 12/31/04 due 1/3/05 At 2.32%)	$ 98,019	$ 98,000
With:
Banc of America Securities LLC At 2.37%, dated 12/31/04 due 1/3/05 (Collateralized by Commercial Paper Obligations with principal amounts of $15,320,717, 2.44%, 1/19/05)	15,002,963	15,000,000
Goldman Sachs & Co. At:
2.41%, dated 12/31/04 due 1/3/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $2,003,978, 4.88%, 1/12/38)	2,000,402	2,000,000
2.43%, dated 11/22/04 due 2/18/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $25,084,688, 5.25% - 7.14%, 12/15/12 - 2/25/44) (b)(d)	20,118,800	20,000,000
J.P. Morgan Securities, Inc. At 2.38%, dated 12/15/04 due 2/3/05 (Collateralized by Corporate Obligations with principal amounts of $25,120,000, 6.05% - 7.38%, 6/20/08 - 2/15/24)	24,079,333	24,000,000
Lehman Brothers, Inc. At 2.43%, dated 12/31/04 due 1/3/05 (Collateralized by Equity Securities valued at $24,639,109)	23,004,658	23,000,000
Repurchase Agreements - continued
	Maturity Amount	Value (Note 1)
With: - continued
Merrill Lynch, Pierce, Fenner & Smith At 2.46%, dated 11/8/04 due 2/1/05 (Collateralized by Corporate Obligations with principal amounts of $24,810,000, 6.85%, 5/1/29) (b)(d)	$ 23,133,592	$ 23,000,000
Morgan Stanley & Co. At 2.38%, dated 12/15/04 due 2/3/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $26,590,879, 3.9% - 6.13%, 8/25/32 - 8/25/34)	20,066,111	20,000,000
TOTAL REPURCHASE AGREEMENTS		127,098,000
TOTAL INVESTMENT PORTFOLIO - 100.6%	1,436,262,583
NET OTHER ASSETS - (0.6)%	(9,009,474)
NET ASSETS - 100%	$ 1,427,253,109
Total Cost for Federal Income Tax Purposes $ 1,436,262,583
Security Type Abbreviations
CP	-	Commercial Paper
VRDN	-	Variable Rate Demand Note
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to 68,950,292 or 4.8% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $138,997,758 or 9.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
General Motors Acceptance Corp. Mortgage Credit: 2.88%, 1/3/05	12/1/04	$ 9,998,404
2.92%, 1/3/05	12/1/04	$ 3,999,353
Goldman Sachs Group, Inc.: 2.06%, 1/10/05	7/8/04	$ 7,000,000
2.12%, 4/12/05	9/14/04	$ 5,000,000
2.43%, 2/28/05	8/26/04	$ 36,000,000
Jackson National Life Insurance Co. 2.15%, 1/3/05	3/31/03	$ 7,000,000
Metropolitan Life Insurance Co.: 2.2%, 1/3/05	3/26/02	$ 10,000,000
2.32%, 2/1/05	2/24/03	$ 5,000,000
Monumental Life Insurance Co.: 2.42%, 1/1/05	9/17/98	$ 5,000,000
2.45, 1/1/05	3/12/99	$ 5,000,000
New York Life Insurance Co. 2.14%, 1/3/05	2/28/02 - 12/19/02	$ 30,000,000
Pacific Life Insurance Co 2.62%, 3/11/05	3/10/03	$ 5,000,000
Transamerica Occidental Life Insurance Co. 2.33%, 2/1/05	4/28/00	$ 10,000,000
Income Tax Information
At December 31, 2004, the fund had a capital loss carryforward of approximately $284,000 of which $109,000 and $175,000 will expire on December 31, 2011 and 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

December 31, 2004
Assets
Investment in securities, at value (including repurchase agreements of $127,098,000) (cost $1,436,262,583) - See accompanying schedule		$ 1,436,262,583
Cash		181,340
Receivable for fund shares sold		1,447,892
Interest receivable		3,372,555
Prepaid expenses		6,391
Other affiliated receivables		740
Other receivables		10
Total assets		1,441,271,511

Liabilities
Payable for investments purchased	$ 10,118,802
Payable for fund shares redeemed	3,382,769
Accrued management fee	234,506
Distribution fees payable	4,914
Other affiliated payables	97,414
Other payables and accrued expenses	179,997
Total liabilities		14,018,402

Net Assets		$ 1,427,253,109
Net Assets consist of:
Paid in capital		$ 1,427,486,892
Undistributed net investment income		49,905
Accumulated undistributed net realized gain (loss) on investments		(283,688)
Net Assets		$ 1,427,253,109

Initial Class: Net Asset Value, offering price and redemption price per share ($1,392,448,817 ÷ 1,392,654,760 shares)		$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($13,905,448 ÷ 13,906,161 shares)		$ 1.00

Service Class 2: Net Asset Value, offering price and redemption price per share ($20,898,844 ÷ 20,900,582 shares)		$ 1.00

Statement of Operations

Year ended December 31, 2004
Investment Income
Interest		$ 24,719,517

Expenses
Management fee	$ 3,278,063
Transfer agent fees	1,109,423
Distribution fees	43,872
Accounting fees and expenses	180,343
Non-interested trustees' compensation	9,503
Custodian fees and expenses	36,714
Audit	37,379
Legal	3,797
Miscellaneous	246,179
Total expenses before reductions	4,945,273
Expense reductions	(504)	4,944,769
Net investment income		19,774,748
Net realized gain (loss) on investment securities		(174,987)
Net increase in net assets resulting from operations		$ 19,599,761

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Fidelity Variable Insurance Products: Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2004	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 19,774,748	$ 23,975,974
Net realized gain (loss)	(174,987)	(133,557)
Net increase in net assets resulting from operations	19,599,761	23,842,417
Distributions to shareholders from net investment income	(19,778,361)	(23,975,974)
Share transactions - net increase (decrease)	(412,681,844)	(920,442,277)
Total increase (decrease) in net assets	(412,860,444)	(920,575,834)

Net Assets
Beginning of period	1,840,113,553	2,760,689,387
End of period (including undistributed net investment income of $49,905 and $0, respectively)	$ 1,427,253,109	$ 1,840,113,553
Other Information:
Share Transactions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
Shares Sold	830,419,484	47,818,461	22,301,596
Reinvested	19,434,528	224,941	96,802
Redeemed	(1,274,668,391)	(53,743,207)	(4,566,058)
Net increase (decrease)	(424,814,379)	(5,699,805)	17,832,340

Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
Shares Sold	6,056,411,700	54,027,987	82,930,007
Reinvested	23,602,029	128,154	208,645
Redeemed	(6,967,511,919)	(42,565,009)	(127,673,871)
Net increase (decrease)	(887,498,190)	11,591,132	(44,535,219)

Distributions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
From net investment income	$ 19,434,556	$ 247,002	$ 96,803
	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
From net investment income	$ 23,625,076	$ 137,269	$ 213,629

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.012	.010	.017	.041	.062
Distributions from net investment income	(.012)	(.010)	(.017)	(.041)	(.062)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A, B	1.21%	1.00%	1.69%	4.18%	6.30%
Ratios to Average Net Assets C
Expenses before expense reductions	.29%	.29%	.29%	.28%	.33%
Expenses net of voluntary waivers, if any	.29%	.29%	.29%	.28%	.33%
Expenses net of all reductions	.29%	.29%	.29%	.28%	.33%
Net investment income	1.18%	1.00%	1.68%	3.99%	6.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,392,449	$ 1,817,440	$ 2,705,069	$ 2,753,379	$ 2,233,342

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Years ended December 31,	2004	2003	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.011	.009	.016	.040	.031
Distributions from net investment income	(.011)	(.009)	(.016)	(.040)	(.031)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	1.10%	.90%	1.61%	4.10%	3.06%
Ratios to Average Net Assets F
Expenses before expense reductions	.40%	.38%	.39%	.39%	.47% A
Expenses net of voluntary waivers, if any	.40%	.38%	.39%	.39%	.45% A
Expenses net of all reductions	.40%	.38%	.39%	.39%	.45% A
Net investment income	1.08%	.91%	1.58%	3.87%	6.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,905	$ 19,606	$ 8,017	$ 6,143	$ 103

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E For the period July 7, 2000 (commencement of sale of shares) to December 31, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Financial Highlights - Service Class 2

Years ended December 31,	2004	2003	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.009	.007	.014	.039	.058
Distributions from net investment income	(.009)	(.007)	(.014)	(.039)	(.058)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.95%	.75%	1.45%	3.96%	5.89%
Ratios to Average Net Assets F
Expenses before expense reductions	.55%	.54%	.54%	.55%	.96% A
Expenses net of voluntary waivers, if any	.55%	.54%	.54%	.55%	.60% A
Expenses net of all reductions	.55%	.54%	.54%	.55%	.60% A
Net investment income	.93%	.75%	1.43%	3.71%	5.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,899	$ 3,068	$ 47,604	$ 40,267	$ 108

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2004

1. Significant Accounting Policies.

Money Market Portfolio (the fund) is a fund of Variable Insurance Products (the trust) (referred to in this report as Fidelity Variable Insurance Products: Money Market Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations, corporate obligations and mortgage loan obligations which may be below investment-grade quality, and equity securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged ..13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the fund's gross annualized yield. The rate increases as the fund's gross yield increases.

Money Market Portfolio

Notes to Financial Statements - continued

3. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

During the period the income-based portion of this fee was $1,173,053 or an annual rate of .07% of the fund's average net assets. For the period, the fund's total annual management fee rate was .20% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 22,272
Service Class 2	21,600
$ 43,872

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 1,087,334
Service Class	15,939
Service Class 2	6,150
$ 1,109,423

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. At period end there were no interfund loans outstanding. The fund's activity in this program during the period was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
VIP: Money Market	Lender	$ 8,038,737	1.25%	$ 5,311	-

4. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $504.

5. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 62% of the total outstanding shares of the fund and one otherwise unaffiliated shareholder was the owner of record of 14% of the total outstanding shares of the fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund and the Shareholders of Money Market Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Portfolio (a fund of Variable Insurance Products Fund) at December 31, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Money Market Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2005

Money Market Portfolio

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 233 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-5429.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1976

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of VIP Money Market (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Trustees and Officers - continued

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 2000

Vice President of VIP Money Market. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

David L. Murphy (56)

Year of Election or Appointment: 2002

Vice President of VIP Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

James K. Miller (41)

Year of Election or Appointment: 2003

Vice President of VIP Money Market. Mr. Miller also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Miller worked as a taxable credit analyst and manager.

Eric D. Roiter (56)

Year of Election or Appointment: 2000

Secretary of VIP Money Market. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Vice President and Secretary of FDC; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present).

Stuart Fross (45)
Year of Election or Appointment: 2003 Assistant Secretary of VIP Money Market. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of VIP Money Market. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of VIP Money Market. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of VIP Money Market. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of VIP Money Market. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of VIP Money Market. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)
Year of Election or Appointment: 1986 Assistant Treasurer of VIP Money Market. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of VIP Money Market. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of VIP Money Market. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP Money Market. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on December 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	15,331,508,529.96	81.853
Against	2,429,553,894.02	12.972
Abstain	969,378,618.94	5.175
TOTAL	18,730,441,042.92	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
J. Michael Cook
Affirmative	17,770,642,454.98	94.876
Withheld	959,798,587.94	5.124
TOTAL	18,730,441,042.92	100.000
Ralph F. Cox
Affirmative	17,759,356,374.26	94.815
Withheld	971,084,668.66	5.185
TOTAL	18,730,441,042.92	100.000
Laura B. Cronin
Affirmative	17,797,888,742.24	95.021
Withheld	932,552,300.68	4.979
TOTAL	18,730,441,042.92	100.000
Dennis J. DirksB
Affirmative	17,802,602,074.45	95.046
Withheld	927,838,968.47	4.954
TOTAL	18,730,441,042.92	100.000
Robert M. Gates
Affirmative	17,784,855,823.58	94.952
Withheld	945,585,219.34	5.048
TOTAL	18,730,441,042.92	100.000
George H. Heilmeier
Affirmative	17,768,875,556.56	94.866
Withheld	961,565,486.36	5.134
TOTAL	18,730,441,042.92	100.000
Abigail P. Johnson
Affirmative	17,781,929,073.06	94.936
Withheld	948,511,969.86	5.064
TOTAL	18,730,441,042.92	100.000
Edward C. Johnson 3d
Affirmative	17,752,140,336.45	94.777
Withheld	978,300,706.47	5.223
TOTAL	18,730,441,042.92	100.000
Donald J. Kirk
Affirmative	17,772,467,361.45	94.885
Withheld	957,973,681.47	5.115
TOTAL	18,730,441,042.92	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	17,776,922,254.30	94.909
Withheld	953,518,788.62	5.091
TOTAL	18,730,441,042.92	100.000
Ned C. Lautenbach
Affirmative	17,804,221,564.95	95.055
Withheld	926,219,477.97	4.945
TOTAL	18,730,441,042.92	100.000
Marvin L. Mann
Affirmative	17,763,277,607.06	94.836
Withheld	967,163,435.86	5.164
TOTAL	18,730,441,042.92	100.000
William O. McCoy
Affirmative	17,758,560,162.11	94.811
Withheld	971,880,880.81	5.189
TOTAL	18,730,441,042.92	100.000
Robert L. Reynolds
Affirmative	17,806,026,904.06	95.065
Withheld	924,414,138.86	4.935
TOTAL	18,730,441,042.92	100.000
Cornelia M. SmallB
Affirmative	17,798,878,892.31	95.026
Withheld	931,562,150.61	4.974
TOTAL	18,730,441,042.92	100.000
William S. Stavropoulos
Affirmative	17,786,496,107.78	94.960
Withheld	943,944,935.14	5.040
TOTAL	18,730,441,042.92	100.000
PROPOSAL 10
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes	% of Votes
Affirmative	1,322,266,118.44	88.289
Against	69,140,366.32	4.617
Abstain	106,243,856.98	7.094
TOTAL	1,497,650,341.74	100.000
A Denotes trust-wide proposals and voting results. B Effective January 1, 2005.

Money Market Portfolio

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

VIPMM-ANN-0205
1.701157.107

Fidelity® Variable Insurance Products:

Overseas Portfolio

Annual Report

December 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	3	How the fund has done over time.
Management's Discussion	4	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	5	An example of shareholder expenses.
Investment Summary	6	A summary of the fund's investments at period end.
Investments	7	A complete list of the fund's investments with their market values.
Financial Statements	10	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	15	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	19
Trustees and Officers	20
Distributions	25
Proxy Voting Results	26

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-5429 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Overseas Portfolio

Fidelity Variable Insurance Products: Overseas Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of a class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2004	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Overseas - Initial Class	13.57%	-3.71%	6.31%
Fidelity VIP: Overseas - Service Class A	13.49%	-3.80%	6.24%
Fidelity VIP: Overseas - Service Class 2 B	13.31%	-3.89%	6.19%

A The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset-based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower.

B The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based distribution fee (12b-1 fee). Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class, and do not include the effects of a 12b-1 fee. Had Service Class 2 shares' 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Overseas Portfolio - Initial Class on December 31, 1994. The chart shows how the value of your investment would have changed, and also shows how the MSCI® EAFE Index performed over the same period.

Annual Report

Fidelity Variable Insurance Products: Overseas Portfolio

Management's Discussion of Fund Performance

Comments from Rick Mace, Portfolio Manager of Fidelity® Variable Insurance Products: Overseas Portfolio

Most of the world's major stock markets posted solid gains for the year ending December 31, 2004. The Morgan Stanley Capital InternationalSM Europe, Australasia, Far East (MSCI® EAFE®) Index - designed to represent the performance of developed stock markets outside the United States and Canada - gained 20.42%, compared to 10.88% for the Standard & Poor's 500SM Index. A weak U.S. dollar relative to most foreign currencies was partly responsible for the performance disparity. On a regional basis, Europe was one of the top performers. Many investors felt European stocks offered better valuations and brighter earnings prospects than U.S. equities. Latin American countries, many of which are exporters of oil and raw materials that received strong support from high commodity prices, also did well. Conversely, Japan underperformed, as early optimism was eroded by disappointing economic indicators and concerns about the impact of China's economic slowdown on exports. Meanwhile, some Asian emerging markets, such as Taiwan and Indonesia, suffered from a deceleration in corporate capital spending.

For the one-year period ending December 31, 2004, the return of Overseas Portfolio trailed the advances of both the MSCI EAFE index and the
LipperSM Variable Annuity International Funds Average, the latter of which rose 18.20%. The fund's overweighting in two poor-performing market groups - semiconductors and diversified financials - caused the bulk of its performance shortfall relative to the index. Notable detractors included semiconductor equipment manufacturers Tokyo Electron, Netherlands-based ASML Holding and Taiwanese chip maker United Microelectronics, as well as Japanese brokerage stocks Nikko Cordial and Nomura Holdings. The semiconductor industry was the worst-performing component of the index during the past 12 months. On the positive side of the ledger, overweighting strong-performing energy stocks relative to the index was helpful. France-based energy producer Total SA and Canada's Talisman Energy were noteworthy standouts for the fund. Elsewhere, overweighting a couple of strong-performing stocks in the telecommunication services sector helped offset some of the fund's weakness in other areas. Specifically, holdings in U.K.-based mobile communications provider mmO2 and Germany-based Deutsche Telekom performed quite well.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Overseas Portfolio

Fidelity Variable Insurance Products: Overseas Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would have been higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would have been higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period * July 1, 2004 to December 31, 2004
Initial Class
Actual	$ 1,000.00	$ 1,124.60	$ 4.97
Hypothetical A	$ 1,000.00	$ 1,020.46	$ 4.72
Service Class
Actual	$ 1,000.00	$ 1,123.70	$ 5.50
Hypothetical A	$ 1,000.00	$ 1,019.96	$ 5.23
Service Class 2
Actual	$ 1,000.00	$ 1,123.40	$ 6.30
Hypothetical A	$ 1,000.00	$ 1,019.20	$ 5.99
Initial Class R
Actual	$ 1,000.00	$ 1,124.80	$ 4.97
Hypothetical A	$ 1,000.00	$ 1,020.46	$ 4.72
Service Class R
Actual	$ 1,000.00	$ 1,124.50	$ 5.50
Hypothetical A	$ 1,000.00	$ 1,019.96	$ 5.23
Service Class 2R
Actual	$ 1,000.00	$ 1,123.40	$ 6.30
Hypothetical A	$ 1,000.00	$ 1,019.20	$ 5.99

A 5% return per year before expenses

*Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.93%
Service Class	1.03%
Service Class 2	1.18%
Initial Class R	.93%
Service Class R	1.03%
Service Class 2R	1.18%

Annual Report

Fidelity Variable Insurance Products: Overseas Portfolio

Investment Summary

Top Five Stocks as of December 31, 2004
% of fund's net assets
Vodafone Group PLC (United Kingdom)	4.4
Allianz AG (Reg.) (Germany)	3.4
ASML Holding NV (Netherlands)	3.2
Total SA Series B (France)	2.7
UBS AG (Reg.) (Switzerland)	2.5
16.2
Top Five Market Sectors as of December 31, 2004
% of fund's net assets
Financials	29.6
Information Technology	18.9
Telecommunication Services	9.5
Consumer Discretionary	8.8
Health Care	7.9
Top Five Countries as of December 31, 2004
(excluding cash equivalents)	% of fund's net assets
Japan	18.3
United Kingdom	14.6
France	10.2
Germany	10.0
Switzerland	9.2

Overseas Portfolio

Fidelity Variable Insurance Products: Overseas Portfolio

Investments December 31, 2004

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value (Note 1)
Australia - 0.7%
CSL Ltd.	698,840	$ 15,993,093
Belgium - 0.4%
Fortis	316,000	8,723,430
Brazil - 3.0%
Aracruz Celulose SA sponsored ADR	291,400	10,985,780
Banco Bradesco SA sponsored ADR (non-vtg.)	489,000	12,254,340
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	133,900	10,065,263
Tele Norte Leste Participacoes SA ADR (non-vtg.)	473,600	7,989,632
Uniao de Bancos Brasileiros SA (Unibanco) GDR	355,000	11,260,600
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	391,900	7,944,238
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	637,250	10,323,450
TOTAL BRAZIL		70,823,303
Canada - 2.7%
Alcan, Inc.	165,700	8,119,300
EnCana Corp.	289,500	16,501,500
Research In Motion Ltd. (a)	224,600	18,488,323
Talisman Energy, Inc.	691,300	18,636,296
Tembec, Inc. (a)	304,500	1,829,537
TOTAL CANADA		63,574,956
China - 0.6%
BYD Co. Ltd. (H Shares)	683,600	1,811,723
China Telecom Corp. Ltd. sponsored ADR	200,280	7,370,304
Global Bio-Chem Technology Group Co. Ltd.	6,618,000	4,342,296
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	516,250	24,574
People's Food Holdings Ltd.	1,700,000	1,562,404
TOTAL CHINA		15,111,301
Denmark - 0.7%
Coloplast AS Series B (d)	54,400	2,981,651
Danske Bank AS	163,300	4,996,457
Novo Nordisk AS Series B	162,100	8,840,313
TOTAL DENMARK		16,818,421
Finland - 1.9%
Nokia Corp.	2,829,150	44,332,780
France - 10.2%
Accor SA	203,282	8,882,300
Alcatel SA sponsored ADR (a)	1,655,300	25,872,339
AXA SA	710,604	17,587,449
BNP Paribas SA	376,602	27,229,874
Credit Agricole SA	113,400	3,415,087
Dassault Systemes SA	113,914	5,733,064
France Telecom SA	472,561	15,632,318
L'Oreal SA	81,395	6,166,755

	Shares	Value (Note 1)
Lagardere S.C.A. (Reg.)	41,700	$ 3,003,768
Pernod-Ricard	95,000	14,523,903
Sanofi-Aventis sponsored ADR	518,200	20,753,910
Thomson SA	240,300	6,340,291
Total SA Series B	287,300	63,114,064
Vivendi Universal SA sponsored ADR (a)	777,500	24,934,425
TOTAL FRANCE		243,189,547
Germany - 10.0%
Allianz AG (Reg.)	603,400	80,191,858
BASF AG	298,725	21,514,175
Bayerische Hypo-und Vereinsbank AG (a)	454,900	10,305,480
Deutsche Boerse AG	240,939	14,472,732
Deutsche Telekom AG sponsored ADR (a)	2,104,700	47,734,596
E.ON AG	72,544	6,601,504
Infineon Technologies AG sponsored ADR (a)	893,900	9,743,510
RWE AG	164,060	9,058,013
SAP AG sponsored ADR	304,400	13,457,524
Siemens AG sponsored ADR	289,400	24,503,498
TOTAL GERMANY		237,582,890
Hong Kong - 1.5%
Esprit Holdings Ltd.	850,500	5,142,741
Hong Kong Exchanges & Clearing Ltd.	1,952,000	5,223,549
Hutchison Whampoa Ltd.	950,600	8,897,199
Techtronic Industries Co. Ltd.	6,544,000	14,270,379
Television Broadcasts Ltd.	734,000	3,408,990
TOTAL HONG KONG		36,942,858
India - 2.9%
Cipla Ltd.	1,160,697	8,528,775
Dr. Reddy's Laboratories Ltd.	151,900	3,039,229
HDFC Bank Ltd.	176,031	2,117,867
Housing Development Finance Corp. Ltd.	1,107,583	19,694,490
Infosys Technologies Ltd.	346,252	16,745,787
Reliance Industries Ltd.	367,900	4,539,843
Satyam Computer Services Ltd.	1,219,887	11,571,298
State Bank of India	179,400	2,933,242
TOTAL INDIA		69,170,531
Italy - 0.9%
ENI Spa	880,486	22,160,072
Japan - 18.3%
Advantest Corp.	221,800	19,033,701
Aeon Co. Ltd.	929,400	15,515,709
Canon, Inc.	221,500	12,018,590
Daiwa Securities Group, Inc.	2,814,000	20,329,591
FamilyMart Co. Ltd.	276,700	8,063,551
Honda Motor Co. Ltd.	260,800	13,592,896
Ito Yokado Ltd.	327,300	13,740,018
JAFCO Co. Ltd.	247,800	16,837,724
Mizuho Financial Group, Inc.	6,790	34,205,214
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Murata Manufacturing Co. Ltd.	229,700	$ 12,849,566
Nikko Cordial Corp.	5,323,000	28,218,189
Nitto Denko Corp.	263,200	14,440,926
Nomura Holdings, Inc.	2,127,000	30,969,121
ORIX Corp.	92,700	12,597,716
Ricoh Co. Ltd.	608,000	11,735,000
Rohm Co. Ltd.	108,600	11,238,505
Softbank Corp. (d)	362,100	17,640,135
Sumitomo Electric Industries Ltd.	852,000	9,274,432
Sumitomo Mitsui Financial Group, Inc. (d)	5,585	40,621,157
TDK Corp.	135,900	10,070,107
Tokyo Electron Ltd.	469,700	28,934,951
Toyota Motor Corp.	875,800	35,850,874
UFJ Holdings, Inc. (a)	1,980	12,004,101
Yahoo! Japan Corp. (a)	1,334	6,407,576
TOTAL JAPAN		436,189,350
Korea (South) - 3.5%
Honam Petrochemical Corp.	358,630	16,750,157
Hyundai Motor Co.	66,243	3,551,475
Kookmin Bank (a)	323,810	12,668,379
LG Electronics, Inc.	360,200	22,303,731
LG Petrochemical Co. Ltd.	178,050	4,471,890
Samsung Electro-Mechanics Co. Ltd. (a)	183,200	4,601,237
Samsung Electronics Co. Ltd.	21,660	9,426,035
Shinhan Financial Group Co. Ltd.	414,900	9,378,536
TOTAL KOREA (SOUTH)		83,151,440
Netherlands - 7.1%
Aegon NV	1,385,500	18,851,385
ASML Holding NV (a)(d)	4,718,139	75,065,591
EADS NV	355,600	10,318,305
ING Groep NV (Certificaten Van Aandelen)	926,624	28,030,376
Unilever NV (NY Shares)	154,100	10,280,011
VNU NV	547,525	16,139,850
Wolters Kluwer NV (Certificaten Van Aandelen)	514,275	10,304,139
TOTAL NETHERLANDS		168,989,657
Spain - 2.4%
Banco Bilbao Vizcaya Argentaria SA	840,600	14,912,242
Banco Santander Central Hispano SA	1,208,868	14,953,697
Telefonica SA	1,446,462	27,241,701
TOTAL SPAIN		57,107,640
Sweden - 0.7%
Telefonaktiebolaget LM Ericsson ADR (a)	521,800	16,431,482
Switzerland - 9.2%
ABB Ltd. (Reg.) (a)	1,551,851	8,648,255
Actelion Ltd. (Reg.) (a)	22,893	2,346,661
Compagnie Financiere Richemont unit	312,115	10,367,768

	Shares	Value (Note 1)
Credit Suisse Group (Reg.)	1,331,669	$ 56,183,115
Nestle SA (Reg.)	32,100	8,381,017
Novartis AG (Reg.)	792,392	40,047,492
Phonak Holding AG	170,412	5,608,364
Roche Holding AG (participation certificate)	227,849	26,035,315
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	4,450	3,110,645
UBS AG (Reg.)	696,987	58,435,390
TOTAL SWITZERLAND		219,164,022
Taiwan - 2.8%
Acer, Inc.	2,269,000	3,747,169
Hon Hai Precision Industries Co. Ltd.	2,110,109	9,757,346
Quanta Computer, Inc.	2,972,260	5,329,312
Taiwan Semiconductor Manufacturing Co. Ltd.	5,715,000	9,078,562
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	727,900	6,179,871
United Microelectronics Corp.	39,939,360	25,755,171
United Microelectronics Corp. sponsored ADR	796,300	2,810,939
Yageo Corp. (a)	9,414,000	3,375,892
TOTAL TAIWAN		66,034,262
United Kingdom - 14.6%
3i Group PLC	663,873	8,484,877
AstraZeneca PLC (United Kingdom)	497,100	18,089,469
BHP Billiton PLC	1,008,495	11,815,326
BP PLC	4,252,306	41,389,112
British Sky Broadcasting Group PLC (BSkyB)	631,200	6,807,531
Carphone Warehouse Group PLC	1,559,814	5,141,098
Hilton Group PLC	996,000	5,437,858
HSBC Holdings PLC (United Kingdom) (Reg.)	2,564,190	43,663,027
ITV PLC	4,352,554	8,791,289
Kesa Electricals PLC	1,433,748	7,772,801
Man Group PLC	611,067	17,261,675
Prudential PLC	1,160	10,084
Reckitt Benckiser PLC	331,800	10,022,300
Rio Tinto PLC (Reg.)	782,606	23,323,615
Smith & Nephew PLC	1,796,100	18,593,227
Tesco PLC	1,548,141	9,559,064
Vodafone Group PLC	38,147,725	104,448,467
Xstrata PLC	367,500	6,572,938
TOTAL UNITED KINGDOM		347,183,758
United States of America - 1.4%
Freeport-McMoRan Copper & Gold, Inc. Class B	344,900	13,185,527
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
Synthes, Inc.	77,867	$ 8,713,013
Telewest Global, Inc. (a)	724,379	12,734,583
TOTAL UNITED STATES OF AMERICA		34,633,123
TOTAL COMMON STOCKS (Cost $1,721,420,863)		2,273,307,916
Money Market Funds - 5.6%

Fidelity Cash Central Fund, 2.24% (b)	82,926,736	82,926,736
Fidelity Securities Lending Cash Central Fund, 2.23% (b)(c)	49,646,431	49,646,431
TOTAL MONEY MARKET FUNDS (Cost $132,573,167)		132,573,167
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $1,853,994,030)		2,405,881,083
NET OTHER ASSETS - (1.1)%		(25,904,251)
NET ASSETS - 100%		$ 2,379,976,832
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Income Tax Information

At December 31, 2004, the fund had a capital loss carryforward of approximately $472,630,000 of which $233,538,000, $191,786,000 and $47,306,000 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Overseas Portfolio

Financial Statements

Statement of Assets and Liabilities

December 31, 2004
Assets
Investment in securities, at value (including securities loaned of $47,243,590) (cost $1,853,994,030) - See accompanying schedule		$ 2,405,881,083
Foreign currency held at value (cost $22,846,483)		23,660,247
Receivable for fund shares sold		5,794,295
Dividends receivable		4,143,285
Interest receivable		136,963
Prepaid expenses		7,963
Other affiliated receivables		10,094
Other receivables		274,898
Total assets		2,439,908,828
Liabilities
Payable for fund shares redeemed	$ 6,629,143
Accrued management fee	1,397,303
Distribution fees payable	102,217
Other affiliated payables	261,313
Other payables and accrued expenses	1,895,589
Collateral on securities loaned, at value	49,646,431
Total liabilities		59,931,996
Net Assets		$ 2,379,976,832
Net Assets consist of:
Paid in capital		$ 2,300,419,130
Undistributed net investment income		1,867,057
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(473,792,313)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		551,482,958
Net Assets		$ 2,379,976,832
Calculation of Maximum Offering Price
Initial Class: Net Asset Value, offering price and redemption price per share ($1,491,484,922 ÷ 85,154,763 shares)		$ 17.51
Service Class: Net Asset Value, offering price and redemption price per share ($322,649,186 ÷ 18,498,260 shares)		$ 17.44
Service Class 2: Net Asset Value, offering price and redemption price per share ($319,707,841 ÷ 18,384,916 shares)		$ 17.39
Initial Class R: Net Asset Value, offering price and redemption price per share ($132,063,904 ÷ 7,549,785 shares)		$ 17.49
Service Class R: Net Asset Value, offering price and redemption price per share ($86,509,078 ÷ 4,964,551 shares)		$ 17.43
Service Class 2R: Net Asset Value, offering price and redemption price per share ($27,561,901 ÷ 1,593,209 shares)		$ 17.30

Statement of Operations

Year ended December 31, 2004
Investment Income
Dividends		$ 35,350,755
Interest		2,188,079
Security lending		1,280,975
		38,819,809
Less foreign taxes withheld		(4,024,449)
Total income		34,795,360

Expenses
Management fee	$ 15,178,054
Transfer agent fees	1,432,011
Distribution fees	930,529
Accounting and security lending fees	992,201
Non-interested trustees' compensation	11,307
Appreciation in deferred trustee compensation account	4,711
Custodian fees and expenses	736,386
Registration fees	195
Audit	67,736
Legal	5,915
Miscellaneous	631,165
Total expenses before reductions	19,990,210
Expense reductions	(914,176)	19,076,034
Net investment income (loss)		15,719,326
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (net of foreign taxes of $215,095)	146,199,544
Foreign currency transactions	(190,461)
Total net realized gain (loss)		146,009,083
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $2,494,712)	113,706,840
Assets and liabilities in foreign currencies	870,818
Total change in net unrealized appreciation (depreciation)		114,577,658
Net gain (loss)		260,586,741
Net increase (decrease) in net assets resulting from operations		$ 276,306,067

See accompanying notes which are an integral part of the financial statements.

Overseas Portfolio

Fidelity Variable Insurance Products: Overseas Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2004	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,719,326	$ 12,219,607
Net realized gain (loss)	146,009,083	(23,642,194)
Change in net unrealized appreciation (depreciation)	114,577,658	580,158,781
Net increase (decrease) in net assets resulting from operations	276,306,067	568,736,194
Distributions to shareholders from net investment income	(22,557,627)	(11,225,102)
Share transactions - net increase (decrease)	199,907,441	76,831,320
Redemption fees	51,279	30,862
Total increase (decrease) in net assets	453,707,160	634,373,274

Net Assets
Beginning of period	1,926,269,672	1,291,896,398
End of period (including undistributed net investment income of $1,867,057 and undistributed net investment income of $8,430,134, respectively)	$ 2,379,976,832	$ 1,926,269,672
Other Information:
Share Transactions	Year ended December 31, 2004
Shares	Initial Class	Service Class	Service Class 2	Initial Class R	Service Class R	Service Class 2R
Sold	14,747,796	5,622,052	11,770,833	5,679,220	1,860,289	1,379,237
Reinvested	1,047,651	175,526	101,002	30,931	41,469	4,934
Redeemed	(22,763,135)	(3,179,061)	(2,573,003)	(695,245)	(555,521)	(249,620)
Net increase (decrease)	(6,967,688)	2,618,517	9,298,832	5,014,906	1,346,237	1,134,551

Dollars Sold	$ 235,040,834	$ 88,487,632	$ 185,307,863	$ 89,613,678	$ 29,201,895	$ 21,125,719
Reinvested	16,877,656	2,818,947	1,619,063	497,678	665,579	78,704
Redeemed	(358,049,999)	(49,596,873)	(40,549,211)	(10,848,287)	(8,516,411)	(3,867,026)
Net increase (decrease)	$ (106,131,509)	$ 41,709,706	$ 146,377,715	$ 79,263,069	$ 21,351,063	$ 17,337,397

Share Transactions	Year ended December 31, 2003
Shares	Initial Class	Service Class	Service Class 2	Initial Class R	Service Class R	Service Class 2R
Sold	135,754,582	34,982,458	57,905,822	1,401,445	2,096,259	337,680
Reinvested	891,621	140,448	26,238	15,499	17,531	2,278
Redeemed	(138,456,054)	(35,447,830)	(53,234,293)	(307,443)	(140,438)	(29,586)
Net increase (decrease)	(1,809,851)	(324,924)	4,697,767	1,109,501	1,973,352	310,372

Dollars Sold	$ 1,613,667,675	$ 391,087,076	$ 672,794,854	$ 17,351,785	$ 25,897,371	$ 3,723,543
Reinvested	9,156,952	1,438,187	268,410	159,020	179,341	23,192
Redeemed	(1,637,501,847)	(397,130,238)	(618,521,317)	(3,679,685)	(1,677,969)	(405,030)
Net increase (decrease)	$ (14,677,220)	$ (4,604,975)	$ 54,541,947	$ 13,831,120	$ 24,398,743	$ 3,341,705

Distributions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2	Initial Class R	Service Class R	Service Class 2R
From net investment income	$ 16,877,656	$ 2,818,947	$ 1,619,063	$ 497,678	$ 665,579	$ 78,704

	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2	Initial Class R	Service Class R	Service Class 2R
From net investment income	$ 9,156,952	$ 1,438,187	$ 268,410	$ 159,020	$ 179,341	$ 23,192

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 15.59	$ 10.98	$ 13.88	$ 20.00	$ 27.44
Income from Investment Operations
Net investment income (loss) C	.13	.11	.10	.14	.19 D
Net realized and unrealized gain (loss)	1.97	4.60	(2.90)	(3.86)	(4.93)
Total from investment operations	2.10	4.71	(2.80)	(3.72)	(4.74)
Distributions from net investment income	(.18)	(.10)	(.10)	(.93)	(.31)
Distributions in excess of net investment income	-	-	-	-	(.06)
Distributions from net realized gain	-	-	-	(1.47)	(2.33)
Total distributions	(.18)	(.10)	(.10)	(2.40)	(2.70)
Redemption fees added to paid in capital C	- F	- F	- F	-	-
Net asset value, end of period	$ 17.51	$ 15.59	$ 10.98	$ 13.88	$ 20.00
Total Return A, B	13.57%	43.37%	(20.28)%	(21.21)%	(19.07)%
Ratios to Average Net Assets E
Expenses before expense reductions	.91%	.90%	.90%	.92%	.89%
Expenses net of voluntary waivers, if any	.91%	.90%	.90%	.92%	.89%
Expenses net of all reductions	.87%	.86%	.86%	.87%	.87%
Net investment income (loss)	.80%	.87%	.79%	.91%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,491,485	$ 1,436,137	$ 1,031,489	$ 1,496,873	$ 2,267,507
Portfolio turnover rate	84%	99%	77%	98%	136%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.04 per share.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

Financial Highlights - Service Class

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 15.53	$ 10.94	$ 13.83	$ 19.94	$ 27.39
Income from Investment Operations
Net investment income (loss) C	.11	.09	.09	.12	.17 D
Net realized and unrealized gain (loss)	1.97	4.59	(2.89)	(3.84)	(4.93)
Total from investment operations	2.08	4.68	(2.80)	(3.72)	(4.76)
Distributions from net investment income	(.17)	(.09)	(.09)	(.92)	(.30)
Distributions in excess of net investment income	-	-	-	-	(.06)
Distributions from net realized gain	-	-	-	(1.47)	(2.33)
Total distributions	(.17)	(.09)	(.09)	(2.39)	(2.69)
Redemption fees added to paid in capital C	- F	- F	- F	-	-
Net asset value, end of period	$ 17.44	$ 15.53	$ 10.94	$ 13.83	$ 19.94
Total Return A, B	13.49%	43.20%	(20.34)%	(21.27)%	(19.18)%
Ratios to Average Net Assets E
Expenses before expense reductions	1.01%	1.00%	1.00%	1.03%	.99%
Expenses net of voluntary waivers, if any	1.01%	1.00%	1.00%	1.03%	.99%
Expenses net of all reductions	.97%	.96%	.96%	.97%	.97%
Net investment income (loss)	.69%	.77%	.69%	.81%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 322,649	$ 246,632	$ 177,322	$ 240,525	$ 257,257
Portfolio turnover rate	84%	99%	77%	98%	136%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.04 per share.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Overseas Portfolio

Financial Highlights - Service Class 2

Years ended December 31,	2004	2003	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.50	$ 10.90	$ 13.81	$ 19.91	$ 26.16
Income from Investment Operations
Net investment income (loss) E	.08	.08	.07	.10	.12 F
Net realized and unrealized gain (loss)	1.97	4.58	(2.88)	(3.80)	(3.68)
Total from investment operations	2.05	4.66	(2.81)	(3.70)	(3.56)
Distributions from net investment income	(.16)	(.06)	(.10)	(.93)	(.30)
Distributions in excess of net investment income	-	-	-	-	(.06)
Distributions from net realized gain	-	-	-	(1.47)	(2.33)
Total distributions	(.16)	(.06)	(.10)	(2.40)	(2.69)
Redemption fees added to paid in capital E	- I	- I	- I	(1.47)	(2.33)
Net asset value, end of period	$ 17.39	$ 15.50	$ 10.90	$ 13.81	$ 19.91
Total Return B, C, D	13.31%	43.04%	(20.46)%	(21.20)%	(15.50)%
Ratios to Average Net Assets H
Expenses before expense reductions	1.16%	1.16%	1.16%	1.18%	1.15% A
Expenses net of voluntary waivers, if any	1.16%	1.16%	1.16%	1.18%	1.15% A
Expenses net of all reductions	1.12%	1.12%	1.12%	1.12%	1.13% A
Net investment income (loss)	.54%	.61%	.53%	.65%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 319,708	$ 140,822	$ 47,824	$ 48,843	$ 12,351
Portfolio turnover rate	84%	99%	77%	98%	136%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Initial Class R

Years ended December 31,	2004	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.57	$ 10.98	$ 14.05
Income from Investment Operations
Net investment income (loss) E	.12	.11	.06
Net realized and unrealized gain (loss)	1.98	4.59	(3.13)
Total from investment operations	2.10	4.70	(3.07)
Distributions from net investment income	(.18)	(.11)	-
Redemption fees added to paid in capital E, H	-	-	-
Net asset value, end of period	$ 17.49	$ 15.57	$ 10.98
Total Return B, C, D	13.59%	43.32%	(21.85)%
Ratios to Average Net Assets G
Expenses before expense reductions	.91%	.90%	.91% A
Expenses net of voluntary waivers, if any	.91%	.90%	.91% A
Expenses net of all reductions	.87%	.86%	.87% A
Net investment income (loss)	.79%	.87%	.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 132,064	$ 39,466	$ 15,649
Portfolio turnover rate	84%	99%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class R

Years ended December 31,	2004	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.52	$ 10.94	$ 14.01
Income from Investment Operations
Net investment income (loss) E	.11	.10	.05
Net realized and unrealized gain (loss)	1.97	4.58	(3.12)
Total from investment operations	2.08	4.68	(3.07)
Distributions from net investment income	(.17)	(.10)	-
Redemption fees added to paid in capital E, H	-	-	-
Net asset value, end of period	$ 17.43	$ 15.52	$ 10.94
Total Return B, C, D	13.50%	43.25%	(21.91)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.01%	1.00%	1.01% A
Expenses net of voluntary waivers, if any	1.01%	1.00%	1.01% A
Expenses net of all reductions	.96%	.96%	.97% A
Net investment income (loss)	.70%	.77%	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 86,509	$ 56,141	$ 17,997
Portfolio turnover rate	84%	99%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

Years ended December 31,	2004	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.42	$ 10.90	$ 13.96
Income from Investment Operations
Net investment income (loss) E	.08	.08	.04
Net realized and unrealized gain (loss)	1.96	4.55	(3.10)
Total from investment operations	2.04	4.63	(3.06)
Distributions from net investment income	(.16)	(.11)	-
Redemption fees added to paid in capital E, H	-	-	-
Net asset value, end of period	$ 17.30	$ 15.42	$ 10.90
Total Return B, C, D	13.32%	43.00%	(21.92)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.16%	1.15%	1.17% A
Expenses net of voluntary waivers, if any	1.16%	1.15%	1.17% A
Expenses net of all reductions	1.11%	1.11%	1.14% A
Net investment income (loss)	.55%	.62%	.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,562	$ 7,072	$ 1,616
Portfolio turnover rate	84%	99%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Overseas Portfolio

Notes to Financial Statements

For the period ended December 31, 2004

1. Significant Accounting Policies.

Overseas Portfolio (the fund) is a fund of Variable Insurance Products Fund (the trust) (referred to in this report as Fidelity Variable Insurance Products: Overseas Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, and Service Class 2R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 559,624,822
Unrealized depreciation	(33,873,385)
Net unrealized appreciation (depreciation)	525,751,437
Undistributed ordinary income	26,476,944
Capital loss carryforward	(472,629,652)

Cost for federal income tax purposes	$ 1,880,129,646

The tax character of distributions paid was as follows:

	December 31, 2004	December 31, 2003
Ordinary Income	$ 22,557,627	$ 11,225,102

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares and Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,798,890,461 and $1,655,883,993, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .72% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

Overseas Portfolio

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 278,008
Service Class 2	544,008
Service Class R	71,362
Service Class 2R	37,151
$ 930,529

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 972,332
Service Class	192,952
Service Class 2	157,275
Initial Class R	51,463
Service Class R	47,651
Service Class 2R	10,338
$ 1,432,011

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,457,235 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,767 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $912,968 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,208.

8. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 14% of the total outstanding shares of the fund and two otherwise unaffiliated shareholders were the owners of record of 39% of the total outstanding shares of the fund.

Overseas Portfolio

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund and the Shareholders of Overseas Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Overseas Portfolio (a fund of Variable Insurance Products Fund) at December 31, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Overseas Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2005

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe, each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 233 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-5429.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1981

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of VIP Overseas (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Overseas Portfolio

Trustees and Officers - continued

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure Internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Philip L. Bullen (45)

Year of Election or Appointment: 2001

Vice President of VIP Overseas. Mr. Bullen also serves as Vice President of certain Equity Funds (2001) and certain High Income Funds (2001). He is Senior Vice President of FMR (2001) and FMR Co., Inc. (2001), President and a Director of Fidelity Management & Research (Far East) Inc. (2001), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002), and a Director of Strategic Advisers, Inc. (2002). Before joining Fidelity Investments, Mr. Bullen was President and Chief Investment Officer of Santander Global Advisors (1997-2000) and President and Chief Executive Officer of Boston's Baring Asset Management Inc. (1994-1997).

Richard R. Mace, Jr. (43)
Year of Election or Appointment: 1996 Senior Vice President of VIP Overseas and other funds advised by FMR.
Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of VIP Overseas. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Vice President and Secretary of FDC; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present).

Stuart Fross (45)
Year of Election or Appointment: 2003 Assistant Secretary of VIP Overseas. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of VIP Overseas. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of VIP Overseas. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of VIP Overseas. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of VIP Overseas. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of VIP Overseas. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)
Year of Election or Appointment: 1987 Assistant Treasurer of VIP Overseas. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of VIP Overseas. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of VIP Overseas. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP Overseas. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Overseas Portfolio

Distributions

The Board of Trustees of Overseas Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Initial Class	2/11/05	2/11/05	$.115	$.09
Service Class	2/11/05	2/11/05	$.10	$.09
Service Class 2	2/11/05	2/11/05	$.09	$.09

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Initial Class	2/13/04	$.199	$.019
Service Class	2/13/04	$.189	$.019
Service Class 2	2/13/04	$.179	$.019

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on December 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	15,331,508,529.96	81.853
Against	2,429,553,894.02	12.972
Abstain	969,378,618.94	5.175
TOTAL	18,730,441,042.92	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
J. Michael Cook
Affirmative	17,770,642,454.98	94.876
Withheld	959,798,587.94	5.124
TOTAL	18,730,441,042.92	100.000
Ralph F. Cox
Affirmative	17,759,356,374.26	94.815
Withheld	971,084,668.66	5.185
TOTAL	18,730,441,042.92	100.000
Laura B. Cronin
Affirmative	17,797,888,742.24	95.021
Withheld	932,552,300.68	4.979
TOTAL	18,730,441,042.92	100.000
Dennis J. Dirks B
Affirmative	17,802,602,074.45	95.046
Withheld	927,838,968.47	4.954
TOTAL	18,730,441,042.92	100.000
Robert M. Gates
Affirmative	17,784,855,823.58	94.952
Withheld	945,585,219.34	5.048
TOTAL	18,730,441,042.92	100.000
George H. Heilmeier
Affirmative	17,768,875,556.56	94.866
Withheld	961,565,486.36	5.134
TOTAL	18,730,441,042.92	100.000
Abigail P. Johnson
Affirmative	17,781,929,073.06	94.936
Withheld	948,511,969.86	5.064
TOTAL	18,730,441,042.92	100.000
Edward C. Johnson 3d
Affirmative	17,752,140,336.45	94.777
Withheld	978,300,706.47	5.223
TOTAL	18,730,441,042.92	100.000
Donald J. Kirk
Affirmative	17,772,467,361.45	94.885
Withheld	957,973,681.47	5.115
TOTAL	18,730,441,042.92	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	17,776,922,254.30	94.909
Withheld	953,518,788.62	5.091
TOTAL	18,730,441,042.92	100.000
Ned C. Lautenbach
Affirmative	17,804,221,564.95	95.055
Withheld	926,219,477.97	4.945
TOTAL	18,730,441,042.92	100.000
Marvin L. Mann
Affirmative	17,763,277,607.06	94.836
Withheld	967,163,435.86	5.164
TOTAL	18,730,441,042.92	100.000
William O. McCoy
Affirmative	17,758,560,162.11	94.811
Withheld	971,880,880.81	5.189
TOTAL	18,730,441,042.92	100.000
Robert L. Reynolds
Affirmative	17,806,026,904.06	95.065
Withheld	924,414,138.86	4.935
TOTAL	18,730,441,042.92	100.000
Cornelia M. SmallB
Affirmative	17,798,878,892.31	95.026
Withheld	931,562,150.61	4.974
TOTAL	18,730,441,042.92	100.000
William S. Stavropoulos
Affirmative	17,786,496,107.78	94.960
Withheld	943,944,935.14	5.040
TOTAL	18,730,441,042.92	100.000
PROPOSAL 9
To amend the fund's fundamental investment limitation concerning borrowing.
	# of Votes	% of Votes
Affirmative	1,415,911,097.88	89.754
Against	58,404,622.92	3.702
Abstain	103,230,926.39	6.544
TOTAL	1,577,546,647.19	100.000
PROPOSAL 10
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes	% of Votes
Affirmative	1,415,760,262.71	89.744
Against	59,625,618.33	3.780
Abstain	102,160,766.15	6.476
TOTAL	1,577,546,647.19	100.000
A Denotes trust-wide proposals and voting results. B Effective January 1, 2005.

Overseas Portfolio

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPOVRS-ANN-0205
1.540205.107

Fidelity® Variable Insurance Products:

Overseas Portfolio - Class R

Annual Report

December 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	3	How the fund has done over time.
Management's Discussion	4	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	5	An example of shareholder expenses.
Investment Summary	6	A summary of the fund's investments at period end.
Investments	7	A complete list of the fund's investments with their market values.
Financial Statements	10	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	15	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	19
Trustees and Officers	20
Distributions	25
Proxy Voting Results	26

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-5429 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Overseas Portfolio

Fidelity Variable Insurance Products: Overseas Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of a class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2004	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Overseas - Initial Class R A	13.59%	-3.71%	6.31%
Fidelity VIP: Overseas - Service Class R B	13.50%	-3.80%	6.24%
Fidelity VIP: Overseas - Service Class 2R C	13.32%	-3.90%	6.19%

A The initial offering of Initial Class R shares took place on April 24, 2002. Returns prior to April 24, 2002 are those of Initial Class.

B The initial offering of Service Class R shares took place on April 24, 2002. Performance for Service Class R shares reflects an asset-based service fee (12b-1 fee). Returns from November 3, 1997 to April 24, 2002 are those of Service Class. Returns prior to November 3, 1997 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class R's 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower.

C The initial offering of Service Class 2R shares took place on April 24, 2002. Performance for Service Class 2R shares reflects an asset-based service fee (12b-1 fee). Returns from January 12, 2000 to April 24, 2002 are those of Service Class 2. Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2R returns prior to November 3, 1997 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class 2R's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Overseas Portfolio - Initial Class R on December 31, 1994. The chart shows how the value of your investment would have changed, and also shows how the MSCI® EAFE Index performed over the same period.

Annual Report

Fidelity Variable Insurance Products: Overseas Portfolio

Management's Discussion of Fund Performance

Comments from Rick Mace, Portfolio Manager of Fidelity® Variable Insurance Products: Overseas Portfolio

Most of the world's major stock markets posted solid gains for the year ending December 31, 2004. The Morgan Stanley Capital InternationalSM Europe, Australasia, Far East (MSCI® EAFE®) Index - designed to represent the performance of developed stock markets outside the United States and Canada - gained 20.42%, compared to 10.88% for the Standard & Poor's 500SM Index. A weak U.S. dollar relative to most foreign currencies was partly responsible for the performance disparity. On a regional basis, Europe was one of the top performers. Many investors felt European stocks offered better valuations and brighter earnings prospects than U.S. equities. Latin American countries, many of which are exporters of oil and raw materials that received strong support from high commodity prices, also did well. Conversely, Japan underperformed, as early optimism was eroded by disappointing economic indicators and concerns about the impact of China's economic slowdown on exports. Meanwhile, some Asian emerging markets, such as Taiwan and Indonesia, suffered from a deceleration in corporate capital spending.

For the one-year period ending December 31, 2004, the return of Overseas Portfolio trailed the advances of both the MSCI EAFE index and the
LipperSM Variable Annuity International Funds Average, the latter of which rose 18.20%. The fund's overweighting in two poor-performing market groups - semiconductors and diversified financials - caused the bulk of its performance shortfall relative to the index. Notable detractors included semiconductor equipment manufacturers Tokyo Electron, Netherlands-based ASML Holding and Taiwanese chip maker United Microelectronics, as well as Japanese brokerage stocks Nikko Cordial and Nomura Holdings. The semiconductor industry was the worst-performing component of the index during the past 12 months. On the positive side of the ledger, overweighting strong-performing energy stocks relative to the index was helpful. France-based energy producer Total SA and Canada's Talisman Energy were noteworthy standouts for the fund. Elsewhere, overweighting a couple of strong-performing stocks in the telecommunication services sector helped offset some of the fund's weakness in other areas. Specifically, holdings in U.K.-based mobile communications provider mmO2 and Germany-based Deutsche Telekom performed quite well.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Overseas Portfolio

Fidelity Variable Insurance Products: Overseas Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would have been higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would have been higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period * July 1, 2004 to December 31, 2004
Initial Class
Actual	$ 1,000.00	$ 1,124.60	$ 4.97
Hypothetical A	$ 1,000.00	$ 1,020.46	$ 4.72
Service Class
Actual	$ 1,000.00	$ 1,123.70	$ 5.50
Hypothetical A	$ 1,000.00	$ 1,019.96	$ 5.23
Service Class 2
Actual	$ 1,000.00	$ 1,123.40	$ 6.30
Hypothetical A	$ 1,000.00	$ 1,019.20	$ 5.99
Initial Class R
Actual	$ 1,000.00	$ 1,124.80	$ 4.97
Hypothetical A	$ 1,000.00	$ 1,020.46	$ 4.72
Service Class R
Actual	$ 1,000.00	$ 1,124.50	$ 5.50
Hypothetical A	$ 1,000.00	$ 1,019.96	$ 5.23
Service Class 2R
Actual	$ 1,000.00	$ 1,123.40	$ 6.30
Hypothetical A	$ 1,000.00	$ 1,019.20	$ 5.99

A 5% return per year before expenses

*Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.93%
Service Class	1.03%
Service Class 2	1.18%
Initial Class R	.93%
Service Class R	1.03%
Service Class 2R	1.18%

Annual Report

Fidelity Variable Insurance Products: Overseas Portfolio

Investment Summary

Top Five Stocks as of December 31, 2004
% of fund's net assets
Vodafone Group PLC (United Kingdom)	4.4
Allianz AG (Reg.) (Germany)	3.4
ASML Holding NV (Netherlands)	3.2
Total SA Series B (France)	2.7
UBS AG (Reg.) (Switzerland)	2.5
16.2
Top Five Market Sectors as of December 31, 2004
% of fund's net assets
Financials	29.6
Information Technology	18.9
Telecommunication Services	9.5
Consumer Discretionary	8.8
Health Care	7.9
Top Five Countries as of December 31, 2004
(excluding cash equivalents)	% of fund's net assets
Japan	18.3
United Kingdom	14.6
France	10.2
Germany	10.0
Switzerland	9.2

Overseas Portfolio

Fidelity Variable Insurance Products: Overseas Portfolio

Investments December 31, 2004

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value (Note 1)
Australia - 0.7%
CSL Ltd.	698,840	$ 15,993,093
Belgium - 0.4%
Fortis	316,000	8,723,430
Brazil - 3.0%
Aracruz Celulose SA sponsored ADR	291,400	10,985,780
Banco Bradesco SA sponsored ADR (non-vtg.)	489,000	12,254,340
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	133,900	10,065,263
Tele Norte Leste Participacoes SA ADR (non-vtg.)	473,600	7,989,632
Uniao de Bancos Brasileiros SA (Unibanco) GDR	355,000	11,260,600
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	391,900	7,944,238
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	637,250	10,323,450
TOTAL BRAZIL		70,823,303
Canada - 2.7%
Alcan, Inc.	165,700	8,119,300
EnCana Corp.	289,500	16,501,500
Research In Motion Ltd. (a)	224,600	18,488,323
Talisman Energy, Inc.	691,300	18,636,296
Tembec, Inc. (a)	304,500	1,829,537
TOTAL CANADA		63,574,956
China - 0.6%
BYD Co. Ltd. (H Shares)	683,600	1,811,723
China Telecom Corp. Ltd. sponsored ADR	200,280	7,370,304
Global Bio-Chem Technology Group Co. Ltd.	6,618,000	4,342,296
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	516,250	24,574
People's Food Holdings Ltd.	1,700,000	1,562,404
TOTAL CHINA		15,111,301
Denmark - 0.7%
Coloplast AS Series B (d)	54,400	2,981,651
Danske Bank AS	163,300	4,996,457
Novo Nordisk AS Series B	162,100	8,840,313
TOTAL DENMARK		16,818,421
Finland - 1.9%
Nokia Corp.	2,829,150	44,332,780
France - 10.2%
Accor SA	203,282	8,882,300
Alcatel SA sponsored ADR (a)	1,655,300	25,872,339
AXA SA	710,604	17,587,449
BNP Paribas SA	376,602	27,229,874
Credit Agricole SA	113,400	3,415,087
Dassault Systemes SA	113,914	5,733,064
France Telecom SA	472,561	15,632,318
L'Oreal SA	81,395	6,166,755

	Shares	Value (Note 1)
Lagardere S.C.A. (Reg.)	41,700	$ 3,003,768
Pernod-Ricard	95,000	14,523,903
Sanofi-Aventis sponsored ADR	518,200	20,753,910
Thomson SA	240,300	6,340,291
Total SA Series B	287,300	63,114,064
Vivendi Universal SA sponsored ADR (a)	777,500	24,934,425
TOTAL FRANCE		243,189,547
Germany - 10.0%
Allianz AG (Reg.)	603,400	80,191,858
BASF AG	298,725	21,514,175
Bayerische Hypo-und Vereinsbank AG (a)	454,900	10,305,480
Deutsche Boerse AG	240,939	14,472,732
Deutsche Telekom AG sponsored ADR (a)	2,104,700	47,734,596
E.ON AG	72,544	6,601,504
Infineon Technologies AG sponsored ADR (a)	893,900	9,743,510
RWE AG	164,060	9,058,013
SAP AG sponsored ADR	304,400	13,457,524
Siemens AG sponsored ADR	289,400	24,503,498
TOTAL GERMANY		237,582,890
Hong Kong - 1.5%
Esprit Holdings Ltd.	850,500	5,142,741
Hong Kong Exchanges & Clearing Ltd.	1,952,000	5,223,549
Hutchison Whampoa Ltd.	950,600	8,897,199
Techtronic Industries Co. Ltd.	6,544,000	14,270,379
Television Broadcasts Ltd.	734,000	3,408,990
TOTAL HONG KONG		36,942,858
India - 2.9%
Cipla Ltd.	1,160,697	8,528,775
Dr. Reddy's Laboratories Ltd.	151,900	3,039,229
HDFC Bank Ltd.	176,031	2,117,867
Housing Development Finance Corp. Ltd.	1,107,583	19,694,490
Infosys Technologies Ltd.	346,252	16,745,787
Reliance Industries Ltd.	367,900	4,539,843
Satyam Computer Services Ltd.	1,219,887	11,571,298
State Bank of India	179,400	2,933,242
TOTAL INDIA		69,170,531
Italy - 0.9%
ENI Spa	880,486	22,160,072
Japan - 18.3%
Advantest Corp.	221,800	19,033,701
Aeon Co. Ltd.	929,400	15,515,709
Canon, Inc.	221,500	12,018,590
Daiwa Securities Group, Inc.	2,814,000	20,329,591
FamilyMart Co. Ltd.	276,700	8,063,551
Honda Motor Co. Ltd.	260,800	13,592,896
Ito Yokado Ltd.	327,300	13,740,018
JAFCO Co. Ltd.	247,800	16,837,724
Mizuho Financial Group, Inc.	6,790	34,205,214
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Murata Manufacturing Co. Ltd.	229,700	$ 12,849,566
Nikko Cordial Corp.	5,323,000	28,218,189
Nitto Denko Corp.	263,200	14,440,926
Nomura Holdings, Inc.	2,127,000	30,969,121
ORIX Corp.	92,700	12,597,716
Ricoh Co. Ltd.	608,000	11,735,000
Rohm Co. Ltd.	108,600	11,238,505
Softbank Corp. (d)	362,100	17,640,135
Sumitomo Electric Industries Ltd.	852,000	9,274,432
Sumitomo Mitsui Financial Group, Inc. (d)	5,585	40,621,157
TDK Corp.	135,900	10,070,107
Tokyo Electron Ltd.	469,700	28,934,951
Toyota Motor Corp.	875,800	35,850,874
UFJ Holdings, Inc. (a)	1,980	12,004,101
Yahoo! Japan Corp. (a)	1,334	6,407,576
TOTAL JAPAN		436,189,350
Korea (South) - 3.5%
Honam Petrochemical Corp.	358,630	16,750,157
Hyundai Motor Co.	66,243	3,551,475
Kookmin Bank (a)	323,810	12,668,379
LG Electronics, Inc.	360,200	22,303,731
LG Petrochemical Co. Ltd.	178,050	4,471,890
Samsung Electro-Mechanics Co. Ltd. (a)	183,200	4,601,237
Samsung Electronics Co. Ltd.	21,660	9,426,035
Shinhan Financial Group Co. Ltd.	414,900	9,378,536
TOTAL KOREA (SOUTH)		83,151,440
Netherlands - 7.1%
Aegon NV	1,385,500	18,851,385
ASML Holding NV (a)(d)	4,718,139	75,065,591
EADS NV	355,600	10,318,305
ING Groep NV (Certificaten Van Aandelen)	926,624	28,030,376
Unilever NV (NY Shares)	154,100	10,280,011
VNU NV	547,525	16,139,850
Wolters Kluwer NV (Certificaten Van Aandelen)	514,275	10,304,139
TOTAL NETHERLANDS		168,989,657
Spain - 2.4%
Banco Bilbao Vizcaya Argentaria SA	840,600	14,912,242
Banco Santander Central Hispano SA	1,208,868	14,953,697
Telefonica SA	1,446,462	27,241,701
TOTAL SPAIN		57,107,640
Sweden - 0.7%
Telefonaktiebolaget LM Ericsson ADR (a)	521,800	16,431,482
Switzerland - 9.2%
ABB Ltd. (Reg.) (a)	1,551,851	8,648,255
Actelion Ltd. (Reg.) (a)	22,893	2,346,661
Compagnie Financiere Richemont unit	312,115	10,367,768

	Shares	Value (Note 1)
Credit Suisse Group (Reg.)	1,331,669	$ 56,183,115
Nestle SA (Reg.)	32,100	8,381,017
Novartis AG (Reg.)	792,392	40,047,492
Phonak Holding AG	170,412	5,608,364
Roche Holding AG (participation certificate)	227,849	26,035,315
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	4,450	3,110,645
UBS AG (Reg.)	696,987	58,435,390
TOTAL SWITZERLAND		219,164,022
Taiwan - 2.8%
Acer, Inc.	2,269,000	3,747,169
Hon Hai Precision Industries Co. Ltd.	2,110,109	9,757,346
Quanta Computer, Inc.	2,972,260	5,329,312
Taiwan Semiconductor Manufacturing Co. Ltd.	5,715,000	9,078,562
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	727,900	6,179,871
United Microelectronics Corp.	39,939,360	25,755,171
United Microelectronics Corp. sponsored ADR	796,300	2,810,939
Yageo Corp. (a)	9,414,000	3,375,892
TOTAL TAIWAN		66,034,262
United Kingdom - 14.6%
3i Group PLC	663,873	8,484,877
AstraZeneca PLC (United Kingdom)	497,100	18,089,469
BHP Billiton PLC	1,008,495	11,815,326
BP PLC	4,252,306	41,389,112
British Sky Broadcasting Group PLC (BSkyB)	631,200	6,807,531
Carphone Warehouse Group PLC	1,559,814	5,141,098
Hilton Group PLC	996,000	5,437,858
HSBC Holdings PLC (United Kingdom) (Reg.)	2,564,190	43,663,027
ITV PLC	4,352,554	8,791,289
Kesa Electricals PLC	1,433,748	7,772,801
Man Group PLC	611,067	17,261,675
Prudential PLC	1,160	10,084
Reckitt Benckiser PLC	331,800	10,022,300
Rio Tinto PLC (Reg.)	782,606	23,323,615
Smith & Nephew PLC	1,796,100	18,593,227
Tesco PLC	1,548,141	9,559,064
Vodafone Group PLC	38,147,725	104,448,467
Xstrata PLC	367,500	6,572,938
TOTAL UNITED KINGDOM		347,183,758
United States of America - 1.4%
Freeport-McMoRan Copper & Gold, Inc. Class B	344,900	13,185,527
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
Synthes, Inc.	77,867	$ 8,713,013
Telewest Global, Inc. (a)	724,379	12,734,583
TOTAL UNITED STATES OF AMERICA		34,633,123
TOTAL COMMON STOCKS (Cost $1,721,420,863)		2,273,307,916
Money Market Funds - 5.6%

Fidelity Cash Central Fund, 2.24% (b)	82,926,736	82,926,736
Fidelity Securities Lending Cash Central Fund, 2.23% (b)(c)	49,646,431	49,646,431
TOTAL MONEY MARKET FUNDS (Cost $132,573,167)		132,573,167
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $1,853,994,030)		2,405,881,083
NET OTHER ASSETS - (1.1)%		(25,904,251)
NET ASSETS - 100%		$ 2,379,976,832
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Income Tax Information

At December 31, 2004, the fund had a capital loss carryforward of approximately $472,630,000 of which $233,538,000, $191,786,000 and $47,306,000 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Overseas Portfolio

Financial Statements

Statement of Assets and Liabilities

December 31, 2004
Assets
Investment in securities, at value (including securities loaned of $47,243,590) (cost $1,853,994,030) - See accompanying schedule		$ 2,405,881,083
Foreign currency held at value (cost $22,846,483)		23,660,247
Receivable for fund shares sold		5,794,295
Dividends receivable		4,143,285
Interest receivable		136,963
Prepaid expenses		7,963
Other affiliated receivables		10,094
Other receivables		274,898
Total assets		2,439,908,828
Liabilities
Payable for fund shares redeemed	$ 6,629,143
Accrued management fee	1,397,303
Distribution fees payable	102,217
Other affiliated payables	261,313
Other payables and accrued expenses	1,895,589
Collateral on securities loaned, at value	49,646,431
Total liabilities		59,931,996
Net Assets		$ 2,379,976,832
Net Assets consist of:
Paid in capital		$ 2,300,419,130
Undistributed net investment income		1,867,057
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(473,792,313)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		551,482,958
Net Assets		$ 2,379,976,832
Calculation of Maximum Offering Price
Initial Class: Net Asset Value, offering price and redemption price per share ($1,491,484,922 ÷ 85,154,763 shares)		$ 17.51
Service Class: Net Asset Value, offering price and redemption price per share ($322,649,186 ÷ 18,498,260 shares)		$ 17.44
Service Class 2: Net Asset Value, offering price and redemption price per share ($319,707,841 ÷ 18,384,916 shares)		$ 17.39
Initial Class R: Net Asset Value, offering price and redemption price per share ($132,063,904 ÷ 7,549,785 shares)		$ 17.49
Service Class R: Net Asset Value, offering price and redemption price per share ($86,509,078 ÷ 4,964,551 shares)		$ 17.43
Service Class 2R: Net Asset Value, offering price and redemption price per share ($27,561,901 ÷ 1,593,209 shares)		$ 17.30

Statement of Operations

Year ended December 31, 2004
Investment Income
Dividends		$ 35,350,755
Interest		2,188,079
Security lending		1,280,975
		38,819,809
Less foreign taxes withheld		(4,024,449)
Total income		34,795,360

Expenses
Management fee	$ 15,178,054
Transfer agent fees	1,432,011
Distribution fees	930,529
Accounting and security lending fees	992,201
Non-interested trustees' compensation	11,307
Appreciation in deferred trustee compensation account	4,711
Custodian fees and expenses	736,386
Registration fees	195
Audit	67,736
Legal	5,915
Miscellaneous	631,165
Total expenses before reductions	19,990,210
Expense reductions	(914,176)	19,076,034
Net investment income (loss)		15,719,326
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (net of foreign taxes of $215,095)	146,199,544
Foreign currency transactions	(190,461)
Total net realized gain (loss)		146,009,083
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $2,494,712)	113,706,840
Assets and liabilities in foreign currencies	870,818
Total change in net unrealized appreciation (depreciation)		114,577,658
Net gain (loss)		260,586,741
Net increase (decrease) in net assets resulting from operations		$ 276,306,067

See accompanying notes which are an integral part of the financial statements.

Overseas Portfolio

Fidelity Variable Insurance Products: Overseas Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2004	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,719,326	$ 12,219,607
Net realized gain (loss)	146,009,083	(23,642,194)
Change in net unrealized appreciation (depreciation)	114,577,658	580,158,781
Net increase (decrease) in net assets resulting from operations	276,306,067	568,736,194
Distributions to shareholders from net investment income	(22,557,627)	(11,225,102)
Share transactions - net increase (decrease)	199,907,441	76,831,320
Redemption fees	51,279	30,862
Total increase (decrease) in net assets	453,707,160	634,373,274

Net Assets
Beginning of period	1,926,269,672	1,291,896,398
End of period (including undistributed net investment income of $1,867,057 and undistributed net investment income of $8,430,134, respectively)	$ 2,379,976,832	$ 1,926,269,672
Other Information:
Share Transactions	Year ended December 31, 2004
Shares	Initial Class	Service Class	Service Class 2	Initial Class R	Service Class R	Service Class 2R
Sold	14,747,796	5,622,052	11,770,833	5,679,220	1,860,289	1,379,237
Reinvested	1,047,651	175,526	101,002	30,931	41,469	4,934
Redeemed	(22,763,135)	(3,179,061)	(2,573,003)	(695,245)	(555,521)	(249,620)
Net increase (decrease)	(6,967,688)	2,618,517	9,298,832	5,014,906	1,346,237	1,134,551

Dollars Sold	$ 235,040,834	$ 88,487,632	$ 185,307,863	$ 89,613,678	$ 29,201,895	$ 21,125,719
Reinvested	16,877,656	2,818,947	1,619,063	497,678	665,579	78,704
Redeemed	(358,049,999)	(49,596,873)	(40,549,211)	(10,848,287)	(8,516,411)	(3,867,026)
Net increase (decrease)	$ (106,131,509)	$ 41,709,706	$ 146,377,715	$ 79,263,069	$ 21,351,063	$ 17,337,397

Share Transactions	Year ended December 31, 2003
Shares	Initial Class	Service Class	Service Class 2	Initial Class R	Service Class R	Service Class 2R
Sold	135,754,582	34,982,458	57,905,822	1,401,445	2,096,259	337,680
Reinvested	891,621	140,448	26,238	15,499	17,531	2,278
Redeemed	(138,456,054)	(35,447,830)	(53,234,293)	(307,443)	(140,438)	(29,586)
Net increase (decrease)	(1,809,851)	(324,924)	4,697,767	1,109,501	1,973,352	310,372

Dollars Sold	$ 1,613,667,675	$ 391,087,076	$ 672,794,854	$ 17,351,785	$ 25,897,371	$ 3,723,543
Reinvested	9,156,952	1,438,187	268,410	159,020	179,341	23,192
Redeemed	(1,637,501,847)	(397,130,238)	(618,521,317)	(3,679,685)	(1,677,969)	(405,030)
Net increase (decrease)	$ (14,677,220)	$ (4,604,975)	$ 54,541,947	$ 13,831,120	$ 24,398,743	$ 3,341,705

Distributions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2	Initial Class R	Service Class R	Service Class 2R
From net investment income	$ 16,877,656	$ 2,818,947	$ 1,619,063	$ 497,678	$ 665,579	$ 78,704

	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2	Initial Class R	Service Class R	Service Class 2R
From net investment income	$ 9,156,952	$ 1,438,187	$ 268,410	$ 159,020	$ 179,341	$ 23,192

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 15.59	$ 10.98	$ 13.88	$ 20.00	$ 27.44
Income from Investment Operations
Net investment income (loss) C	.13	.11	.10	.14	.19 D
Net realized and unrealized gain (loss)	1.97	4.60	(2.90)	(3.86)	(4.93)
Total from investment operations	2.10	4.71	(2.80)	(3.72)	(4.74)
Distributions from net investment income	(.18)	(.10)	(.10)	(.93)	(.31)
Distributions in excess of net investment income	-	-	-	-	(.06)
Distributions from net realized gain	-	-	-	(1.47)	(2.33)
Total distributions	(.18)	(.10)	(.10)	(2.40)	(2.70)
Redemption fees added to paid in capital C	- F	- F	- F	-	-
Net asset value, end of period	$ 17.51	$ 15.59	$ 10.98	$ 13.88	$ 20.00
Total Return A, B	13.57%	43.37%	(20.28)%	(21.21)%	(19.07)%
Ratios to Average Net Assets E
Expenses before expense reductions	.91%	.90%	.90%	.92%	.89%
Expenses net of voluntary waivers, if any	.91%	.90%	.90%	.92%	.89%
Expenses net of all reductions	.87%	.86%	.86%	.87%	.87%
Net investment income (loss)	.80%	.87%	.79%	.91%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,491,485	$ 1,436,137	$ 1,031,489	$ 1,496,873	$ 2,267,507
Portfolio turnover rate	84%	99%	77%	98%	136%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.04 per share.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

Financial Highlights - Service Class

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 15.53	$ 10.94	$ 13.83	$ 19.94	$ 27.39
Income from Investment Operations
Net investment income (loss) C	.11	.09	.09	.12	.17 D
Net realized and unrealized gain (loss)	1.97	4.59	(2.89)	(3.84)	(4.93)
Total from investment operations	2.08	4.68	(2.80)	(3.72)	(4.76)
Distributions from net investment income	(.17)	(.09)	(.09)	(.92)	(.30)
Distributions in excess of net investment income	-	-	-	-	(.06)
Distributions from net realized gain	-	-	-	(1.47)	(2.33)
Total distributions	(.17)	(.09)	(.09)	(2.39)	(2.69)
Redemption fees added to paid in capital C	- F	- F	- F	-	-
Net asset value, end of period	$ 17.44	$ 15.53	$ 10.94	$ 13.83	$ 19.94
Total Return A, B	13.49%	43.20%	(20.34)%	(21.27)%	(19.18)%
Ratios to Average Net Assets E
Expenses before expense reductions	1.01%	1.00%	1.00%	1.03%	.99%
Expenses net of voluntary waivers, if any	1.01%	1.00%	1.00%	1.03%	.99%
Expenses net of all reductions	.97%	.96%	.96%	.97%	.97%
Net investment income (loss)	.69%	.77%	.69%	.81%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 322,649	$ 246,632	$ 177,322	$ 240,525	$ 257,257
Portfolio turnover rate	84%	99%	77%	98%	136%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.04 per share.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Overseas Portfolio

Financial Highlights - Service Class 2

Years ended December 31,	2004	2003	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.50	$ 10.90	$ 13.81	$ 19.91	$ 26.16
Income from Investment Operations
Net investment income (loss) E	.08	.08	.07	.10	.12 F
Net realized and unrealized gain (loss)	1.97	4.58	(2.88)	(3.80)	(3.68)
Total from investment operations	2.05	4.66	(2.81)	(3.70)	(3.56)
Distributions from net investment income	(.16)	(.06)	(.10)	(.93)	(.30)
Distributions in excess of net investment income	-	-	-	-	(.06)
Distributions from net realized gain	-	-	-	(1.47)	(2.33)
Total distributions	(.16)	(.06)	(.10)	(2.40)	(2.69)
Redemption fees added to paid in capital E	- I	- I	- I	(1.47)	(2.33)
Net asset value, end of period	$ 17.39	$ 15.50	$ 10.90	$ 13.81	$ 19.91
Total Return B, C, D	13.31%	43.04%	(20.46)%	(21.20)%	(15.50)%
Ratios to Average Net Assets H
Expenses before expense reductions	1.16%	1.16%	1.16%	1.18%	1.15% A
Expenses net of voluntary waivers, if any	1.16%	1.16%	1.16%	1.18%	1.15% A
Expenses net of all reductions	1.12%	1.12%	1.12%	1.12%	1.13% A
Net investment income (loss)	.54%	.61%	.53%	.65%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 319,708	$ 140,822	$ 47,824	$ 48,843	$ 12,351
Portfolio turnover rate	84%	99%	77%	98%	136%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Initial Class R

Years ended December 31,	2004	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.57	$ 10.98	$ 14.05
Income from Investment Operations
Net investment income (loss) E	.12	.11	.06
Net realized and unrealized gain (loss)	1.98	4.59	(3.13)
Total from investment operations	2.10	4.70	(3.07)
Distributions from net investment income	(.18)	(.11)	-
Redemption fees added to paid in capital E, H	-	-	-
Net asset value, end of period	$ 17.49	$ 15.57	$ 10.98
Total Return B, C, D	13.59%	43.32%	(21.85)%
Ratios to Average Net Assets G
Expenses before expense reductions	.91%	.90%	.91% A
Expenses net of voluntary waivers, if any	.91%	.90%	.91% A
Expenses net of all reductions	.87%	.86%	.87% A
Net investment income (loss)	.79%	.87%	.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 132,064	$ 39,466	$ 15,649
Portfolio turnover rate	84%	99%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class R

Years ended December 31,	2004	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.52	$ 10.94	$ 14.01
Income from Investment Operations
Net investment income (loss) E	.11	.10	.05
Net realized and unrealized gain (loss)	1.97	4.58	(3.12)
Total from investment operations	2.08	4.68	(3.07)
Distributions from net investment income	(.17)	(.10)	-
Redemption fees added to paid in capital E, H	-	-	-
Net asset value, end of period	$ 17.43	$ 15.52	$ 10.94
Total Return B, C, D	13.50%	43.25%	(21.91)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.01%	1.00%	1.01% A
Expenses net of voluntary waivers, if any	1.01%	1.00%	1.01% A
Expenses net of all reductions	.96%	.96%	.97% A
Net investment income (loss)	.70%	.77%	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 86,509	$ 56,141	$ 17,997
Portfolio turnover rate	84%	99%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

Years ended December 31,	2004	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.42	$ 10.90	$ 13.96
Income from Investment Operations
Net investment income (loss) E	.08	.08	.04
Net realized and unrealized gain (loss)	1.96	4.55	(3.10)
Total from investment operations	2.04	4.63	(3.06)
Distributions from net investment income	(.16)	(.11)	-
Redemption fees added to paid in capital E, H	-	-	-
Net asset value, end of period	$ 17.30	$ 15.42	$ 10.90
Total Return B, C, D	13.32%	43.00%	(21.92)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.16%	1.15%	1.17% A
Expenses net of voluntary waivers, if any	1.16%	1.15%	1.17% A
Expenses net of all reductions	1.11%	1.11%	1.14% A
Net investment income (loss)	.55%	.62%	.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,562	$ 7,072	$ 1,616
Portfolio turnover rate	84%	99%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Overseas Portfolio

Notes to Financial Statements

For the period ended December 31, 2004

1. Significant Accounting Policies.

Overseas Portfolio (the fund) is a fund of Variable Insurance Products Fund (the trust) (referred to in this report as Fidelity Variable Insurance Products: Overseas Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, and Service Class 2R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 559,624,822
Unrealized depreciation	(33,873,385)
Net unrealized appreciation (depreciation)	525,751,437
Undistributed ordinary income	26,476,944
Capital loss carryforward	(472,629,652)

Cost for federal income tax purposes	$ 1,880,129,646

The tax character of distributions paid was as follows:

	December 31, 2004	December 31, 2003
Ordinary Income	$ 22,557,627	$ 11,225,102

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares and Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,798,890,461 and $1,655,883,993, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .72% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

Overseas Portfolio

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 278,008
Service Class 2	544,008
Service Class R	71,362
Service Class 2R	37,151
$ 930,529

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 972,332
Service Class	192,952
Service Class 2	157,275
Initial Class R	51,463
Service Class R	47,651
Service Class 2R	10,338
$ 1,432,011

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,457,235 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,767 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $912,968 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,208.

8. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 14% of the total outstanding shares of the fund and two otherwise unaffiliated shareholders were the owners of record of 39% of the total outstanding shares of the fund.

Overseas Portfolio

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund and the Shareholders of Overseas Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Overseas Portfolio (a fund of Variable Insurance Products Fund) at December 31, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Overseas Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2005

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe, each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 233 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-5429.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1981

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of VIP Overseas (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Overseas Portfolio

Trustees and Officers - continued

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure Internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Philip L. Bullen (45)

Year of Election or Appointment: 2001

Vice President of VIP Overseas. Mr. Bullen also serves as Vice President of certain Equity Funds (2001) and certain High Income Funds (2001). He is Senior Vice President of FMR (2001) and FMR Co., Inc. (2001), President and a Director of Fidelity Management & Research (Far East) Inc. (2001), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002), and a Director of Strategic Advisers, Inc. (2002). Before joining Fidelity Investments, Mr. Bullen was President and Chief Investment Officer of Santander Global Advisors (1997-2000) and President and Chief Executive Officer of Boston's Baring Asset Management Inc. (1994-1997).

Richard R. Mace, Jr. (43)
Year of Election or Appointment: 1996 Senior Vice President of VIP Overseas and other funds advised by FMR.
Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of VIP Overseas. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Vice President and Secretary of FDC; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present).

Stuart Fross (45)
Year of Election or Appointment: 2003 Assistant Secretary of VIP Overseas. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of VIP Overseas. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of VIP Overseas. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of VIP Overseas. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of VIP Overseas. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of VIP Overseas. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)
Year of Election or Appointment: 1987 Assistant Treasurer of VIP Overseas. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of VIP Overseas. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of VIP Overseas. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP Overseas. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Overseas Portfolio

Distributions

The Board of Trustees of Variable Insurance Products: Overseas Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Initial Class R	2/11/05	2/11/05	$.12	$.09
Service Class R	2/11/05	2/11/05	$.10	$.09
Service Class 2R	2/11/05	2/11/05	$.095	$.09

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Initial Class R	2/13/04	$.199	$.019
Service Class R	2/13/04	$.189	$.019
Service Class 2R	2/13/04	$.179	$.019

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on December 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	15,331,508,529.96	81.853
Against	2,429,553,894.02	12.972
Abstain	969,378,618.94	5.175
TOTAL	18,730,441,042.92	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
J. Michael Cook
Affirmative	17,770,642,454.98	94.876
Withheld	959,798,587.94	5.124
TOTAL	18,730,441,042.92	100.000
Ralph F. Cox
Affirmative	17,759,356,374.26	94.815
Withheld	971,084,668.66	5.185
TOTAL	18,730,441,042.92	100.000
Laura B. Cronin
Affirmative	17,797,888,742.24	95.021
Withheld	932,552,300.68	4.979
TOTAL	18,730,441,042.92	100.000
Dennis J. Dirks B
Affirmative	17,802,602,074.45	95.046
Withheld	927,838,968.47	4.954
TOTAL	18,730,441,042.92	100.000
Robert M. Gates
Affirmative	17,784,855,823.58	94.952
Withheld	945,585,219.34	5.048
TOTAL	18,730,441,042.92	100.000
George H. Heilmeier
Affirmative	17,768,875,556.56	94.866
Withheld	961,565,486.36	5.134
TOTAL	18,730,441,042.92	100.000
Abigail P. Johnson
Affirmative	17,781,929,073.06	94.936
Withheld	948,511,969.86	5.064
TOTAL	18,730,441,042.92	100.000
Edward C. Johnson 3d
Affirmative	17,752,140,336.45	94.777
Withheld	978,300,706.47	5.223
TOTAL	18,730,441,042.92	100.000
Donald J. Kirk
Affirmative	17,772,467,361.45	94.885
Withheld	957,973,681.47	5.115
TOTAL	18,730,441,042.92	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	17,776,922,254.30	94.909
Withheld	953,518,788.62	5.091
TOTAL	18,730,441,042.92	100.000
Ned C. Lautenbach
Affirmative	17,804,221,564.95	95.055
Withheld	926,219,477.97	4.945
TOTAL	18,730,441,042.92	100.000
Marvin L. Mann
Affirmative	17,763,277,607.06	94.836
Withheld	967,163,435.86	5.164
TOTAL	18,730,441,042.92	100.000
William O. McCoy
Affirmative	17,758,560,162.11	94.811
Withheld	971,880,880.81	5.189
TOTAL	18,730,441,042.92	100.000
Robert L. Reynolds
Affirmative	17,806,026,904.06	95.065
Withheld	924,414,138.86	4.935
TOTAL	18,730,441,042.92	100.000
Cornelia M. SmallB
Affirmative	17,798,878,892.31	95.026
Withheld	931,562,150.61	4.974
TOTAL	18,730,441,042.92	100.000
William S. Stavropoulos
Affirmative	17,786,496,107.78	94.960
Withheld	943,944,935.14	5.040
TOTAL	18,730,441,042.92	100.000
PROPOSAL 9
To amend the fund's fundamental investment limitation concerning borrowing.
	# of Votes	% of Votes
Affirmative	1,415,911,097.88	89.754
Against	58,404,622.92	3.702
Abstain	103,230,926.39	6.544
TOTAL	1,577,546,647.19	100.000
PROPOSAL 10
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes	% of Votes
Affirmative	1,415,760,262.71	89.744
Against	59,625,618.33	3.780
Abstain	102,160,766.15	6.476
TOTAL	1,577,546,647.19	100.000
A Denotes trust-wide proposals and voting results. B Effective January 1, 2005.

Overseas Portfolio

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPOVRSR-ANN-0205
1.781996.102

Fidelity® Variable Insurance Products:

Value Portfolio

Annual Report

December 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	3	How the fund has done over time.
Management's Discussion	4	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	5	An example of shareholder expenses.
Investment Summary	6	A summary of the fund's investments at period end.
Investments	7	A complete list of the fund's investments with their market values.
Financial Statements	10	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	14	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	17
Trustees and Officers	18
Proxy Voting Results	23

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-5429 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Variable Insurance Products: Value Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2004	Past 1 year	Life of fundA
Fidelity ® VIP: Value - Initial Class	11.24%	5.50%
Fidelity VIP: Value - Service ClassB	11.07%	5.37%
Fidelity VIP: Value - Service Class 2C	10.93%	5.23%

A From May 9, 2001.

B Performance for Service Class shares reflects an asset-based service fee (12b-1 fee).

C Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee).

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Value Portfolio - Initial Class on May 9, 2001, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Value Index performed over the same period.

Annual Report

Fidelity Variable Insurance Products: Value Portfolio

Management's Discussion of Fund Performance

Comments from Steve DuFour, Portfolio Manager of Fidelity® Variable Insurance Products: Value Portfolio

The year ending December 31, 2004, generally was positive for equity investors, as many stock market benchmarks produced double-digit gains. Broad-based themes included the continued dominance of small-cap stocks, which outperformed large-caps for the sixth consecutive year. The small-cap Russell 2000® Index was up 18.33% in 2004, while the larger-cap Standard & Poor's 500SM Index rose 10.88%. Value stocks ended the year well ahead of growth stocks: The Russell 3000® Value Index advanced 16.94%, compared to 6.93% for the Russell 3000 Growth Index. Energy and basic materials stocks led the market upward. Energy stocks were boosted by record-high oil prices, while strong demand from China helped support commodity prices. The health care sector was among the market's weakest performers. Technology also fell off the pace, though it was helped by a rally late in the year. The tech-heavy NASDAQ Composite® Index returned 9.15%, thanks primarily to a 14.87% jump in the fourth quarter. Elsewhere, the Dow Jones Industrial AverageSM gained 5.37% for the year.

For the one-year period ending December 31, 2004, Value Portfolio underperformed the 16.94% return of the Russell 3000 Value Index, but surpassed the 10.36% advance of the LipperSM Variable Annuity Growth Funds Average. The fund's emphasis on large-capitalization stocks caused some of its underperformance relative to the Russell index. Mid- and small-caps, which made up a greater percentage of the index than the fund, generally outperformed larger-cap issues during the period. Underweighting banking, utilities and real estate - three of the better-performing groups in the index - also hurt the fund's relative results. Among the fund's biggest individual detractors were brokerage firms Charles Schwab and Morgan Stanley, as well as Internet company IAC/InterActiveCorp, all three of which declined. On the positive side of the ledger, good stock selection and maintaining a higher exposure to the strong-performing energy sector boosted the fund's return relative to its index. Natural gas producer Burlington Resources was among the fund's top-performing holdings in this sector. Other positions that made strong contributions to the fund's performance were railroad operator Norfolk Southern and Eastman Chemical, a provider of raw materials for industrial uses.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Variable Insurance Products: Value Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period* July 1, 2004 to December 31, 2004
Initial Class
Actual	$ 1,000.00	$ 1,108.30	$ 5.30**
HypotheticalA	$ 1,000.00	$ 1,020.11	$ 5.08**
Service Class
Actual	$ 1,000.00	$ 1,107.70	$ 5.83**
HypotheticalA	$ 1,000.00	$ 1,019.61	$ 5.58**
Service Class 2
Actual	$ 1,000.00	$ 1,107.20	$ 6.62**
HypotheticalA	$ 1,000.00	$ 1,018.85	$ 6.34**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	1.00%**
Service Class	1.10%**
Service Class 2	1.25%**

** If changes to voluntary expense limitations effective February 1, 2005 had been in effect during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Initial Class	.85%
Actual		$ 4.51
HypotheticalA		$ 4.32
Service Class	.95%
Actual		$ 5.03
HypotheticalA		$ 4.82
Service Class 2	1.10%
Actual		$ 5.83
HypotheticalA		$ 5.58

A 5% return per year before expenses

Annual Report

Fidelity Variable Insurance Products: Value Portfolio

Investment Summary

Top Five Stocks as of December 31, 2004
% of fund's net assets
General Electric Co.	4.8
Exxon Mobil Corp.	4.1
Verizon Communications, Inc.	3.5
Eastman Chemical Co.	3.2
Bank of America Corp.	3.1
18.7
Top Five Market Sectors as of December 31, 2004
% of fund's net assets
Financials	30.3
Industrials	13.6
Information Technology	12.4
Consumer Discretionary	9.2
Health Care	6.9
Asset Allocation as of December 31, 2004
% of fund's net assets*
Stocks	99.7%
Net Other Assets	0.3%
* Foreign investments	2.4%

Annual Report

Fidelity Variable Insurance Products: Value Portfolio

Investments December 31, 2004

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 9.2%
Auto Components - 0.5%
Modine Manufacturing Co.	800	$ 27,016
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	700	31,003
Media - 6.6%
News Corp. Class B	8,100	155,520
Omnicom Group, Inc.	660	55,651
Walt Disney Co.	900	25,020
XM Satellite Radio Holdings, Inc. Class A (a)	3,230	121,513
		357,704
Multiline Retail - 0.7%
Dollar Tree Stores, Inc. (a)	500	14,340
JCPenney Co., Inc.	200	8,280
The May Department Stores Co.	600	17,640
		40,260
Specialty Retail - 0.8%
Home Depot, Inc.	1,000	42,740
TOTAL CONSUMER DISCRETIONARY		498,723
CONSUMER STAPLES - 6.4%
Beverages - 0.5%
The Coca-Cola Co.	650	27,060
Food & Staples Retailing - 2.0%
Wal-Mart Stores, Inc.	1,990	105,112
Food Products - 1.1%
Campbell Soup Co.	500	14,945
General Mills, Inc.	600	29,826
McCormick & Co., Inc. (non-vtg.)	420	16,212
		60,983
Household Products - 0.1%
Procter & Gamble Co.	100	5,508
Tobacco - 2.7%
Altria Group, Inc.	2,270	138,697
Loews Corp. - Carolina Group	200	5,790
		144,487
TOTAL CONSUMER STAPLES		343,150
ENERGY - 5.9%
Energy Equipment & Services - 1.3%
Halliburton Co.	1,800	70,632
Oil & Gas - 4.6%
Burlington Resources, Inc.	570	24,795
Exxon Mobil Corp.	4,340	222,468
		247,263
TOTAL ENERGY		317,895

	Shares	Value (Note 1)
FINANCIALS - 28.3%
Capital Markets - 6.4%
Charles Schwab Corp.	500	$ 5,980
Goldman Sachs Group, Inc.	470	48,899
Lehman Brothers Holdings, Inc.	400	34,992
Merrill Lynch & Co., Inc.	2,200	131,494
Morgan Stanley	540	29,981
State Street Corp.	1,850	90,872
		342,218
Commercial Banks - 7.8%
Bank of America Corp.	3,610	169,634
First Horizon National Corp.	300	12,933
Wachovia Corp.	2,130	112,038
Wells Fargo & Co.	2,040	126,786
		421,391
Consumer Finance - 1.9%
American Express Co.	400	22,548
SLM Corp.	1,530	81,687
		104,235
Diversified Financial Services - 2.0%
Citigroup, Inc.	1,160	55,889
J.P. Morgan Chase & Co.	1,348	52,585
		108,474
Insurance - 4.1%
American International Group, Inc.	2,540	166,802
Fidelity National Financial, Inc.	100	4,567
Hartford Financial Services Group, Inc.	300	20,793
Willis Group Holdings Ltd.	700	28,819
		220,981
Real Estate - 4.3%
AvalonBay Communities, Inc.	100	7,530
Capital Automotive (SBI)	160	5,684
CenterPoint Properties Trust (SBI)	100	4,789
Equity Lifestyle Properties, Inc.	2,000	71,500
Equity Office Properties Trust	900	26,208
General Growth Properties, Inc.	3,123	112,928
		228,639
Thrifts & Mortgage Finance - 1.8%
Fannie Mae	690	49,135
Freddie Mac	300	22,110
Washington Mutual, Inc.	600	25,368
		96,613
TOTAL FINANCIALS		1,522,551
HEALTH CARE - 6.9%
Health Care Providers & Services - 2.4%
Aetna, Inc.	200	24,950
Cardinal Health, Inc.	400	23,260
UnitedHealth Group, Inc.	930	81,868
		130,078
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - 4.5%
Bristol-Myers Squibb Co.	1,200	$ 30,744
Johnson & Johnson	800	50,736
Merck & Co., Inc.	1,500	48,210
Pfizer, Inc.	1,890	50,822
Roche Holding AG ADR (a)	300	34,464
Wyeth	600	25,554
		240,530
TOTAL HEALTH CARE		370,608
INDUSTRIALS - 13.6%
Aerospace & Defense - 1.6%
Goodrich Corp.	380	12,403
Hexcel Corp. (a)	300	4,350
Lockheed Martin Corp.	200	11,110
Northrop Grumman Corp.	300	16,308
Precision Castparts Corp.	630	41,378
		85,549
Commercial Services & Supplies - 0.1%
Knoll, Inc.	200	3,500
Industrial Conglomerates - 4.8%
General Electric Co.	7,120	259,880
Machinery - 3.7%
Caterpillar, Inc.	230	22,427
Dover Corp.	1,610	67,523
Eaton Corp.	600	43,416
Navistar International Corp. (a)	1,000	43,980
Volvo AB ADR	600	23,790
		201,136
Marine - 0.1%
Alexander & Baldwin, Inc.	100	4,242
Road & Rail - 3.3%
Landstar System, Inc. (a)	840	61,858
Norfolk Southern Corp.	3,170	114,722
		176,580
TOTAL INDUSTRIALS		730,887
INFORMATION TECHNOLOGY - 11.9%
Communications Equipment - 1.0%
Cisco Systems, Inc. (a)	800	15,440
Nokia Corp. sponsored ADR	1,800	28,206
QUALCOMM, Inc.	300	12,720
		56,366
Computers & Peripherals - 0.6%
Dell, Inc. (a)	300	12,642
Emulex Corp. (a)	600	10,104
Western Digital Corp. (a)	700	7,588
		30,334

	Shares	Value (Note 1)
Electronic Equipment & Instruments - 1.0%
Agilent Technologies, Inc. (a)	800	$ 19,280
Arrow Electronics, Inc. (a)	500	12,150
Avnet, Inc. (a)	1,100	20,064
		51,494
Semiconductors & Semiconductor Equipment - 7.4%
Altera Corp. (a)	500	10,350
Analog Devices, Inc.	1,240	45,781
Applied Materials, Inc. (a)	2,020	34,542
Axcelis Technologies, Inc. (a)	500	4,065
Credence Systems Corp. (a)	200	1,830
Fairchild Semiconductor International, Inc. (a)	500	8,130
Freescale Semiconductor, Inc. Class B	1,100	20,196
Intel Corp.	2,720	63,621
KLA-Tencor Corp. (a)	1,180	54,964
Kulicke & Soffa Industries, Inc. (a)	500	4,310
Lam Research Corp. (a)	1,300	37,583
LTX Corp. (a)	1,300	9,997
MKS Instruments, Inc. (a)	500	9,275
National Semiconductor Corp.	2,400	43,080
Novellus Systems, Inc. (a)	900	25,101
ON Semiconductor Corp. (a)	3,100	14,074
Teradyne, Inc. (a)	600	10,242
		397,141
Software - 1.9%
Microsoft Corp.	3,940	105,237
TOTAL INFORMATION TECHNOLOGY		640,572
MATERIALS - 6.3%
Chemicals - 6.1%
Air Products & Chemicals, Inc.	70	4,058
E.I. du Pont de Nemours & Co.	1,300	63,765
Eastman Chemical Co.	3,006	173,536
FMC Corp. (a)	940	45,402
Lubrizol Corp.	200	7,372
Lyondell Chemical Co.	1,100	31,812
		325,945
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	500	11,325
TOTAL MATERIALS		337,270
TELECOMMUNICATION SERVICES - 6.5%
Diversified Telecommunication Services - 6.1%
Citizens Communications Co.	300	4,137
Sprint Corp.	5,420	134,687
Verizon Communications, Inc.	4,710	190,802
		329,626
Wireless Telecommunication Services - 0.4%
Vodafone Group PLC sponsored ADR	800	21,904
TOTAL TELECOMMUNICATION SERVICES		351,530
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - 2.2%
Electric Utilities - 1.9%
Edison International	400	$ 12,812
Entergy Corp.	270	18,249
Exelon Corp.	1,010	44,511
Southern Co.	800	26,816
		102,388
Gas Utilities - 0.3%
AGL Resources, Inc.	500	16,620
TOTAL UTILITIES		119,008
TOTAL COMMON STOCKS (Cost $4,512,271)		5,232,194
Convertible Preferred Stocks - 2.5%

FINANCIALS - 2.0%
Thrifts & Mortgage Finance - 2.0%
Fannie Mae 5.375%	1	105,375
INFORMATION TECHNOLOGY - 0.5%
Office Electronics - 0.5%
Xerox Corp. Series C, 6.25%	200	29,491
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $127,893)		134,866
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $4,640,164)	5,367,060
NET OTHER ASSETS - 0.3%	15,679
NET ASSETS - 100%	$ 5,382,739
Legend
(a) Non-income producing
Income Tax Information
At December 31, 2004, the fund had a capital loss carryforward of approximately $99,823 all of which will expire on December 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Value Portfolio

Financial Statements

Statement of Assets and Liabilities

December 31, 2004
Assets
Investment in securities, at value (cost $4,640,164) - See accompanying schedule		$ 5,367,060
Receivable for investments sold		92,384
Receivable for fund shares sold		156
Dividends receivable		6,840
Interest receivable		294
Prepaid expenses		18
Receivable from investment adviser for expense reductions		5,319
Other receivables		681
Total assets		5,472,752

Liabilities
Payable to custodian bank	$ 40,351
Payable for investments purchased	12,341
Payable for fund shares redeemed	139
Accrued management fee	2,496
Distribution fees payable	818
Other affiliated payables	3,046
Other payables and accrued expenses	30,822
Total liabilities		90,013

Net Assets		$ 5,382,739
Net Assets consist of:
Paid in capital		$ 4,763,168
Undistributed net investment income		271
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(107,596)
Net unrealized appreciation (depreciation) on investments		726,896
Net Assets		$ 5,382,739

Initial Class: Net Asset Value, offering price and redemption price per share ($582,888 ÷ 48,706 shares)		$ 11.97

Service Class: Net Asset Value, offering price and redemption price per share ($1,225,269 ÷ 102,681 shares)		$ 11.93

Service Class 2: Net Asset Value, offering price and redemption price per share ($3,574,582 ÷ 301,098 shares)		$ 11.87

Statement of Operations

Year ended December 31, 2004
Investment Income
Dividends		$ 87,990
Special Dividends		11,820
Interest		2,123
Total income		101,933

Expenses
Management fee	$ 26,508
Transfer agent fees	5,060
Distribution fees	8,818
Accounting fees and expenses	33,000
Non-interested trustees' compensation	25
Custodian fees and expenses	13,814
Registration fees	83
Audit	43,476
Legal	18
Miscellaneous	1,422
Total expenses before reductions	132,224
Expense reductions	(79,738)	52,486
Net investment income (loss)		49,447
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	202,062
Foreign currency transactions	(5)
Total net realized gain (loss)		202,057
Change in net unrealized appreciation (depreciation) on investment securities		237,141
Net gain (loss)		439,198
Net increase (decrease) in net assets resulting from operations		$ 488,645

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Value Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2004	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 49,447	$ 12,726
Net realized gain (loss)	202,057	289,825
Change in net unrealized appreciation (depreciation)	237,141	625,643
Net increase (decrease) in net assets resulting from operations	488,645	928,194
Distributions to shareholders from net investment income	(49,290)	(13,029)
Share transactions - net increase (decrease)	694,703	571,085
Total increase (decrease) in net assets	1,134,058	1,486,250

Net Assets
Beginning of period	4,248,681	2,762,431
End of period (including undistributed net investment income of $271 and undistributed net investment income of $612, respectively)	$ 5,382,739	$ 4,248,681
Other Information:
Share Transactions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
Shares Sold	13,249	34,898	176,363
Reinvested	445	942	2,765
Redeemed	(2,986)	(22,818)	(143,324)
Net increase (decrease)	10,708	13,022	35,804

Dollars Sold	$ 151,909	$ 382,903	$ 1,937,902
Reinvested	5,308	11,214	32,768
Redeemed	(32,863)	(246,439)	(1,547,999)
Net increase (decrease)	$ 124,354	$ 147,678	$ 422,671

Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
Shares Sold	6,374	7,612	110,002
Reinvested	117	277	828
Redeemed	(689)	(17,131)	(55,311)
Net increase (decrease)	5,802	(9,242)	55,519

Dollars Sold	$ 61,284	$ 72,354	$ 1,081,987
Reinvested	1,250	2,961	8,818
Redeemed	(6,192)	(152,027)	(499,350)
Net increase (decrease)	$ 56,342	$ (76,712)	$ 591,455

Distributions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
From net investment income	$ 5,308	$ 11,214	$ 32,768
	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
From net investment income	$ 1,250	$ 2,961	$ 8,818

See accompanying notes which are an integral part of the financial statements.

Value Portfolio

Financial Highlights - Initial Class

Years ended December 31,	2004	2003	2002	2001 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.86	$ 8.12	$ 9.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14 F	.05	.03	.03
Net realized and unrealized gain (loss)	1.08	2.72	(1.54)	(.37)
Total from investment operations	1.22	2.77	(1.51)	(.34)
Distributions from net investment income	(.11)	(.03)	(.01)	(.02)
Net asset value, end of period	$ 11.97	$ 10.86	$ 8.12	$ 9.64
Total Return B, C, D	11.24%	34.16%	(15.66)%	(3.40)%
Ratios to Average Net Assets H
Expenses before expense reductions	2.65%	4.32%	3.60%	7.11% A
Expenses net of voluntary waivers, if any	1.00%	1.28%	1.50%	1.50% A
Expenses net of all reductions	.95%	1.22%	1.45%	1.46% A
Net investment income (loss)	1.26%	.57%	.31%	.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 583	$ 413	$ 261	$ 290
Portfolio turnover rate	155%	164%	192%	115% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G For the period May 9, 2001 (commencement of operations) to December 31, 2001.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Years ended December 31,	2004	2003	2002	2001 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 8.12	$ 9.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13 F	.05	.02	.02
Net realized and unrealized gain (loss)	1.07	2.70	(1.53)	(.37)
Total from investment operations	1.20	2.75	(1.51)	(.35)
Distributions from net investment income	(.11)	(.03)	(.01)	(.01)
Net asset value, end of period	$ 11.93	$ 10.84	$ 8.12	$ 9.64
Total Return B, C, D	11.07%	33.91%	(15.66)%	(3.50)%
Ratios to Average Net Assets H
Expenses before expense reductions	2.75%	4.35%	3.64%	7.23% A
Expenses net of voluntary waivers, if any	1.10%	1.35%	1.60%	1.60% A
Expenses net of all reductions	1.04%	1.29%	1.55%	1.56% A
Net investment income (loss)	1.17%	.50%	.21%	.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,225	$ 972	$ 803	$ 910
Portfolio turnover rate	155%	164%	192%	115% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G For the period May 9, 2001 (commencement of operations) to December 31, 2001.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2004	2003	2002	2001 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.80	$ 8.10	$ 9.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11 F	.03	.01	.01
Net realized and unrealized gain (loss)	1.07	2.70	(1.54)	(.36)
Total from investment operations	1.18	2.73	(1.53)	(.35)
Distributions from net investment income	(.11)	(.03)	(.01)	(.01)
Net asset value, end of period	$ 11.87	$ 10.80	$ 8.10	$ 9.64
Total Return B, C, D	10.93%	33.75%	(15.87)%	(3.50)%
Ratios to Average Net Assets H
Expenses before expense reductions	2.93%	4.50%	3.78%	7.38% A
Expenses net of voluntary waivers, if any	1.25%	1.51%	1.75%	1.75% A
Expenses net of all reductions	1.20%	1.45%	1.70%	1.70% A
Net investment income (loss)	1.01%	.34%	.06%	.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,575	$ 2,865	$ 1,698	$ 1,750
Portfolio turnover rate	155%	164%	192%	115% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G For the period May 9, 2001 (commencement of operations) to December 31, 2001.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Value Portfolio

Notes to Financial Statements

For the period ended December 31, 2004

1. Significant Accounting Policies.

Value Portfolio (the fund) is a fund of Variable Insurance Products Fund (the trust) (referred to in this report as Fidelity Variable Insurance Products: Value Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends to net investment income per share is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 740,106
Unrealized depreciation	(21,873)
Net unrealized appreciation (depreciation)	718,233
Undistributed ordinary income	1,095
Capital loss carryforward	(99,823)

Cost for federal income tax purposes	$ 4,648,827

The tax character of distributions paid was as follows:

	December 31, 2004	December 31, 2003
Ordinary Income	$ 49,290	$ 13,029

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $7,706,988 and $7,032,567, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 1,069
Service Class 2	7,749
$ 8,818

Value Portfolio

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 401
Service Class	968
Service Class 2	3,691
$ 5,060

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,422 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $528 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement. Effective February 1, 2005 the expense limitations will be changed to .85%, .95%, and 1.10% for Initial, Service Class, and Service Class 2, respectively.

	Expense Limitations	Reimbursement from adviser

Initial Class	1.00%	$ 7,307
Service Class	1.10%	17,747
Service Class 2	1.25%	52,211
		$ 77,265

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $2,473 for the period.

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 22% of the total outstanding shares of the fund and two otherwise unaffiliated shareholders were the owners of record of 73% of the total outstanding shares of the fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund and Shareholders of Value Portfolio:

We have audited the accompanying statement of assets and liabilities of Value Portfolio (the Fund), a fund of Variable Insurance Products Fund, including the portfolio of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Value Portfolio as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 18, 2005

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe, each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 233 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-5429.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1981

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of VIP Value (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Trustees and Officers - continued

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice-Chairman of the non-interested Trustees (2005). Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Bart A. Grenier (45)

Year of Election or Appointment: 2001

Vice President of VIP Value. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Stephen M. DuFour (38)

Year of Election or Appointment: 2001

Vice President of VIP Value. Mr. DuFour also serves as Vice President of other funds managed by FMR. Prior to assuming his current responsibilities, Mr. DuFour managed a variety of Fidelity funds.

Eric D. Roiter (56)

Year of Election or Appointment: 2001

Secretary of VIP Value. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Vice President and Secretary of FDC; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present); and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present).

Stuart Fross (45)
Year of Election or Appointment: 2003 Assistant Secretary of VIP Value. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of VIP Value. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of VIP Value. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of VIP Value. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of VIP Value. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of VIP Value. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)
Year of Election or Appointment: 2001 Assistant Treasurer of VIP Value. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (51)
Year of Election or Appointment: 2004 Assistant Treasurer of VIP Value. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of VIP Value. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP Value. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on December 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	15,331,508,529.96	81.853
Against	2,429,553,894.02	12.972
Abstain	969,378,618.94	5.175
TOTAL	18,730,441,042.92	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
J. Michael Cook
Affirmative	17,770,642,454.98	94.876
Withheld	959,798,587.94	5.124
TOTAL	18,730,441,042.92	100.000
Ralph F. Cox
Affirmative	17,759,356,374.26	94.815
Withheld.	971,084,668.66	5.185
TOTAL	18,730,441,042.92	100.000
Laura B. Cronin
Affirmative	17,797,888,742.24	95.021
Withheld	932,552,300.68	4.979
TOTAL	18,730,441,042.92	100.000
Dennis J. DirksB
Affirmative	17,802,602,074.45	95.046
Withheld	927,838,968.47	4.954
TOTAL	18,730,441,042.92	100.000
Robert M. Gates
Affirmative	17,784,855,823.58	94.952
Withheld	945,585,219.34	5.048
TOTAL	18,730,441,042.92	100.000
George H. Heilmeier
Affirmative	17,768,875,556.56	94.866
Withheld	961,565,486.36	5.134
TOTAL	18,730,441,042.92	100.000
Abigail P. Johnson
Affirmative	17,781,929,073.06	94.936
Withheld	948,511,969.86	5.064
TOTAL	18,730,441,042.92	100.000
Edward C. Johnson 3d
Affirmative	17,752,140,336.45	94.777
Withheld	978,300,706.47	5.223
TOTAL	18,730,441,042.92	100.000
Donald J. Kirk
Affirmative	17,772,467,361.45	94.885
Withheld	957,973,681.47	5.115
TOTAL	18,730,441,042.92	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	17,776,922,254.30	94.909
Withheld	953,518,788.62	5.091
TOTAL	18,730,441,042.92	100.000
Ned C. Lautenbach
Affirmative	17,804,221,564.95	95.055
Withheld	926,219,477.97	4.945
TOTAL	18,730,441,042.92	100.000
Marvin L. Mann
Affirmative	17,763,277,607.06	94.836
Withheld	967,163,435.86	5.164
TOTAL	18,730,441,042.92	100.000
William O. McCoy
Affirmative	17,758,560,162.11	94.811
Withheld	971,880,880.81	5.189
TOTAL	18,730,441,042.92	100.000
Robert L. Reynolds
Affirmative	17,806,026,904.06	95.065
Withheld	924,414,138.86	4.935
TOTAL	18,730,441,042.92	100.000
Cornelia M. SmallB
Affirmative	17,798,878,892.31	95.026
Withheld	931,562,150.61	4.974
TOTAL	18,730,441,042.92	100.000
William S. Stavropoulos
Affirmative	17,786,496,107.78	94.960
Withheld	943,944,935.14	5.040
TOTAL	18,730,441,042.92	100.000
A Denotes trust-wide proposals and voting results. B Effective January 1, 2005.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPVAL-ANN-0205
1.768949.103

Item 2. Code of Ethics

As of the end of the period, December 31, 2004, Variable Insurance Products Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, Money Market Portfolio and Overseas Portfolio (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2004A	2003A
Equity-Income Portfolio	$75,000	$64,000
Growth Portfolio	$70,000	$60,000
High Income Portfolio	$57,000	$80,000
Money Market Portfolio	$32,000	$29,000
Overseas Portfolio	$50,000	$55,000
All funds in the Fidelity Group of Funds audited by PwC	$10,800,000	$10,600,000
A	Aggregate amounts may reflect rounding.

For the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Value Portfolio (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2004A	2003A
Value Portfolio	$29,000	$26,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$4,300,000	$4,300,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2004A	2003 A, B
Equity-Income Portfolio	$0	$0
Growth Portfolio	$0	$0
High Income Portfolio	$0	$0
Money Market Portfolio	$0	$0
Overseas Portfolio	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2004A	2003 A, B
Value Portfolio	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Audit-Related Fees that were billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2004 A	2003A, B
PwC	$0	$50,000
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2004A	2003A, B
Equity-Income Portfolio	$3,200	$3,000
Growth Portfolio	$2,400	$2,200
High Income Portfolio	$2,400	$2,200
Money Market Portfolio	$1,600	$1,500
Overseas Portfolio	$4,000	$3,700
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2004A	2003A, B
Value Portfolio	$4,300	$4,100
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Tax Fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A	2003A, B
PwC	$0	$0
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2004A	2003A, B
Equity-Income Portfolio	$10,100	$8,700
Growth Portfolio	$10,000	$9,100
High Income Portfolio	$2,800	$2,600
Money Market Portfolio	$2,400	$3,100
Overseas Portfolio	$2,900	$2,400
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the fund is shown in the table below.

Fund	2004A	2003A, B
Value Portfolio	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Other Fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A	2003A, B
PwC	$490,000	$190,000
Deloitte Entities	$850,000	$150,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) According to PwC for the fiscal year ended December 31, 2004, the percentage of hours spent on the audit of each fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of PwC is as follows:

Fund	2004
Equity-Income Portfolio	0%
Growth Portfolio	0%
High Income Portfolio	0%
Money Market Portfolio	0%
Overseas Portfolio	0%

According to Deloitte Entities for the fiscal year ended December 31, 2004, the percentage of hours spent on the audit of the fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of Deloitte Entities is as follows:

Fund	2004
Value Portfolio	0%

(g) For the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate fees billed by PwC of $2,700,000A and $1,950,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2004A	2003A,B
Covered Services	$550,000	$300,000
Non-Covered Services	$2,150,000	$1,650,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

For the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate fees billed by Deloitte Entities of $1,350,000A and $1,350,000A, B for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2004A	2003A, B
Covered Services	$850,000	$150,000
Non-Covered Services	$500,000	$1,200,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audit of the funds, taking into account representations from PwC and Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding their independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 24, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	February 24, 2005